Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)
Australia (4.6%)
Commonwealth Bank of Australia	3,190,035	162,294
CSL Ltd.	816,449	158,802
BHP Group Ltd.	5,311,317	139,842
Westpac Banking Corp.	6,508,938	78,165
National Australia Bank Ltd.	5,762,293	71,937
Wesfarmers Ltd.	2,035,300	67,670
Australia & New Zealand Banking Group Ltd.	5,113,347	64,943
Woolworths Group Ltd.	2,274,270	62,961
Macquarie Group Ltd.	577,752	50,774
Rio Tinto Ltd.	670,037	49,039
Transurban Group	4,919,452	48,661
Goodman Group	3,229,707	39,269
Newcrest Mining Ltd.	1,454,971	37,067
Fortescue Metals Group Ltd.	2,864,489	35,655
Coles Group Ltd.	2,283,778	29,609
Amcor plc	2,882,719	29,608
Woodside Petroleum Ltd.	1,726,258	24,558
Aristocrat Leisure Ltd.	1,145,354	21,475
Brambles Ltd.	2,744,778	21,192
ASX Ltd.	349,337	20,583
Sonic Healthcare Ltd.	851,110	19,486
QBE Insurance Group Ltd.	2,614,020	18,307
* Afterpay Ltd.	371,573	18,073
Telstra Corp. Ltd.	7,502,811	17,966
APA Group	2,131,750	16,700
James Hardie Industries plc	797,557	16,461
Cochlear Ltd.	115,593	15,774
Insurance Australia Group Ltd.	4,183,874	15,232
Northern Star Resources Ltd.	1,286,184	14,598
Suncorp Group Ltd.	2,286,017	13,963
Ramsay Health Care Ltd.	307,421	13,588
Scentre Group	9,317,408	13,504
AGL Energy Ltd.	1,136,346	13,461
South32 Ltd.	8,764,605	12,869
Origin Energy Ltd.	3,196,833	12,240
Dexus	1,979,273	12,015
Santos Ltd.	3,197,494	11,944
* Xero Ltd.	168,321	10,788
Magellan Financial Group Ltd.	246,583	10,713
Aurizon Holdings Ltd.	3,325,934	10,606
Mirvac Group	7,111,500	10,583
Medibank Pvt Ltd.	4,984,774	9,955
Treasury Wine Estates Ltd.	1,292,876	9,926
GPT Group	3,520,787	9,743
Stockland	4,276,029	9,664

Lendlease Corp. Ltd.	1,187,550	9,647
SEEK Ltd.	624,012	9,598
Orica Ltd.	722,505	8,950
Tabcorp Holdings Ltd.	3,421,785	8,653
Ampol Ltd.	455,797	8,544
Computershare Ltd.	862,018	8,250
Evolution Mining Ltd.	1,912,904	8,172
Atlas Arteria Ltd.	1,691,062	7,904
Oil Search Ltd.	3,741,455	7,722
Sydney Airport	1,979,945	7,416
BlueScope Steel Ltd.	911,871	7,293
REA Group Ltd.	89,588	6,918
JB Hi-Fi Ltd.	200,781	6,576
* AMP Ltd.	6,218,773	6,471
Ansell Ltd.	231,795	6,364
Vicinity Centres	6,726,642	6,214
Charter Hall Group	826,491	6,161
Domino's Pizza Enterprises Ltd.	108,714	5,741
OZ Minerals Ltd.	576,084	5,591
Boral Ltd.	2,185,507	5,591
Coca-Cola Amatil Ltd.	916,699	5,350
ALS Ltd.	847,219	5,136
Qube Holdings Ltd.	2,608,869	5,041
Iluka Resources Ltd.	762,332	4,947
^ Alumina Ltd.	4,502,131	4,882
Bendigo & Adelaide Bank Ltd.	941,710	4,623
Altium Ltd.	196,791	4,598
Incitec Pivot Ltd.	3,429,730	4,496
AusNet Services	3,274,391	4,184
Crown Resorts Ltd.	637,043	4,073
* TPG Telecom Ltd.	663,660	3,812
Downer EDI Ltd.	1,265,375	3,700
Cleanaway Waste Management Ltd.	2,404,185	3,567
Metcash Ltd.	1,841,670	3,552
^ Bank of Queensland Ltd.	816,901	3,457
Worley Ltd.	583,957	3,388
Beach Energy Ltd.	3,191,437	3,198
Challenger Ltd.	1,028,093	3,170
Qantas Airways Ltd.	1,301,524	2,984
Shopping Centres Australasia Property Group	1,919,821	2,954
Seven Group Holdings Ltd.	239,464	2,898
Orora Ltd.	1,751,510	2,863
Harvey Norman Holdings Ltd.	1,068,146	2,824
Star Entertainment Grp Ltd.	1,488,488	2,691
CIMIC Group Ltd.	172,829	2,659
IDP Education Ltd.	249,657	2,365
^ Washington H Soul Pattinson & Co. Ltd.	167,033	2,330
* Vocus Group Ltd.	1,082,877	2,233
CSR Ltd.	867,838	2,164
WiseTech Global Ltd.	146,116	2,148
IOOF Holdings Ltd.	619,274	2,010
Flight Centre Travel Group Ltd.	259,041	1,966
Perpetual Ltd.	78,515	1,706
Sims Ltd.	296,467	1,668
* Nufarm Ltd.	569,502	1,630
Whitehaven Coal Ltd.	1,583,056	1,566
Platinum Asset Management Ltd.	534,125	1,420

	Adbri Ltd.	811,033	1,274
	Domain Holdings Australia Ltd.	408,442	962
*,^	Tuas Ltd.	323,096	163
			1,820,691
Austria (0.1%)
*	Erste Group Bank AG	511,430	11,447
*	OMV AG	255,837	8,080
	Verbund AG	117,122	6,146
	voestalpine AG	206,869	4,587
	Andritz AG	125,971	4,229
*	Raiffeisen Bank International AG	236,058	4,061
*	Telekom Austria AG Class A	249,495	1,873
*	Vienna Insurance Group AG Wiener Versicherung Gruppe	71,228	1,584
			42,007
Belgium (0.6%)
	Anheuser-Busch InBev SA/NV	1,495,520	81,212
	KBC Group NV	493,697	28,149
	Ucb SA	216,453	27,812
*	Argenx SE	76,781	17,717
	Umicore SA	367,458	17,354
	Groupe Bruxelles Lambert SA	192,940	16,736
	Ageas SA/NV	325,520	12,186
	Solvay SA Class A	124,328	9,650
	Sofina SA	27,567	7,721
	Elia Group SA/NV	63,405	6,901
	Colruyt SA	93,996	5,459
	Proximus SADP	251,842	5,181
*	Ackermans & van Haaren NV	40,338	5,181
	Telenet Group Holding NV	83,402	3,235
			244,494
Brazil (1.7%)
	B3 SA - Brasil Bolsa Balcao	3,691,687	44,896
	Vale SA	2,990,943	34,809
	Itau Unibanco Holding SA ADR	6,545,119	33,380
	Vale SA Class B ADR	2,752,444	32,038
	Petroleo Brasileiro SA ADR Preference Shares	3,036,130	25,898
	Banco Bradesco SA ADR	5,580,502	23,550
	Magazine Luiza SA	1,195,765	18,501
	Petroleo Brasileiro SA	3,992,220	17,372
	Weg SA	1,336,325	17,253
	Itausa - Investimentos Itau SA Preference Shares	8,203,320	16,779
	Itau Unibanco Holding SA Preference Shares	2,564,482	13,219
	Natura & Co. Holding SA	1,381,081	12,454
	Ambev SA ADR	4,332,125	11,610
	Lojas Renner SA	1,438,506	11,342
	Notre Dame Intermedica Participacoes SA	827,785	10,594
	Lojas Americanas SA Preference Shares	1,565,640	10,234
	Banco do Brasil SA	1,567,406	10,090
	Raia Drogasil SA	414,575	9,863
	Localiza Rent a Car SA	1,002,299	9,784
	Petroleo Brasileiro SA ADR	1,099,469	9,532
	Petroleo Brasileiro SA Preference Shares	2,173,406	9,249
	Ambev SA	3,323,936	8,857
*	Suzano SA	1,040,087	8,374
	Banco Bradesco SA	2,055,768	8,169
*	Rumo SA	1,903,914	8,110

Equatorial Energia SA	1,646,000	8,056
* B2W Cia Digital	351,684	8,044
Jbs SA	1,785,475	7,373
Cia de Saneamento Basico do Estado de Sao Paulo	624,405	7,284
Banco BTG Pactual SA (BVMF)	430,895	7,138
BB Seguridade Participacoes SA	1,241,520	6,623
* Via Varejo S/A	1,688,048	6,317
Banco Bradesco SA Preference Shares	1,409,458	6,063
Ccr SA	2,022,138	5,799
Petrobras Distribuidora SA	1,322,667	5,756
Cogna Educacao	3,370,256	5,349
Ultrapar Participacoes SA	1,412,227	5,127
Hypera SA	730,374	5,057
Centrais Eletricas Brasileiras SA	707,343	5,009
Sul America SA	508,629	4,943
Cosan SA	284,334	4,927
Telefonica Brasil SA Preference Shares	478,935	4,834
1 Hapvida Participacoes e Investimentos SA	384,515	4,802
Energisa SA	477,224	4,496
Totvs SA	879,843	4,357
* Brf SA	1,096,682	4,352
Banco Santander Brasil SA	689,275	3,949
TIM Participacoes SA	1,287,930	3,889
Centrais Eletricas Brasileiras SA Preference Shares	526,176	3,878
YDUQS Participacoes SA	543,552	3,531
Bradespar SA Preference Shares	407,700	3,365
^ Gerdau SA ADR	945,871	3,159
* Eneva SA	320,300	3,093
Atacadao SA	717,412	3,086
Gerdau SA Preference Shares	916,080	3,064
Engie Brasil Energia SA	337,210	2,985
Telefonica Brasil SA ADR	286,339	2,889
Cia de Saneamento do Parana	469,600	2,759
Klabin SA	696,600	2,759
Cyrela Brazil Realty SA Empreendimentos e Participacoes	516,200	2,713
BR Malls Participacoes SA	1,414,068	2,684
Transmissora Alianca de Energia Eletrica SA	440,766	2,447
Qualicorp Consultoria e Corretora de Seguros SA	449,402	2,412
Cia Brasileira de Distribuicao	170,942	2,327
IRB Brasil Resseguros S/A	1,494,324	2,283
Cia de Locacao das Americas	621,100	2,278
Fleury SA	461,353	2,265
Cia Energetica de Sao Paulo Preference Shares	364,900	2,238
CPFL Energia SA	369,600	2,225
Cielo SA	2,047,776	2,108
EDP - Energias do Brasil SA	590,289	2,100
Cia Energetica de Minas Gerais Preference Shares	893,265	2,055
Lojas Americanas SA	338,685	1,999
Multiplan Empreendimentos Imobiliarios SA	487,917	1,977
* Azul SA Prior Preference Shares.	503,726	1,961
Alpargatas SA Preference Shares	317,700	1,916
Neoenergia SA	448,300	1,818
Porto Seguro SA	173,512	1,797
Cia Brasileira de Distribuicao ADR	127,955	1,744
Cia Paranaense de Energia ADR	136,574	1,714
Duratex SA	552,400	1,705
^ Cia Energetica de Minas Gerais ADR	733,720	1,702

	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	382,496	1,653
*	Embraer SA ADR	260,246	1,504
	Cia Siderurgica Nacional SA ADR	615,490	1,422
	Cia Siderurgica Nacional SA	560,600	1,316
	Odontoprev SA	486,800	1,290
	M Dias Branco SA	168,686	1,264
*	Aliansce Sonae Shopping Centers sa	234,100	1,245
	Sao Martinho SA	300,200	1,232
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	757,700	1,181
*	Gol Linhas Aereas Inteligentes SA Preference Shares	307,400	1,055
	Banco do Estado do Rio Grande do Sul SA Preference Shares	379,600	1,038
	CVC Brasil Operadora e Agencia de Viagens SA	238,000	949
	Braskem SA Preference Shares	202,500	885
*	Cosan Logistica SA	227,700	884
	Cia Energetica de Minas Gerais	335,219	785
	Grendene SA	528,200	772
	Cia Paranaense de Energia	53,348	679
	Itau Unibanco Holding SA	139,171	664
	Braskem SA ADR	71,344	627
*,§	Banco BTG Pactual SA	59,084	623
	TIM Participacoes SA ADR	39,321	587
	Guararapes Confeccoes SA	164,900	564
	Telefonica Brasil SA	47,770	481
*	Embraer SA	313,800	458
	Cia Paranaense de Energia Preference Shares	35,700	454
*,§	Banco BTG Pactual SA Preferred Subscription Receipt	118,169	426
*	Brf SA ADR	50,677	202
*	CVC Brasil Operadora e Agencia de Viagens SA Rights Exp. 08/13/2020	37,468	116
*	IRB Brasil Resseguros S/A Rights Exp. 08/12/2020	537,042	103
*	B2W Cia Digital Rights Exp. 08/25/2020	23,313	31
			653,027
Canada (5.7%)
*	Shopify Inc. Class A (XTSE)	188,304	192,568
	Royal Bank of Canada	2,566,385	177,038
	Toronto-Dominion Bank	3,258,184	144,173
	Canadian National Railway Co.	1,279,582	124,992
	Enbridge Inc. (XTSE)	3,620,144	115,865
	Bank of Nova Scotia	2,178,821	89,482
	Brookfield Asset Management Inc. Class A	2,503,024	80,840
	TC Energy Corp.	1,695,222	77,266
	Canadian Pacific Railway Ltd.	243,984	67,099
^	Bank of Montreal	1,152,960	63,077
	Barrick Gold Corp. (XTSE)	2,132,871	61,640
	Canadian Imperial Bank of Commerce	802,218	55,537
	Franco-Nevada Corp.	336,551	53,795
	Alimentation Couche-Tard Inc. Class B	1,501,842	52,194
^	Waste Connections Inc.	474,093	48,455
	Manulife Financial Corp.	3,491,961	46,796
	Wheaton Precious Metals Corp.	805,286	43,690
	Suncor Energy Inc.	2,750,713	43,270
	Sun Life Financial Inc.	1,053,577	41,067
	Constellation Software Inc.	34,370	40,655
	Canadian Natural Resources Ltd.	2,082,264	36,734
	Agnico Eagle Mines Ltd.	433,725	34,443
	Fortis Inc.	833,463	33,943
	Nutrien Ltd.	1,026,965	33,444
	Barrick Gold Corp. (XLON)	1,025,962	29,883

	Restaurant Brands International Inc.	522,461	29,508
*	CGI Inc.	412,564	29,467
	National Bank of Canada	604,548	28,543
	Intact Financial Corp.	256,704	28,027
	Rogers Communications Inc. Class B	631,105	25,773
	Pembina Pipeline Corp.	991,177	24,087
	Magna International Inc.	495,592	22,906
	BCE Inc.	545,743	22,882
	Thomson Reuters Corp.	302,897	21,135
^	Metro Inc.	451,039	19,786
	Dollarama Inc.	518,722	18,968
	Power Corp. of Canada	984,492	17,471
^	Loblaw Cos. Ltd.	297,537	15,436
	Fairfax Financial Holdings Ltd.	48,557	15,214
	Shaw Communications Inc. Class B	820,224	15,003
	TELUS Corp.	764,810	13,264
1	Hydro One Ltd.	562,868	11,993
	Saputo Inc.	421,262	10,309
*	Bausch Health Cos. Inc.	557,088	10,186
	George Weston Ltd.	129,226	9,761
^	Canadian Tire Corp. Ltd. Class A	101,927	9,397
	Great-West Lifeco Inc.	488,716	8,640
	Teck Resources Ltd. Class B	830,866	8,418
	Cenovus Energy Inc.	1,831,625	8,150
*,^	Canopy Growth Corp.	405,731	7,409
*	Stars Group Inc.	213,929	7,237
	Inter Pipeline Ltd.	761,928	7,139
^	RioCan REIT	570,520	6,372
^	Imperial Oil Ltd.	404,348	6,324
^	Canadian Utilities Ltd. Class A	222,558	5,709
	IGM Financial Inc.	146,372	3,598
	Husky Energy Inc.	558,569	1,797
	Enbridge Inc. (XNYS)	30,400	973
*	Shopify Inc. Class A (XNYS)	904	926
	Barrick Gold Corp. (XNYS)	23,670	684
			2,260,438
Chile (0.2%)
	Banco de Chile	78,219,888	7,509
	Empresas COPEC SA	878,204	7,169
	Sociedad Quimica y Minera de Chile SA ADR	177,509	5,423
	Falabella SA	1,418,481	5,059
	Enel Americas SA ADR	633,510	4,796
	Empresas CMPC SA	2,158,465	4,781
	Cencosud SA	2,418,828	4,214
	Banco Santander Chile ADR	213,918	3,660
	Enel Americas SA	20,232,431	3,139
	Banco de Credito e Inversiones SA	81,058	2,891
	Enel Chile SA	30,780,956	2,643
	Colbun SA	13,117,670	2,374
	Cia Cervecerias Unidas SA	265,864	2,065
	Parque Arauco SA	1,089,317	1,863
	Empresa Nacional de Telecomunicaciones SA	248,092	1,769
	Aguas Andinas SA Class A	4,641,871	1,632
	Cencosud Shopping SA	876,636	1,627
	Enel Chile SA ADR	346,852	1,450
	Engie Energia Chile SA	890,656	1,277
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	40,117	1,221

	Banco Santander Chile	25,843,539	1,125
	Itau CorpBanca Chile SA	307,847,806	1,089
	Plaza SA	540,607	961
	AES Gener SA	5,059,354	868
	Embotelladora Andina SA Preference Shares	335,712	843
*	Latam Airlines Group SA	414,470	712
			72,160
China (11.6%)
*	Alibaba Group Holding Ltd. ADR	3,162,605	793,877
	Tencent Holdings Ltd.	10,309,301	707,200
*	Meituan Dianping Class B	6,454,713	159,732
	China Construction Bank Corp. Class H	163,744,544	119,391
	Ping An Insurance Group Co. of China Ltd.	9,332,689	98,471
*	JD.com Inc. ADR	1,525,267	97,297
	Industrial & Commercial Bank of China Ltd. Class H	144,297,640	84,550
	China Mobile Ltd.	9,525,067	65,019
	NetEase Inc. ADR	133,427	61,166
*	Baidu Inc. ADR	489,474	58,443
*	TAL Education Group ADR	659,157	51,526
	Bank of China Ltd. Class H	140,970,788	46,945
*	Pinduoduo Inc. ADR	496,456	45,575
*,1	Xiaomi Corp. Class B	21,372,354	40,972
	Kweichow Moutai Co. Ltd. Class A	158,542	38,131
*	New Oriental Education & Technology Group Inc. ADR	246,386	34,543
	China Merchants Bank Co. Ltd. Class H	7,084,320	33,062
*,1	Wuxi Biologics Cayman Inc.	1,543,093	31,855
	China Life Insurance Co. Ltd. Class H	13,721,341	31,476
	CNOOC Ltd.	28,721,400	30,315
	ZTO Express Cayman Inc. ADR	683,887	25,338
*	Trip.com Group Ltd. ADR	845,760	23,005
	Sino Biopharmaceutical Ltd.	17,552,853	22,931
	Sunny Optical Technology Group Co. Ltd.	1,169,119	21,955
	China Overseas Land & Investment Ltd.	6,902,820	21,034
	Sunac China Holdings Ltd.	4,449,064	20,978
*	Alibaba Health Information Technology Ltd.	7,439,236	20,592
	China Resources Land Ltd.	4,920,214	20,507
	Ping An Insurance Group Co. of China Ltd. Class A	1,886,200	20,490
	ANTA Sports Products Ltd.	2,158,368	20,489
	Agricultural Bank of China Ltd. Class H	57,516,233	20,415
	China Petroleum & Chemical Corp. Class H	47,603,284	20,280
	Geely Automobile Holdings Ltd.	9,508,810	19,947
	CSPC Pharmaceutical Group Ltd.	9,430,138	19,861
	China Resources Beer Holdings Co. Ltd.	2,817,860	19,595
*,^	NIO Inc. ADR	1,465,379	17,497
	Country Garden Holdings Co. Ltd.	13,334,756	17,125
*	Vipshop Holdings Ltd.	751,284	17,107
	Anhui Conch Cement Co. Ltd. Class H	2,194,155	16,593
	ENN Energy Holdings Ltd.	1,361,812	16,508
	Shenzhou International Group Holdings Ltd.	1,293,315	15,448
1	Longfor Group Holdings Ltd.	3,122,434	15,431
1	China Tower Corp. Ltd. Class H	84,166,342	15,312
	Wuliangye Yibin Co. Ltd. Class A	489,638	15,262
	China Gas Holdings Ltd.	4,711,839	14,172
	China Pacific Insurance Group Co. Ltd. Class H	4,878,495	14,135
*,1	Innovent Biologics Inc.	2,265,179	13,912
	Country Garden Services Holdings Co. Ltd.	2,249,293	13,571
*	Tencent Music Entertainment Group ADR	831,757	13,425

	PetroChina Co. Ltd. Class H	37,777,234	13,137
	China Conch Venture Holdings Ltd.	2,925,369	12,584
*	GDS Holdings Ltd. ADR	151,954	12,200
	BYD Co. Ltd. Class H	1,280,855	12,068
*	Bilibili Inc. ADR	271,086	11,814
	China Merchants Bank Co. Ltd. Class A	2,333,800	11,631
	China Vanke Co. Ltd. Class H	3,590,598	11,319
*,^,1 Ping An Healthcare and Technology Co. Ltd.		651,300	11,129
	Kingdee International Software Group Co. Ltd.	4,004,000	11,074
^	China Evergrande Group	3,911,377	10,988
	China Shenhua Energy Co. Ltd. Class H	6,584,388	10,902
	China National Building Material Co. Ltd. Class H	6,916,272	10,741
	Shimao Group Holdings Ltd.	2,528,128	10,728
	Hengan International Group Co. Ltd.	1,268,308	10,649
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,122,328	10,498
	Yihai International Holding Ltd.	846,000	10,379
	Li Ning Co. Ltd.	3,217,617	10,371
	CITIC Securities Co. Ltd. Class H	4,362,990	10,174
*	58.com Inc. ADR	177,527	9,830
	PICC Property & Casualty Co. Ltd. Class H	12,200,594	9,641
1	Postal Savings Bank of China Co. Ltd. Class H	16,975,000	9,352
	Huazhu Group Ltd. ADR	271,326	9,315
	Jiangsu Hengrui Medicine Co. Ltd. Class A	670,057	9,068
	Autohome Inc. ADR	102,378	8,973
*	iQIYI Inc. ADR	406,138	8,569
	Guangdong Investment Ltd.	5,293,851	8,559
	China Tourism Group Duty Free Corp. Ltd. Class A	245,538	8,556
	China Minsheng Banking Corp. Ltd. Class H	13,291,733	8,372
	CITIC Ltd.	8,819,275	8,278
	Bank of Communications Co. Ltd. Class H	14,686,925	8,153
	China Resources Gas Group Ltd.	1,608,547	7,934
	Kingsoft Corp. Ltd.	1,547,944	7,888
	Weichai Power Co. Ltd. Class H	3,602,438	7,715
§	Haier Electronics Group Co. Ltd.	2,217,646	7,706
*	JOYY Inc. ADR	96,239	7,682
*,1	Hansoh Pharmaceutical Group Co. Ltd.	1,734,000	7,510
	Luxshare Precision Industry Co. Ltd. Class A	881,819	7,442
	China Telecom Corp. Ltd. Class H	24,989,541	7,420
	China CITIC Bank Corp. Ltd. Class H	16,778,362	7,321
	Agricultural Bank of China Ltd. Class A	15,598,400	7,219
	WuXi AppTec Co. Ltd. Class A	445,296	7,212
	China Jinmao Holdings Group Ltd.	10,504,005	7,152
*,^	GSX Techedu Inc. ADR	79,302	7,067
	Zhongsheng Group Holdings Ltd.	1,108,048	6,850
	Zijin Mining Group Co. Ltd. Class H	10,727,955	6,744
	New China Life Insurance Co. Ltd. Class H	1,677,038	6,562
	Tsingtao Brewery Co. Ltd. Class H	736,108	6,562
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,180,900	6,261
	Gree Electric Appliances Inc. of Zhuhai Class A	764,400	6,229
	Industrial Bank Co. Ltd. Class A	2,645,800	5,935
	China Unicom Hong Kong Ltd.	10,650,713	5,924
*	Haitong Securities Co. Ltd. Class H	6,360,593	5,917
1	Huatai Securities Co. Ltd. Class H	3,265,775	5,905
	Muyuan Foodstuff Co. Ltd. Class A	450,488	5,902
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	116,190	5,781
	Great Wall Motor Co. Ltd. Class H	5,902,303	5,762
	Guangzhou Automobile Group Co. Ltd. Class H	5,877,847	5,618

	Shanghai Pudong Development Bank Co. Ltd. Class A	3,736,600	5,544
	CIFI Holdings Group Co. Ltd.	6,110,000	5,492
	Industrial & Commercial Bank of China Ltd. Class A	7,628,100	5,420
	Sinopharm Group Co. Ltd. Class H	2,260,603	5,388
	China Resources Cement Holdings Ltd.	3,913,334	5,358
	Momo Inc. ADR	277,596	5,127
	China Communications Construction Co. Ltd. Class H	8,788,026	5,119
	CITIC Securities Co. Ltd. Class A	1,179,821	5,063
	Brilliance China Automotive Holdings Ltd.	4,890,396	4,994
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,028,246	4,870
1	People's Insurance Co. Group of China Ltd. Class H	14,718,161	4,789
	China Yangtze Power Co. Ltd. Class A	1,815,479	4,778
	BYD Electronic International Co. Ltd.	1,359,000	4,771
	Ping An Bank Co. Ltd. Class A	2,473,900	4,725
*,1	China International Capital Corp. Ltd. Class H	1,963,126	4,643
	China Construction Bank Corp. Class A	5,289,000	4,638
	Fosun International Ltd.	3,995,635	4,556
	Shandong Gold Mining Co. Ltd. Class A	727,188	4,535
	Kunlun Energy Co. Ltd.	5,395,523	4,520
	China Taiping Insurance Holdings Co. Ltd.	2,547,164	4,520
1	CGN Power Co. Ltd. Class H	21,230,267	4,468
	China Longyuan Power Group Corp. Ltd. Class H	6,120,785	4,385
	China Resources Power Holdings Co. Ltd.	3,396,409	4,330
1	China Galaxy Securities Co. Ltd. Class H	7,042,277	4,212
	ZTE Corp. Class H	1,421,188	4,209
*	China Biologic Products Holdings Inc.	39,459	4,196
	Beijing Enterprises Water Group Ltd.	9,834,280	4,179
	China Vanke Co. Ltd. Class A	1,073,500	4,126
1	China Feihe Ltd.	2,130,000	4,100
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	153,400	4,086
	KWG Group Holdings Ltd.	2,279,409	4,066
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	770,200	4,041
	Anhui Conch Cement Co. Ltd. Class A	456,000	4,014
*	SINA Corp.	98,780	3,986
	China Everbright International Ltd.	6,398,362	3,955
	East Money Information Co. Ltd. Class A	1,024,980	3,914
	Wanhua Chemical Group Co. Ltd. Class A	401,000	3,882
	China State Construction Engineering Corp. Ltd. Class A	5,241,144	3,777
	LONGi Green Energy Technology Co. Ltd. Class A	461,600	3,770
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	191,900	3,716
	Kingboard Holdings Ltd.	1,269,048	3,712
	Changchun High & New Technology Industry Group Inc. Class A	51,682	3,682
	Sinotruk Hong Kong Ltd.	1,175,699	3,669
	Dongfeng Motor Group Co. Ltd. Class H	5,082,627	3,639
*,^,1 ZhongAn Online P&C Insurance Co. Ltd. Class H		597,223	3,580
	GF Securities Co. Ltd. Class H	2,982,026	3,579
*	Weibo Corp. ADR	102,313	3,536
	Huaneng Power International Inc. Class H	8,257,982	3,528
	CRRC Corp. Ltd. Class H	8,073,053	3,514
1	Guotai Junan Securities Co. Ltd. Class H	2,119,000	3,507
*	Genscript Biotech Corp.	1,568,000	3,407
*	51job Inc. ADR	50,164	3,405
	Poly Developments and Holdings Group Co. Ltd. Class A	1,520,295	3,393
	China Railway Group Ltd. Class H	6,687,352	3,385
1	A-Living Services Co. Ltd. Class H	596,000	3,366
*	Alibaba Pictures Group Ltd.	23,938,648	3,341
	Aier Eye Hospital Group Co. Ltd. Class A	512,307	3,328

*	Seazen Group Ltd.	3,505,888	3,325
	SF Holding Co. Ltd. Class A	323,095	3,276
	TravelSky Technology Ltd. Class H	1,691,703	3,254
	Sany Heavy Industry Co. Ltd. Class A	1,070,600	3,238
	Bank of China Ltd. Class A	6,770,623	3,230
	China Lesso Group Holdings Ltd.	1,668,000	3,227
	Logan Group Co. Ltd.	1,856,000	3,216
	SAIC Motor Corp. Ltd. Class A	1,229,021	3,201
	Beijing Enterprises Holdings Ltd.	911,481	3,190
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	148,260	3,184
	Luzhou Laojiao Co. Ltd. Class A	186,800	3,159
	Agile Group Holdings Ltd.	2,483,637	3,152
	Wingtech Technology Co. Ltd. Class A	142,500	3,132
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	891,409	3,131
	China Railway Construction Corp. Ltd. Class H	3,894,245	3,115
	Far East Horizon Ltd.	3,765,070	3,106
1	Fuyao Glass Industry Group Co. Ltd. Class H	1,096,710	3,062
	Henan Shuanghui Investment & Development Co. Ltd. Class A	390,300	3,056
	China Cinda Asset Management Co. Ltd. Class H	16,085,693	3,034
	Contemporary Amperex Technology Co. Ltd. Class A	100,597	3,028
	Nine Dragons Paper Holdings Ltd.	2,866,292	3,011
	Bank of Ningbo Co. Ltd. Class A	724,900	3,007
1	Jinxin Fertility Group Ltd.	2,132,000	2,981
	China Molybdenum Co. Ltd. Class H	7,319,571	2,973
1	Haidilao International Holding Ltd.	643,000	2,961
	China Merchants Securities Co. Ltd. Class A	947,567	2,924
1	Topsports International Holdings Ltd.	2,406,000	2,897
	Yanzhou Coal Mining Co. Ltd. Class H	3,700,246	2,892
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	111,900	2,890
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,613,677	2,869
*,^	GOME Retail Holdings Ltd.	19,769,203	2,858
	China Oilfield Services Ltd. Class H	3,628,300	2,831
	Yonyou Network Technology Co. Ltd. Class A	413,962	2,789
*,1	Tongcheng -Elong Holdings Ltd.	1,505,600	2,766
*	Shenzhen Kangtai Biological Products Co. Ltd. Class A	85,564	2,759
	China Communications Services Corp. Ltd. Class H	4,235,612	2,746
	China Aoyuan Group Ltd.	2,176,000	2,744
*	JD.com Inc. Class A	87,549	2,720
	China Medical System Holdings Ltd.	2,226,715	2,704
	China Life Insurance Co. Ltd. Class A	514,300	2,686
	Anhui Gujing Distillery Co. Ltd. Class B	242,939	2,680
	China Merchants Port Holdings Co. Ltd.	2,342,031	2,680
*,1	3SBio Inc.	2,194,575	2,671
	China Hongqiao Group Ltd.	4,625,000	2,656
	China Pacific Insurance Group Co. Ltd. Class A	620,400	2,623
	China Everbright Bank Co. Ltd. Class H	6,963,872	2,617
	Shenzhen International Holdings Ltd.	1,597,089	2,606
*	ZTE Corp. Class A	459,204	2,585
	AviChina Industry & Technology Co. Ltd. Class H	4,340,954	2,585
	Bank of Communications Co. Ltd. Class A	3,774,400	2,574
	Jiangxi Copper Co. Ltd. Class H	2,134,248	2,551
	Yangzijiang Shipbuilding Holdings Ltd.	3,797,645	2,545
	China United Network Communications Ltd. Class A	3,495,000	2,545
*,1	China Literature Ltd.	385,400	2,536
	Poly Property Services Co. Ltd.	240,800	2,535
	GoerTek Inc. Class A	412,120	2,534
	Jiangsu Expressway Co. Ltd. Class H	2,332,544	2,502

	New Hope Liuhe Co. Ltd. Class A	535,100	2,495
1	CSC Financial Co. Ltd. Class H	1,641,500	2,465
*	Shenwan Hongyuan Group Co. Ltd. Class A	2,949,386	2,464
	Ganfeng Lithium Co. Ltd. Class A	304,300	2,439
*	BYD Co. Ltd. Class A	199,000	2,428
	Times China Holdings Ltd.	1,359,000	2,408
	China Everbright Ltd.	1,500,465	2,404
	Shanghai International Airport Co. Ltd. Class A	244,400	2,377
	China Minsheng Banking Corp. Ltd. Class A	2,991,300	2,374
	Zhaojin Mining Industry Co. Ltd. Class H	1,855,048	2,351
	Haitian International Holdings Ltd.	1,014,063	2,333
	Yunnan Baiyao Group Co. Ltd. Class A	148,000	2,325
	Guangzhou R&F Properties Co. Ltd. Class H	1,995,933	2,304
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	933,396	2,280
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	77,597	2,272
	Pharmaron Beijing Co. Ltd. Class A	150,800	2,267
*	Walvax Biotechnology Co. Ltd. Class A	195,400	2,264
*	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	2,192,481	2,260
	CRRC Corp. Ltd. Class A	2,691,400	2,253
	China Everbright Bank Co. Ltd. Class A	4,156,026	2,251
1	Dali Foods Group Co. Ltd.	3,653,197	2,233
	China Traditional Chinese Medicine Holdings Co. Ltd.	4,353,794	2,227
1	China Huarong Asset Management Co. Ltd. Class H	19,572,874	2,225
*	Mango Excellent Media Co. Ltd. Class A	227,529	2,221
	Will Semiconductor Ltd. Class A	74,796	2,219
	Shanghai Baosight Software Co. Ltd. Class B	848,545	2,190
	Air China Ltd. Class H	3,500,115	2,175
	Hualan Biological Engineering Inc. Class A	233,464	2,173
	Beijing Capital International Airport Co. Ltd. Class H	3,250,557	2,141
	Tongwei Co. Ltd. Class A	547,300	2,140
	Bank of Shanghai Co. Ltd. Class A	1,802,638	2,139
	Huatai Securities Co. Ltd. Class A	704,100	2,097
	Hundsun Technologies Inc. Class A	133,298	2,091
§	Haier Smart Home Co. Ltd. Class A	806,796	2,082
	Yuexiu Property Co. Ltd.	11,342,772	2,080
*,1	China Merchants Securities Co. Ltd. Class H	1,673,600	2,049
	Kingboard Laminates Holdings Ltd.	1,804,370	2,030
	Eve Energy Co. Ltd. Class A	234,564	2,021
1	BAIC Motor Corp. Ltd. Class H	4,120,192	2,009
*	China Shipbuilding Industry Co. Ltd. Class A	2,878,800	1,976
	Sanan Optoelectronics Co. Ltd. Class A	503,200	1,940
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	217,100	1,937
*	Aluminum Corp. of China Ltd. Class H	7,463,377	1,925
	China Petroleum & Chemical Corp. Class A	3,336,000	1,913
	China State Construction International Holdings Ltd.	3,232,567	1,913
	Shenzhen Investment Ltd.	6,054,281	1,900
	Zhejiang Expressway Co. Ltd. Class H	2,551,267	1,897
	BOE Technology Group Co. Ltd. Class B	4,929,137	1,896
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,253,034	1,892
	Bank of Beijing Co. Ltd. Class A	2,706,200	1,872
	Gigadevice Semiconductor Beijing Inc. Class A	55,980	1,868
	Guangdong Haid Group Co. Ltd. Class A	204,100	1,868
	NAURA Technology Group Co. Ltd. Class A	62,700	1,867
	Zijin Mining Group Co. Ltd. Class A	2,175,274	1,841
	BOE Technology Group Co. Ltd. Class A	2,738,200	1,833
	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,482,070	1,817
	Everbright Securities Co. Ltd. Class A	526,600	1,812

*	Haitong Securities Co. Ltd. Class A	895,391	1,809
	Huaxia Bank Co. Ltd. Class A	1,977,198	1,802
	Citic Pacific Special Steel Group Co. Ltd. Class A	644,353	1,797
1	Luye Pharma Group Ltd.	2,834,930	1,792
	NARI Technology Co. Ltd. Class A	587,400	1,791
	Daqin Railway Co. Ltd. Class A	1,894,066	1,761
	Suning.com Co. Ltd. Class A	1,189,500	1,759
*	COSCO SHIPPING Holdings Co. Ltd. Class H	4,560,660	1,719
	Baoshan Iron & Steel Co. Ltd. Class A	2,389,600	1,685
	COSCO SHIPPING Ports Ltd.	3,219,985	1,679
1	China East Education Holdings Ltd.	706,000	1,660
	Focus Media Information Technology Co. Ltd. Class A	1,906,100	1,657
	AVIC Shenyang Aircraft Co. Ltd. Class A	180,200	1,650
1	China Resources Pharmaceutical Group Ltd.	2,903,000	1,649
*,^	China Southern Airlines Co. Ltd. Class H	3,523,017	1,635
*	Shanghai Electric Group Co. Ltd. Class H	5,289,316	1,632
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	7,310,331	1,628
	Shenzhen Inovance Technology Co. Ltd. Class A	223,600	1,611
	Glodon Co. Ltd. Class A	145,100	1,591
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	201,374	1,582
	Yonghui Superstores Co. Ltd. Class A	1,221,497	1,574
	Lee & Man Paper Manufacturing Ltd.	2,532,743	1,566
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	459,470	1,561
	New China Life Insurance Co. Ltd. Class A	205,000	1,552
*	Alibaba Group Holding Ltd.	49,400	1,550
	TCL Technology Group Corp. Class A	1,721,000	1,542
	Greentown China Holdings Ltd.	1,314,020	1,532
	AECC Aviation Power Co. Ltd. Class A	288,300	1,524
	Hopson Development Holdings Ltd.	1,144,475	1,500
	Livzon Pharmaceutical Group Inc. Class H	315,865	1,485
	Hangzhou Tigermed Consulting Co. Ltd. Class A	96,000	1,481
	Iflytek Co. Ltd. Class A	281,600	1,478
	GF Securities Co. Ltd. Class A	660,600	1,476
*	Lingyi iTech Guangdong Co. Class A	866,600	1,473
	China Power International Development Ltd.	7,812,691	1,463
	Seazen Holdings Co. Ltd.	290,897	1,417
	Hithink RoyalFlush Information Network Co. Ltd. Class A	68,666	1,407
	Lepu Medical Technology Beijing Co. Ltd. Class A	228,200	1,404
	Weichai Power Co. Ltd. Class A	602,258	1,397
	Bosideng International Holdings Ltd.	4,805,541	1,390
	China Railway Construction Corp. Ltd. Class A	1,099,600	1,385
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,886,759	1,377
	Huadian Fuxin Energy Corp. Ltd. Class H	4,384,005	1,376
*	OneConnect Financial Technology Co. Ltd. ADR	56,879	1,361
	Guotai Junan Securities Co. Ltd. Class A	500,800	1,326
*	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	1,312,698	1,321
	Shenzhen Expressway Co. Ltd. Class H	1,375,216	1,312
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	149,358	1,305
	Lao Feng Xiang Co. Ltd. Class B	391,321	1,302
1	Legend Holdings Corp. Class H	996,870	1,297
	Founder Securities Co. Ltd. Class A	1,051,600	1,294
	China Reinsurance Group Corp. Class H	11,590,576	1,272
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	417,398	1,271
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	69,997	1,269
	CSC Financial Co. Ltd. Class A	182,138	1,269
	China Eastern Airlines Corp. Ltd. Class H	3,559,145	1,265
	Sino-Ocean Group Holding Ltd.	5,227,754	1,261

*	SOHO China Ltd.	3,376,494	1,255
	Times Neighborhood Holdings Ltd.	793,307	1,249
	Bank of Nanjing Co. Ltd. Class A	1,098,100	1,220
	AVIC Aircraft Co. Ltd. Class A	358,700	1,219
1	China Railway Signal & Communication Corp. Ltd. Class H	2,800,068	1,218
	Huayu Automotive Systems Co. Ltd. Class A	405,269	1,218
	Shengyi Technology Co. Ltd. Class A	288,700	1,191
	China Fortune Land Development Co. Ltd. Class A	478,047	1,189
	Shaanxi Coal Industry Co. Ltd. Class A	1,022,600	1,186
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	996,100	1,179
	China National Nuclear Power Co. Ltd. Class A	1,886,600	1,173
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	334,300	1,172
	Zhejiang NHU Co. Ltd. Class A	276,200	1,165
	Orient Securities Co. Ltd. Class A	693,092	1,163
	Gemdale Corp. Class A	578,200	1,158
	Zhejiang Dahua Technology Co. Ltd. Class A	377,700	1,152
	China Shenhua Energy Co. Ltd. Class A	523,056	1,149
	Metallurgical Corp. of China Ltd. Class H	6,782,562	1,147
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd.
	Class A	175,500	1,147
1	Qingdao Port International Co. Ltd. Class H	2,015,000	1,141
	Wuhan Guide Infrared Co. Ltd. Class A	203,720	1,140
1	Orient Securities Co. Ltd. Class H	1,691,600	1,139
	Beijing Tiantan Biological Products Corp. Ltd. Class A	159,721	1,138
1	Sinopec Engineering Group Co. Ltd. Class H	2,562,381	1,136
	China Coal Energy Co. Ltd. Class H	4,559,638	1,130
	Shanghai Industrial Holdings Ltd.	772,587	1,127
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	510,640	1,126
*	SDIC Power Holdings Co. Ltd. Class A	901,900	1,114
	Shanghai RAAS Blood Products Co. Ltd. Class A	751,200	1,114
	Health & Happiness H&H International Holdings Ltd.	275,376	1,103
	Yanlord Land Group Ltd.	1,223,300	1,090
	Poly Property Group Co. Ltd.	3,454,998	1,088
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,036,600	1,065
	Foxconn Industrial Internet Co. Ltd. Class A	507,700	1,065
	Guosen Securities Co. Ltd. Class A	557,831	1,054
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	104,394	1,050
*	Topchoice Medical Corp. Class A	41,278	1,044
	Yunnan Energy New Material Co. Ltd. Class A	90,810	1,039
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	186,920	1,034
	Anhui Gujing Distillery Co. Ltd. Class A	33,768	1,030
	Industrial Securities Co. Ltd. Class A	873,700	1,025
	Inspur Electronic Information Industry Co. Ltd. Class A	185,120	1,015
	Angel Yeast Co. Ltd. Class A	105,900	1,000
	China Greatwall Technology Group Co. Ltd. Class A	379,300	997
	Huadian Power International Corp. Ltd. Class H	3,278,361	995
*,^	HengTen Networks Group Ltd.	32,480,941	994
	Jiayuan International Group Ltd.	2,110,000	994
	Jiangxi Zhengbang Technology Co. Ltd. Class A	319,981	990
	Shenzhen Sunway Communication Co. Ltd. Class A	124,100	987
	Jiangsu King's Luck Brewery JSC Ltd. Class A	156,706	977
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,187,196	976
	Jafron Biomedical Co. Ltd. Class A	92,784	976
	SG Micro Corp. Class A	18,300	958
	OFILM Group Co. Ltd. Class A	343,700	956
	Beijing New Building Materials plc Class A	216,496	956
	Dawning Information Industry Co. Ltd. Class A	149,000	951

	China CITIC Bank Corp. Ltd. Class A	1,279,635	946
	Hengli Petrochemical Co. Ltd. Class A	404,000	942
	BBMG Corp. Class H	4,289,760	942
*	Chongqing Changan Automobile Co. Ltd. Class B	1,696,851	933
	Yealink Network Technology Corp. Ltd. Class A	102,868	932
	Huaxin Cement Co. Ltd. Class B	511,669	929
	Songcheng Performance Development Co. Ltd. Class A	342,320	916
	Winning Health Technology Group Co. Ltd. Class A	276,380	915
	Huadong Medicine Co. Ltd. Class A	227,800	908
	XCMG Construction Machinery Co. Ltd. Class A	992,300	904
	Bank of Hangzhou Co. Ltd. Class A	663,515	898
	Greenland Holdings Corp. Ltd. Class A	763,896	894
	Chaozhou Three-Circle Group Co. Ltd. Class A	217,500	892
	CSG Holding Co. Ltd. Class B	2,954,052	892
	Lens Technology Co. Ltd. Class A	188,700	887
	NanJi E-Commerce Co. Ltd. Class A	314,099	882
*	Zhejiang Huayou Cobalt Co. Ltd. Class A	143,500	881
	Shanghai International Port Group Co. Ltd. Class A	1,361,200	879
	Wangfujing Group Co. Ltd. Class A	100,100	876
	Changjiang Securities Co. Ltd. Class A	706,986	874
	Tianfeng Securities Co. Ltd. Class A	846,880	871
	Zhejiang Longsheng Group Co. Ltd. Class A	408,000	864
	China National Software & Service Co. Ltd. Class A	63,500	862
1	Red Star Macalline Group Corp. Ltd. Class H	1,258,488	862
	Lomon Billions Group Co. Ltd. Class A	254,300	860
^	China International Marine Containers Group Co. Ltd. Class H	896,986	857
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	5,104,725	856
	Jinke Properties Group Co. Ltd. Class A	684,000	852
*	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	476,100	849
	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	843
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	157,100	837
	Perfect World Co. Ltd. Class A	151,800	835
	Beijing Dabeinong Technology Group Co. Ltd. Class A	536,800	832
	Power Construction Corp. of China Ltd. Class A	1,375,200	830
	Sichuan Chuantou Energy Co. Ltd. Class A	601,900	823
	SDIC Capital Co. Ltd. Class A	386,700	821
	Shanghai Electric Group Co. Ltd. Class A	1,033,700	815
	SooChow Securities Co. Ltd. Class A	496,620	812
	Sinolink Securities Co. Ltd. Class A	391,100	808
	Avic Capital Co. Ltd. Class A	1,176,800	799
^,1	Shenwan Hongyuan Group Co. Ltd. Class H	2,496,800	797
	Avary Holding Shenzhen Co. Ltd. Class A	108,600	792
*	Kuang-Chi Technologies Co. Ltd. Class A	280,600	791
	Wens Foodstuffs Group Co. Ltd.	231,080	787
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	785
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	771,989	784
	Beijing Jingneng Clean Energy Co. Ltd. Class H	2,834,885	783
	China Merchants Energy Shipping Co. Ltd. Class A	873,064	781
	China Jushi Co. Ltd. Class A	392,479	778
	Liaoning Cheng Da Co. Ltd. Class A	193,200	774
	China Spacesat Co. Ltd. Class A	151,200	768
	GD Power Development Co. Ltd. Class A	2,619,100	766
	Zhejiang Chint Electrics Co. Ltd. Class A	166,993	758
	Zhongjin Gold Corp. Ltd. Class A	461,800	757
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	121,510	754
	WUS Printed Circuit Kunshan Co. Ltd. Class A	218,700	753
*	Unisplendour Corp. Ltd. Class A	119,098	749

	Angang Steel Co. Ltd. Class H	2,668,198	748
	AVIC Jonhon Optronic Technology Co. Ltd. Class A	119,799	748
	G-bits Network Technology Xiamen Co. Ltd. Class A	8,400	746
	Jiangxi Bank Co. Ltd. Class H	1,653,000	744
	Sinotrans Ltd. Class H	3,559,860	744
	YTO Express Group Co. Ltd. Class A	338,600	743
	Zhongji Innolight Co. Ltd. Class A	87,198	740
	Zhejiang Supor Co. Ltd. Class A	60,776	739
	Huaxin Cement Co. Ltd. Class A	187,800	738
*	Aluminum Corp. of China Ltd. Class A	1,559,700	736
	China National Accord Medicines Corp. Ltd. Class B	246,585	732
	Beijing Enlight Media Co. Ltd. Class A	382,000	729
	Sihuan Pharmaceutical Holdings Group Ltd.	7,128,000	728
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	254,400	725
*	COSCO SHIPPING Holdings Co. Ltd. Class A	1,165,300	723
	Beijing Shiji Information Technology Co. Ltd. Class A	136,753	720
	Yintai Gold Co. Ltd. Class A	262,100	716
	Beijing Tongrentang Co. Ltd. Class A	183,599	712
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	447,315	706
*	China CSSC Holdings Ltd. Class A	236,500	702
	Dongxing Securities Co. Ltd. Class A	356,192	702
	Han's Laser Technology Industry Group Co. Ltd. Class A	121,900	698
	DHC Software Co. Ltd. Class A	399,300	697
*	Chongqing Changan Automobile Co. Ltd. Class A	435,500	692
*	AVIC Electromechanical Systems Co. Ltd. Class A	468,192	688
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	206,496	685
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	129,800	684
*	Tianqi Lithium Corp. Class A	188,460	683
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	31,900	681
	Venustech Group Inc. Class A	120,000	678
	GRG Banking Equipment Co. Ltd. Class A	328,787	678
	Shenzhen Kaifa Technology Co. Ltd. Class A	185,700	674
	Hangzhou Robam Appliances Co. Ltd. Class A	122,700	674
*	NavInfo Co. Ltd. Class A	250,196	668
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	356,197	664
*	Wanda Film Holding Co. Ltd. Class A	266,400	662
	Fujian Sunner Development Co. Ltd. Class A	160,100	659
	Chongqing Brewery Co. Ltd. Class A	63,100	658
	Sunwoda Electronic Co. Ltd. Class A	192,300	658
	Jiangxi Copper Co. Ltd. Class A	281,000	653
	Jiangsu Zhongtian Technology Co. Ltd. Class A	387,300	652
*	Jointown Pharmaceutical Group Co. Ltd. Class A	241,100	647
	China Molybdenum Co. Ltd. Class A	1,018,411	644
	Western Securities Co. Ltd. Class A	451,294	641
*,1	Meitu Inc.	3,149,000	641
	Guangzhou Haige Communications Group Inc. Co. Class A	308,400	637
	China Great Wall Securities Co. Ltd. Class A	309,000	637
	Heilongjiang Agriculture Co. Ltd. Class A	231,300	635
	Hefei Meiya Optoelectronic Technology Inc. Class A	73,700	632
	China National Medicines Corp. Ltd. Class A	100,300	632
*	Oriental Pearl Group Co. Ltd. Class A	434,700	631
	Sinoma Science & Technology Co. Ltd. Class A	211,300	630
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	99,900	629
	Shenzhen Goodix Technology Co. Ltd. Class A	20,966	626
	Youngor Group Co. Ltd. Class A	655,000	626
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	425,300	625
	COSCO SHIPPING Development Co. Ltd. Class H	6,273,407	623

RiseSun Real Estate Development Co. Ltd. Class A	527,066	621
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	90,870	615
Maanshan Iron & Steel Co. Ltd. Class A	1,587,000	615
* Shenzhen MTC Co. Ltd. Class A	580,546	611
Asymchem Laboratories Tianjin Co. Ltd. Class A	19,500	610
Tianma Microelectronics Co. Ltd. Class A	253,100	610
China Satellite Communications Co. Ltd. Class A	183,900	610
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	122,100	609
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	188,690	608
Jinyu Bio-Technology Co. Ltd. Class A	144,700	605
Aisino Corp. Class A	241,300	604
Sealand Securities Co. Ltd. Class A	740,740	598
TBEA Co. Ltd. Class A	476,900	597
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	529,938	595
Sichuan Swellfun Co. Ltd. Class A	64,700	591
Hengtong Optic -electric Co. Ltd. Class A	247,393	588
Guangshen Railway Co. Ltd. Class H	3,096,327	588
Weifu High-Technology Group Co. Ltd. Class B	347,462	587
Hongfa Technology Co. Ltd. Class A	97,300	587
Beijing Kunlun Tech Co. Ltd. Class A	151,600	586
* Wonders Information Co. Ltd. Class A	152,105	584
Thunder Software Technology Co. Ltd. Class A	42,000	584
* Pacific Securities Co. Ltd. China Class A	938,519	582
Chongqing Fuling Zhacai Group Co. Ltd. Class A	103,000	582
Sangfor Technologies Inc. Class A	18,900	580
Fiberhome Telecommunication Technologies Co. Ltd. Class A	141,597	579
Shanghai Jahwa United Co. Ltd. Class A	86,600	578
Yunda Holding Co. Ltd. Class A	167,770	577
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	199,900	577
* Dazhong Transportation Group Co. Ltd. Class B	1,641,948	576
Ningbo Zhoushan Port Co. Ltd. Class A	961,800	574
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	132,100	574
Shandong Sun Paper Industry JSC Ltd. Class A	313,600	570
* CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	105,100	568
* AVICOPTER plc Class A	76,800	567
* FAW Jiefang Group Co. Ltd. Class A	292,500	567
Sungrow Power Supply Co. Ltd. Class A	187,900	565
NetEase Inc.	31,077	565
Yifan Pharmaceutical Co. Ltd. Class A	133,300	564
Tongling Nonferrous Metals Group Co. Ltd. Class A	1,721,658	563
China Gezhouba Group Co. Ltd. Class A	588,204	562
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	124,197	558
* CSSC Offshore and Marine Engineering Group Co. Ltd. Class H	410,873	558
Rongsheng Petro Chemical Co. Ltd. Class A	232,900	558
Datang International Power Generation Co. Ltd. Class H	4,228,668	557
Zhengzhou Yutong Bus Co. Ltd. Class A	284,400	555
China Zheshang Bank Co. Ltd. Class A	941,100	555
Shanghai Putailai New Energy Technology Co. Ltd. Class A	36,400	554
Xinhua Winshare Publishing and Media Co. Ltd. Class H	834,000	552
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	536,400	552
* Ningbo Tuopu Group Co. Ltd. Class A	112,900	547
Xinhu Zhongbao Co. Ltd. Class A	1,117,100	546
Anhui Anke Biotechnology Group Co. Ltd. Class A	178,940	543
China Zhongwang Holdings Ltd.	2,564,676	543
Metallurgical Corp. of China Ltd. Class A	1,348,900	541
Shanxi Securities Co. Ltd. Class A	455,390	540
Guangzhou Baiyun International Airport Co. Ltd. Class A	264,946	539

	Bank of Changsha Co. Ltd. Class A	440,300	539
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	397,500	538
	Tsingtao Brewery Co. Ltd. Class A	45,164	537
	Joyoung Co. Ltd. Class A	95,700	536
*,§	Tianhe Chemicals Group Ltd.	3,538,329	534
	Shenergy Co. Ltd. Class A	650,000	530
*	Yunnan Copper Co. Ltd. Class A	250,300	530
	Shenzhen Energy Group Co. Ltd. Class A	651,220	529
	Guoyuan Securities Co. Ltd. Class A	353,600	527
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	266,977	525
	Northeast Securities Co. Ltd. Class A	324,100	521
	Shandong Chenming Paper Holdings Ltd. Class B	1,406,450	519
	Yango Group Co. Ltd. Class A	522,797	519
	Hongta Securities Co. Ltd. Class A	169,100	519
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,523,300	518
*	Gotion High-tech Co. Ltd. Class A	142,800	517
*	Laobaixing Pharmacy Chain JSC Class A	34,400	513
	China National Chemical Engineering Co. Ltd. Class A	621,300	513
	360 Security Technology Inc. Class A	183,799	511
	Beijing Originwater Technology Co. Ltd. Class A	415,200	510
	Ningbo Joyson Electronic Corp. Class A	156,500	504
	Dong-E-E-Jiao Co. Ltd. Class A	86,100	503
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	64,300	501
	China Enterprise Co. Ltd. Class A	818,650	500
	Spring Airlines Co. Ltd. Class A	87,448	497
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	168,414	495
	Xiamen C & D Inc. Class A	366,700	492
	Ningxia Baofeng Energy Group Co. Ltd. Class A	332,500	492
	Southwest Securities Co. Ltd. Class A	586,400	492
	BBMG Corp. Class A	1,057,400	490
	Autobio Diagnostics Co. Ltd. Class A	21,000	490
	Bank of Jiangsu Co. Ltd. Class A	559,300	485
	Shennan Circuits Co. Ltd. Class A	21,938	484
	CIMC Enric Holdings Ltd.	1,114,225	484
*	China Avionics Systems Co. Ltd. Class A	192,800	483
	China South City Holdings Ltd.	4,696,311	479
*	Ourpalm Co. Ltd. Class A	353,800	476
*	Fangda Carbon New Material Co. Ltd. Class A	483,516	475
	Dongfang Electric Corp. Ltd. Class H	831,695	475
	Great Wall Motor Co. Ltd. Class A	247,300	473
	Tongkun Group Co. Ltd. Class A	228,500	473
	Shanghai M&G Stationery Inc. Class A	50,300	471
*	China Southern Airlines Co. Ltd. Class A	614,874	470
	China BlueChemical Ltd. Class H	3,179,895	468
	Tangshan Jidong Cement Co. Ltd. Class A	170,400	468
	Hunan Valin Steel Co. Ltd. Class A	728,000	467
1	Shandong Gold Mining Co. Ltd. Class H	147,150	467
*	Guangdong HEC Technology Holding Co. Ltd. Class A	448,453	465
	STO Express Co. Ltd. Class A	196,699	464
*	China Film Co. Ltd. Class A	219,300	457
	Shandong Chenming Paper Holdings Ltd. Class H	964,811	457
	Ninestar Corp. Class A	83,625	456
	Hubei Energy Group Co. Ltd. Class A	842,208	455
	Fuyao Glass Industry Group Co. Ltd. Class A	130,000	455
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,844,864	454
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	139,500	453
1	Everbright Securities Co. Ltd. Class H	401,600	449

* Siasun Robot & Automation Co. Ltd. Class A	200,120	449
* Hesteel Co. Ltd. Class A	1,384,800	447
Leo Group Co. Ltd. Class A	873,400	445
Huaxi Securities Co. Ltd. Class A	243,600	445
Central China Securities Co. Ltd. Class H	2,139,000	439
Haisco Pharmaceutical Group Co. Ltd. Class A	105,000	435
* China Eastern Airlines Corp. Ltd. Class A	686,992	434
Bright Dairy & Food Co. Ltd. Class A	160,300	433
BGI Genomics Co. Ltd.	18,391	433
Betta Pharmaceuticals Co. Ltd. Class A	21,800	432
China Foods Ltd.	1,206,843	432
* Yuan Longping High-tech Agriculture Co. Ltd. Class A	169,100	432
Guangdong Electric Power Development Co. Ltd. Class B	1,537,191	430
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	431,071	429
Juewei Food Co. Ltd. Class A	34,894	428
* Guanghui Energy Co. Ltd. Class A	1,015,600	428
* Hytera Communications Corp. Ltd. Class A	316,800	424
Beijing Yanjing Brewery Co. Ltd. Class A	380,500	418
Sichuan Expressway Co. Ltd. Class H	1,837,487	418
Wuchan Zhongda Group Co. Ltd. Class A	631,100	415
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	81,000	412
Anhui Expressway Co. Ltd. Class H	857,659	412
* China Baoan Group Co. Ltd. Class A	342,200	410
Dongfang Electric Corp. Ltd. Class A	275,384	409
* Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	90,800	408
Maccura Biotechnology Co. Ltd. Class A	55,900	406
Boya Bio-pharmaceutical Group Co. Ltd. Class A	56,006	405
Zhejiang Weixing New Building Materials Co. Ltd. Class A	205,000	401
Offshore Oil Engineering Co. Ltd. Class A	576,900	398
* Yunnan Aluminium Co. Ltd. Class A	408,900	398
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	396
Oppein Home Group Inc. Class A	30,762	395
* Sinopec Oilfield Service Corp. Class H	5,450,643	395
Guangzhou Tinci Materials Technology Co. Ltd. Class A	72,500	394
Hubei Biocause Pharmaceutical Co. Ltd. Class A	476,932	392
Sieyuan Electric Co. Ltd. Class A	96,700	392
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	85,400	390
Guangzhou Zhujiang Brewery Co. Ltd. Class A	218,100	387
Shenzhen Everwin Precision Technology Co. Ltd. Class A	113,781	386
Wangsu Science & Technology Co. Ltd. Class A	300,300	386
China Machinery Engineering Corp. Class H	1,583,516	384
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	634,920	383
Shanghai Construction Group Co. Ltd. Class A	851,600	381
* Hanergy Thin Film Power Group Ltd.	14,742,000	380
Qingdao TGOOD Electric Co. Ltd. Class A	126,000	380
Newland Digital Technology Co. Ltd. Class A	153,199	379
* China Aerospace Times Electronics Co. Ltd. Class A	353,400	376
Dian Diagnostics Group Co. Ltd. Class A	69,400	373
Jason Furniture Hangzhou Co. Ltd. Class A	45,300	372
Huaan Securities Co. Ltd. Class A	320,200	371
* Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	370
Zhejiang Juhua Co. Ltd. Class A	346,949	370
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	148,600	370
China TransInfo Technology Co. Ltd. Class A	109,600	368
Zhejiang Crystal-Optech Co. Ltd. Class A	159,996	368
GEM Co. Ltd. Class A	477,498	366
Chongqing Rural Commercial Bank Co. Ltd. Class A	496,000	366

*	Guangdong Golden Dragon Development Inc. Class A	136,800	365
	Shanghai Electric Power Co. Ltd. Class A	323,400	364
	Guangzhou Automobile Group Co. Ltd. Class A	234,740	363
	Zhejiang Yasha Decoration Co. Ltd. Class A	164,346	362
	Huagong Tech Co. Ltd. Class A	107,700	361
	COSCO SHIPPING Development Co. Ltd. Class A	1,224,040	359
	Grandjoy Holdings Group Co. Ltd. Class A	456,788	359
*	Guosheng Financial Holding Inc. Class A	244,600	357
	Changsha Jingjia Microelectronics Co. Ltd. Class A	32,888	357
*	Beijing Shougang Co. Ltd. Class A	567,100	356
	Livzon Pharmaceutical Group Inc. Class A	45,600	356
	Zhejiang Medicine Co. Ltd. Class A	131,900	355
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	324,300	355
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	211,700	355
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	842,160	355
	Beijing Capital Co. Ltd. Class A	745,300	353
*,^	CAR Inc.	1,160,492	352
	China South Publishing & Media Group Co. Ltd. Class A	230,100	352
	Inner Mongolia First Machinery Group Co. Ltd. Class A	223,118	348
	China Galaxy Securities Co. Ltd. Class A	184,700	346
	Nanjing Securities Co. Ltd. Class A	152,300	342
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	22,897	341
	Leyard Optoelectronic Co. Ltd. Class A	328,500	338
	China Meheco Co. Ltd. Class A	144,800	337
	Air China Ltd. Class A	341,831	335
	Caitong Securities Co. Ltd. Class A	139,600	335
	Shandong Humon Smelting Co. Ltd. Class A	119,200	334
*	Montnets Rongxin Technology Group Co. Ltd. Class A	117,700	333
	Hangzhou First Applied Material Co. Ltd. Class A	32,200	330
	Beijing Capital Development Co. Ltd. Class A	340,513	329
	Hang Zhou Great Star Industrial Co. Ltd. Class A	124,200	329
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	117,791	328
*	Yunnan Tin Co. Ltd. Class A	221,500	328
	Yixintang Pharmaceutical Group Co. Ltd. Class A	71,700	328
	Huadian Power International Corp. Ltd. Class A	630,800	328
*	Shenghe Resources Holding Co. Ltd. Class A	265,800	325
^,1	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	180,000	323
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	686,334	323
	Xiamen Tungsten Co. Ltd. Class A	149,299	322
	Luenmei Quantum Co. Ltd. Class A	152,800	320
	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	319
	Zheshang Securities Co. Ltd. Class A	134,600	318
	CNOOC Energy Technology & Services Ltd. Class A	872,200	318
	Huaibei Mining Holdings Co. Ltd. Class A	238,000	317
	Nanjing Hanrui Cobalt Co. Ltd. Class A	30,700	317
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	28,920	317
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	346,950	317
	Hangzhou Shunwang Technology Co. Ltd. Class A	90,500	316
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	851,600	309
	NSFOCUS Technologies Group Co. Ltd. Class A	97,295	307
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	385,500	307
	Xuji Electric Co. Ltd. Class A	132,500	305
	Financial Street Holdings Co. Ltd. Class A	308,090	305
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	452,300	304
*	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	351,500	303
	Datang International Power Generation Co. Ltd. Class A	882,200	302
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	410,300	302

Holitech Technology Co. Ltd. Class A	399,600	301
* Shenzhen Infogem Technologies Co. Ltd. Class A	90,400	299
Huaneng Power International Inc. Class A	445,200	299
Shandong Hi-speed Co. Ltd. Class A	308,600	298
* Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	944,700	298
Xiamen Meiya Pico Information Co. Ltd. Class A	101,500	298
Oceanwide Holdings Co. Ltd. Class A	493,700	298
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	175,300	296
Taiji Computer Corp. Ltd. Class A	62,998	294
CECEP Wind-Power Corp. Class A	665,300	294
* Shanying International Holding Co. Ltd. Class A	647,200	294
Valiant Co. Ltd. Class A	115,600	294
* Beijing Lanxum Technology Co. Ltd. Class A	90,300	293
China Oilfield Services Ltd. Class A	146,999	292
Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	292
CECEP Solar Energy Co. Ltd. Class A	417,380	291
Jiangsu Eastern Shenghong Co. Ltd. Class A	344,900	290
Hunan Gold Corp. Ltd. Class A	201,200	284
Universal Scientific Industrial Shanghai Co. Ltd. Class A	81,800	283
* China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	275,373	283
* Suzhou Anjie Technology Co. Ltd. Class A	77,100	282
Toly Bread Co. Ltd. Class A	32,592	281
* Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	282,600	280
Angang Steel Co. Ltd. Class A	719,300	277
* Tahoe Group Co. Ltd. Class A	325,500	277
* Tunghsu Optoelectronic Technology Co. Ltd. Class A	686,400	275
Shanghai Bailian Group Co. Ltd. Class B	279,076	275
China Communications Construction Co. Ltd. Class A	242,600	275
China World Trade Center Co. Ltd. Class A	144,706	275
Suofeiya Home Collection Co. Ltd. Class A	83,100	273
Bluestar Adisseo Co. Class A	133,700	273
Dalian Port PDA Co. Ltd. Class A	941,800	271
Shenzhen Agricultural Products Group Co. Ltd. Class A	223,300	269
Jinduicheng Molybdenum Co. Ltd. Class A	281,500	269
Zhejiang Weiming Environment Protection Co. Ltd. Class A	86,218	267
Shandong Linglong Tyre Co. Ltd. Class A	78,900	265
Beijing SL Pharmaceutical Co. Ltd. Class A	131,950	264
Westone Information Industry Inc. Class A	83,898	264
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	264
Shenzhen Huaqiang Industry Co. Ltd. Class A	112,800	262
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	386,600	261
* Jizhong Energy Resources Co. Ltd. Class A	516,603	260
Cinda Real Estate Co. Ltd. Class A	377,000	259
Central China Securities Co. Ltd. Class A	316,700	259
Wolong Electric Group Co. Ltd. Class A	149,200	258
Shanghai Tunnel Engineering Co. Ltd. Class A	299,154	258
* Guizhou Panjiang Refined Coal Co. Ltd. Class A	281,400	257
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	469,600	256
Shaanxi International Trust Co. Ltd. Class A	446,000	256
BTG Hotels Group Co. Ltd. Class A	99,947	253
Xiamen ITG Group Corp. Ltd. Class A	253,000	253
Beijing North Star Co. Ltd. Class H	1,163,223	251
Huafa Industrial Co. Ltd. Zhuhai Class A	246,900	251
* Shanghai Haixin Group Co. Class B	677,822	251
* Sichuan Hebang Biotechnology Co. Ltd. Class A	1,291,800	250
Zhejiang Huace Film & TV Co. Ltd. Class A	240,100	249
Beijing Orient National Communication Science & Technology Co. Ltd. Class A	125,700	248

Sichuan Languang Development Co. Ltd. Class A	324,100	248
Wanxiang Qianchao Co. Ltd. Class A	283,088	248
* Beijing Ultrapower Software Co. Ltd. Class A	254,000	247
Chinese Universe Publishing and Media Group Co. Ltd. Class A	135,800	247
Zhejiang Hailiang Co. Ltd. Class A	193,600	247
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	69,600	245
Zhejiang Satellite Petrochemical Co. Ltd. Class A	93,200	244
Sinotrans Ltd. Class A	502,200	244
* Kunwu Jiuding Investment Holdings Co. Ltd. Class A	57,400	243
Guangxi Guiguan Electric Power Co. Ltd. Class A	376,900	241
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	339,500	240
Shanghai Shimao Co. Ltd. Class A	383,794	240
* Youzu Interactive Co. Ltd. Class A	75,400	239
LianChuang Electronic Technology Co. Ltd. Class A	142,610	239
Shenzhen Airport Co. Ltd. Class A	167,100	239
* Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	174,300	236
Tangshan Sanyou Chemical Industries Co. Ltd. Class A	263,100	235
Tian Di Science & Technology Co. Ltd. Class A	529,200	234
Zhejiang Wanliyang Co. Ltd. Class A	177,600	234
Xinyangfeng Agricultural Technology Co. Ltd. Class A	141,900	234
Anhui Kouzi Distillery Co. Ltd. Class A	32,600	234
Genimous Technology Co. Ltd. Class A	195,700	233
Huabao Flavours & Fragrances Co. Ltd. Class A	29,400	233
* Bengang Steel Plates Co. Ltd. Class B	1,129,800	233
Better Life Commercial Chain Share Co. Ltd. Class A	116,500	233
Yang Quan Coal Industry Group Co. Ltd. Class A	333,300	232
Chongqing Department Store Co. Ltd. Class A	50,200	232
Shenzhen Jinjia Group Co. Ltd. Class A	140,500	231
* Alpha Group Class A	166,500	230
* Global Top E-Commerce Co. Ltd. Class A	198,700	229
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	55,700	229
Anhui Zhongding Sealing Parts Co. Ltd. Class A	167,600	225
* Shandong Xinchao Energy Corp. Ltd. Class A	844,100	225
* Tus Environmental Science And Technology Development Co. Ltd. Class A	191,600	225
ORG Technology Co. Ltd. Class A	296,500	225
China Coal Energy Co. Ltd. Class A	378,138	224
* Gosuncn Technology Group Co. Ltd. Class A	235,400	220
Shenzhen Aisidi Co. Ltd. Class A	152,200	219
China Resources Double Crane Pharmaceutical Co. Ltd. Class A	105,000	219
Shenzhen Gas Corp. Ltd. Class A	195,200	218
Hangzhou Century Co. Ltd. Class A	116,700	217
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	296,900	215
Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	215
1 Ganfeng Lithium Co. Ltd. Class H	38,600	215
* Polaris Bay Group Co. Ltd. Class A	110,500	214
Hoshine Silicon Industry Co. Ltd. Class A	47,200	213
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	97,700	212
* China Nonferrous Metal Industry's Foreign Engineering and Construction Co.
Ltd. Class A	275,400	211
All Winner Technology Co. Ltd. Class A	35,700	210
Suning Universal Co. Ltd. Class A	420,023	207
Huapont Life Sciences Co. Ltd. Class A	257,600	207
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	30,100	206
Chengdu Xingrong Environment Co. Ltd. Class A	281,600	206
* CITIC Guoan Information Industry Co. Ltd. Class A	517,200	205
Shandong Denghai Seeds Co. Ltd. Class A	92,300	205
Greattown Holdings Ltd. Class A	241,500	204

Bank of Chengdu Co. Ltd. Class A	169,900	202
Yotrio Group Co. Ltd. Class A	288,300	202
Guangdong Marubi Biotechnology Co. Ltd. Class A	18,300	202
* Beijing Jetsen Technology Co. Ltd. Class A	272,800	202
Shanghai AJ Group Co. Ltd. Class A	161,633	202
* Zhejiang Kaishan Compressor Co. Ltd. Class A	81,984	201
Shenzhen Kinwong Electronic Co. Ltd. Class A	39,340	201
Chongqing Water Group Co. Ltd. Class A	263,600	200
* Zhongshan Public Utilities Group Co. Ltd. Class A	165,400	199
* Shanghai Environment Group Co. Ltd. Class A	102,800	197
Lakala Payment Co. Ltd. Class A	37,800	196
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	600,838	195
Shanghai Huayi Group Co. Ltd. Class B	421,647	195
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	108,472	195
* Realcan Pharmaceutical Group Co. Ltd. Class A	205,600	195
Weifu High-Technology Group Co. Ltd. Class A	60,600	191
Zhejiang Runtu Co. Ltd. Class A	137,405	188
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	139,100	186
* Datong Coal Industry Co. Ltd. Class A	246,691	186
Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	74,800	186
Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	129,121	186
Sinochem International Corp. Class A	227,100	185
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	192,900	182
Eternal Asia Supply Chain Management Ltd. Class A	216,200	179
Guangshen Railway Co. Ltd. Class A	505,300	178
* Visual China Group Co. Ltd. Class A	72,500	178
Nanjing Iron & Steel Co. Ltd. Class A	375,700	177
ADAMA Ltd. Class A	134,900	177
ENN Ecological Holdings Co. Ltd. Class A	102,800	176
Shanghai 2345 Network Holding Group Co. Ltd. Class A	396,470	176
* Qingdao Port International Co. Ltd. Class A	187,600	175
Bank of Xi'an Co. Ltd. Class A	216,900	175
* Easysight Supply Chain Management Co. Ltd. Class A	87,600	175
Digital China Information Service Co. Ltd. Class A	72,800	174
Lao Feng Xiang Co. Ltd. Class A	19,823	174
Guangdong Baolihua New Energy Stock Co. Ltd. Class A	189,100	174
Sinopec Shanghai Petrochemical Co. Ltd. Class A	338,000	174
* GCL System Integration Technology Co. Ltd. Class A	391,600	172
Luxi Chemical Group Co. Ltd. Class A	106,000	171
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	253,384	168
Skyworth Digital Co. Ltd. Class A	92,200	168
Henan Pinggao Electric Co. Ltd. Class A	137,000	163
Harbin Boshi Automation Co. Ltd. Class A	80,300	163
Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	259,000	162
Xinjiang Zhongtai Chemical Co. Ltd. Class A	199,900	162
TangShan Port Group Co. Ltd. Class A	462,800	161
* CMST Development Co. Ltd. Class A	220,800	161
North Huajin Chemical Industries Co. Ltd. Class A	215,896	160
Rongan Property Co. Ltd. Class A	427,200	159
* Tongding Interconnection Information Co. Ltd. Class A	208,500	158
Bank of Zhengzhou Co. Ltd. Class A	300,410	158
* Macrolink Culturaltainment Development Co. Ltd. Class A	263,000	158
Fujian Longking Co. Ltd. Class A	119,900	157
* Zhefu Holding Group Co. Ltd. Class A	189,600	152
Red Star Macalline Group Corp. Ltd. Class A	107,580	152
Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	175,000	151
Yantai Changyu Pioneer Wine Co. Ltd. Class A	30,900	150

Zhejiang Semir Garment Co. Ltd. Class A	141,200	150
Zhejiang Yongtai Technology Co. Ltd. Class A	86,315	149
First Capital Securities Co. Ltd. Class A	96,000	149
* Henan Senyuan Electric Co. Ltd. Class A	182,915	149
Beijing North Star Co. Ltd. Class A	368,200	147
* Tibet Summit Resources Co. Ltd. Class A	81,300	144
Guangxi Liugong Machinery Co. Ltd. Class A	139,600	144
* Sinopec Oilfield Service Corp. Class A	543,200	142
Sichuan Road & Bridge Co. Ltd. Class A	228,970	141
Shandong Publishing & Media Co. Ltd. Class A	145,100	141
Shaan Xi Provincial Natural Gas Co. Ltd. Class A	146,900	140
Sinoma International Engineering Co. Class A	162,300	139
* CSG Smart Science&Technology Co. Ltd. Class A	100,100	138
Deppon Logistics Co. Ltd. Class A	73,700	136
* CCS Supply Chain Management Co. Ltd. Class A	135,500	134
Chongqing Dima Industry Co. Ltd. Class A	318,300	134
An Hui Wenergy Co. Ltd. Class A	224,010	133
Yanzhou Coal Mining Co. Ltd. Class A	100,900	133
Guangdong Ellington Electronics Technology Co. Ltd. Class A	90,620	132
Xiamen Intretech Inc. Class A	15,400	131
CGN Power Co. Ltd. Class A	294,300	129
Shanghai Industrial Development Co. Ltd. Class A	163,600	128
AECC Aero-Engine Control Co. Ltd. Class A	47,900	125
China Merchants Port Group Co. Ltd. Class A	52,000	125
Jiuzhitang Co. Ltd. Class A	85,900	125
Anhui Xinhua Media Co. Ltd. Class A	149,100	125
China International Marine Containers Group Co. Ltd. Class A	103,560	124
Shanghai Shibei Hi-Tech Co. Ltd. Class A	92,600	124
Xinfengming Group Co. Ltd. Class A	81,300	124
* Sou Yu Te Group Co. Ltd. Class A	294,500	122
Bank of Qingdao Co. Ltd. Class A	167,600	122
Avic Heavy Machinery Co. Ltd. Class A	62,700	120
Shenzhen Grandland Group Co. Ltd. Class A	218,020	118
Jiangling Motors Corp. Ltd. Class B	163,283	118
Hangzhou Oxygen Plant Group Co. Ltd. Class A	44,600	118
China Railway Tielong Container Logistics Co. Ltd. Class A	139,400	117
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	32,100	116
KingClean Electric Co. Ltd. Class A	30,400	116
Shenzhen Tellus Holding Co. Ltd. Class A	38,600	116
HyUnion Holding Co. Ltd. Class A	107,400	114
Shanghai Jinjiang International Hotels Co. Ltd. Class A	20,100	114
Loncin Motor Co. Ltd. Class A	182,400	113
Rainbow Digital Commercial Co. Ltd. Class A	72,200	113
Do-Fluoride Chemicals Co. Ltd. Class A	68,800	113
Opple Lighting Co. Ltd. Class A	25,300	109
Fujian Funeng Co. Ltd. Class A	84,300	107
* Jiangsu Expressway Co. Ltd. Class A	76,000	107
Qingdao Rural Commercial Bank Corp. Class A	130,800	105
Qingdao Hanhe Cable Co. Ltd. Class A	139,900	103
China CYTS Tours Holding Co. Ltd. Class A	66,752	103
Liuzhou Iron & Steel Co. Ltd. Class A	140,100	100
MYS Group Co. Ltd.	131,300	99
* Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	132,400	97
* Bluedon Information Security Technology Co. Ltd. Class A	165,400	96
Ningbo Sanxing Medical Electric Co. Ltd. Class A	90,900	95
* Zhongshan Broad Ocean Motor Co. Ltd. Class A	165,500	93
China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	182,800	92

	China High Speed Railway Technology Co. Ltd. Class A	204,600	89
	Maanshan Iron & Steel Co. Ltd. Class H	296,000	80
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	87,800	77
§	Shenzhen World Union Group Inc. Class A	133,200	77
	China West Construction Group Co. Ltd. Class A	50,600	76
*	China Merchants Securities Co. Ltd. Class H Rights Exp. 08/11/2020	502,080	76
	JL Mag Rare -Earth Co. Ltd. Class A	13,000	70
	Jointo Energy Investment Co. Ltd. Hebei Class A	85,061	67
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	65,100	67
	Camel Group Co. Ltd. Class A	58,370	63
	Juneyao Airlines Co. Ltd. Class A	41,721	56
	Henan Zhongyuan Expressway Co. Ltd. Class A	84,600	45
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	19,400	43
*,^,§ China Huishan Dairy Holdings Co. Ltd.		5,503,795	—
			4,564,000
Colombia (0.1%)
	Bancolombia SA ADR	200,884	5,609
	Interconexion Electrica SA ESP	792,084	4,074
	Ecopetrol SA	5,845,448	3,257
	Bancolombia SA	439,854	3,158
	Grupo Energia Bogota SA ESP	4,821,372	2,958
	Grupo de Inversiones Suramericana SA	450,450	2,341
	Ecopetrol SA ADR	150,570	1,753
	Grupo Aval Acciones y Valores Preference Shares	6,916,965	1,612
	Grupo Argos SA	543,762	1,486
	Corp Financiera Colombiana SA	206,106	1,375
	Cementos Argos SA	859,379	842
	Grupo de Inversiones Suramericana SA Preference Shares	153,364	670
	Grupo Aval Acciones y Valores SA ADR	21,896	100
	Bancolombia SA Preference Shares	11,063	78
	Cementos Argos SA Preference Shares	296	—
			29,313
Czech Republic (0.0%)
	Cez AS	285,834	5,758
*	Komercni banka as	134,522	3,120
1	Moneta Money Bank AS	901,153	2,052
	O2 Czech Republic AS	84,048	804
			11,734
Denmark (1.5%)
	Novo Nordisk A/S Class B	2,907,415	190,763
1	Orsted A/S	338,697	48,429
	DSV Panalpina A/S	352,457	48,229
	Vestas Wind Systems A/S	350,996	44,992
	Coloplast A/S Class B	239,258	40,841
*	Genmab A/S	105,746	36,398
	Carlsberg AS Class B	174,247	25,734
	Novozymes A/S	366,753	21,939
	Chr Hansen Holding A/S	184,431	21,046
*	Danske Bank A/S	1,181,156	19,130
	GN Store Nord A/S	232,121	14,274
	AP Moller - Maersk A/S Class B	11,049	14,225
	Pandora A/S	173,447	11,031
	Ambu A/S Class B	300,906	10,506
	AP Moller - Maersk A/S Class A	7,684	9,123
	Tryg A/S	215,325	6,336
*	Demant A/S	183,892	5,709

* Iss A/S	329,940	5,092
H Lundbeck A/S	107,906	3,934
ROCKWOOL International A/S Class B	11,489	3,706
		581,437
Egypt (0.0%)
Commercial International Bank Egypt SAE	2,414,955	9,505
Egypt Kuwait Holding Co. SAE	1,397,898	1,462
Eastern Co. SAE	1,778,143	1,318
Talaat Moustafa Group	1,654,826	607
ElSewedy Electric Co.	1,436,275	606
Telecom Egypt Co.	582,348	472
		13,970
Finland (0.9%)
Kone Oyj Class B	705,935	56,058
* Nokia Oyj	10,129,975	48,625
* Nordea Bank Abp (XSTO)	5,225,418	40,362
Neste Oyj	749,673	34,434
Sampo Oyj Class A	910,055	32,893
UPM-Kymmene Oyj	962,996	25,706
Fortum Oyj	774,817	15,726
Elisa Oyj	257,699	15,284
Stora Enso Oyj	1,026,536	12,875
Kesko Oyj Class B	481,950	10,219
Orion Oyj Class B	184,366	8,044
* Huhtamaki Oyj	167,215	7,454
Wartsila Oyj Abp	882,642	7,382
Metso Outotec Oyj	1,082,357	6,985
Nokian Renkaat Oyj	246,087	5,871
* Nordea Bank Abp (XHEL)	561,203	4,322
* Neles Oyj	190,182	2,712
		334,952
France (6.5%)
Sanofi	1,961,175	205,918
LVMH Moet Hennessy Louis Vuitton SE	448,396	194,983
Total SE	4,276,936	161,856
Schneider Electric SE	947,405	108,633
* BNP Paribas SA	1,949,642	78,656
Kering SA	133,466	75,634
* Airbus SE	998,342	73,075
Danone SA	1,079,490	72,254
Vinci SA	836,875	72,026
* EssilorLuxottica SA	530,700	70,687
Axa SA	3,466,177	69,545
L'Oreal SA Loyalty Shares	199,212	66,861
Pernod Ricard SA	378,302	65,011
Air Liquide SA Loyalty Shares	387,422	63,723
* Safran SA	579,210	61,600
L'Oreal SA	141,630	47,535
Air Liquide SA	275,472	45,310
Hermes International	55,449	44,955
Dassault Systemes SE	236,910	43,140
Orange SA	3,446,579	40,397
Vivendi SA	1,436,978	38,132
Legrand SA	480,955	37,206
Capgemini SE	283,166	36,725
Cie Generale des Etablissements Michelin SCA	315,276	32,652

*	Cie de Saint-Gobain	874,725	32,361
	STMicroelectronics NV	1,134,972	31,890
	L'Oreal SA Loyalty Shares 2021	91,136	30,588
	Teleperformance	104,470	30,575
	Air Liquide SA Loyalty Shares 2021	173,187	28,486
*,1	Worldline SA	263,250	22,647
	Edenred	435,389	21,597
*	Societe Generale SA	1,395,913	21,491
	Veolia Environnement SA	907,294	20,784
*	Credit Agricole SA	2,078,735	20,009
*	Alstom SA	333,633	18,591
*	Ingenico Group SA	112,339	18,180
	Engie	1,363,913	18,169
	Carrefour SA	1,033,978	16,433
*	Peugeot SA	977,445	15,712
*	Atos SE	169,037	14,454
*	Eurofins Scientific SE	21,514	14,082
*	Ubisoft Entertainment SA	165,702	13,840
*	Bouygues SA	382,151	13,500
	Sartorius Stedim Biotech	42,899	13,418
*	Engie SA	1,002,168	13,350
	Thales SA	180,091	13,019
1	Euronext NV	109,768	12,680
	Arkema SA	119,616	12,444
*	Publicis Groupe SA	387,302	12,384
	BioMerieux	76,534	12,335
*	Getlink SE	810,678	12,197
	Gecina SA	92,838	12,043
*	Eiffage SA	135,452	11,838
*	Orpea	88,032	11,231
	Valeo SA	430,147	11,039
*	Bureau Veritas SA	493,125	10,849
	Suez SA	666,352	8,788
*	Accor SA	340,788	8,578
	Engie Loyalty Shares 2021	619,484	8,252
*	Renault SA	329,105	7,821
*,1	Amundi SA	101,821	7,747
	Rubis SCA	163,528	7,714
*	Scor Se	282,681	7,275
	Remy Cointreau SA	43,486	6,974
*	Rexel SA	542,023	6,433
	TechnipFMC plc	820,787	6,427
	Covivio	83,639	6,011
	Bollore SA	1,774,755	5,955
	Ipsen SA	61,864	5,933
	Klepierre SA	340,178	5,891
	Sodexo SA	84,940	5,862
1	La Francaise des Jeux SAEM	157,630	5,774
^	Iliad SA	27,488	5,376
*	Faurecia SE	129,332	4,995
	Aeroports de Paris	50,659	4,776
*	Elis SA	392,753	4,772
	Electricite de France SA	460,460	4,663
	Wendel SE	49,283	4,626
	SES SA Class A	636,153	4,500
	Sodexo SA ACT Loyalty Shares	61,750	4,262
*	Eurazeo SE	78,467	4,107

	SEB SA Loyalty Shares	23,594	3,896
	Icade	57,992	3,817
*	Natixis SA	1,495,936	3,659
*	Dassault Aviation SA	4,143	3,397
	Eutelsat Communications SA	329,152	3,329
*	CNP Assurances	270,447	3,285
*,^	Casino Guichard Perrachon SA	102,282	2,835
	Electricite de France SA Loyalty Shares 2021	279,349	2,829
	Seb SA	15,825	2,613
	Imerys SA	64,754	2,399
*	JCDecaux SA	134,042	2,267
	Cie Plastic Omnium SA	97,055	1,953
	Electricite de France SA Loyalty Shares	178,147	1,804
	SEB SA Loyalty Shares 2021	9,289	1,534
1	Ald SA	143,427	1,434
*,^	Air France-KLM	345,801	1,419
	Sodexo SA Loyalty Shares 2022	8,591	593
	Sodexo SA Loyalty Shares	753	52
			2,565,357
Germany (6.0%)
	SAP SE	2,019,927	318,853
	Siemens AG	1,375,666	175,310
	Allianz SE	748,295	155,252
	Bayer AG	1,771,361	117,678
	Deutsche Telekom AG	5,816,050	97,098
*	adidas AG	346,226	95,481
	BASF SE	1,648,377	90,935
*	Deutsche Post AG	1,755,636	71,262
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	247,267	65,544
	Daimler AG	1,450,456	63,420
	Vonovia SE	976,143	63,094
	Deutsche Boerse AG	330,371	60,109
	Infineon Technologies AG	2,335,075	59,534
*	Volkswagen AG Preference Shares	330,729	48,411
	E.On SE	3,901,229	45,801
	Rwe AG	1,031,334	38,876
	Bayerische Motoren Werke AG	580,193	37,104
*	Fresenius SE & Co. KGaA	725,704	36,208
*	Deutsche Bank AG	3,686,550	33,151
*	Fresenius Medical Care AG & Co. KGaA	371,506	32,731
	Deutsche Wohnen SE	647,070	31,484
	Henkel AG & Co. KGaA Preference Shares	314,005	30,875
	Merck KGaA	232,104	29,664
*,1	Delivery Hero SE	254,723	29,240
	Symrise AG Class A	227,143	28,395
	Sartorius AG Preference Shares	61,378	23,616
	Beiersdorf AG	178,835	21,354
*,1	Zalando SE	287,970	20,789
*	Qiagen NV	396,624	19,665
	Continental AG	193,745	18,716
	Hannover Rueck SE	107,997	18,270
*	LEG Immobilien AG	124,621	17,377
	Brenntag AG	278,186	17,168
*	MTU Aero Engines AG	94,985	16,469
1	Scout24 AG	188,905	16,238
	Henkel AG & Co. KGaA	183,028	15,904
*	Porsche Automobil Holding SE Preference Shares	276,712	15,663

	HeidelbergCement AG	267,645	14,853
*	Aroundtown SA	2,170,304	13,069
1	Siemens Healthineers AG	234,800	12,224
*,1	TeamViewer AG	219,788	11,884
1	Covestro AG	305,314	11,848
	Knorr-Bremse AG	100,440	11,752
*	Puma SE	146,687	11,418
	GEA Group AG	296,043	10,686
	KION Group AG	126,666	9,681
*	Commerzbank AG	1,867,803	9,599
	Bechtle AG	48,788	9,495
	Evonik Industries AG	342,578	9,255
*	Volkswagen AG	56,897	8,858
	United Internet AG	183,275	8,316
*	Lanxess AG	149,932	7,776
	Rheinmetall AG	77,128	7,292
	Nemetschek SE	97,637	7,157
	Uniper SE	199,072	6,873
*	Carl Zeiss Meditec AG	65,516	6,857
*	thyssenkrupp AG	836,173	6,499
	Fuchs Petrolub SE Preference Shares	124,063	5,418
	Bayerische Motoren Werke AG Preference Shares	100,977	5,132
*	CTS Eventim AG & Co. KGaA	105,169	4,175
*,^	Deutsche Lufthansa AG	432,644	3,796
*,^	Grenke AG	47,081	3,566
^	Rational AG	5,967	3,544
*	OSRAM Licht AG	67,777	3,506
	Hella GmbH & Co. KGaA	79,397	3,468
	Telefonica Deutschland Holding AG	1,231,974	3,362
*	Fielmann AG	43,676	3,182
	Hugo Boss AG	113,094	3,081
*,^	Varta AG	25,775	2,891
*	ProSiebenSat.1 Media SE	277,741	2,883
	Hochtief AG	35,301	2,882
	Metro AG	305,575	2,788
	Talanx AG	68,590	2,497
*,^	Fraport AG Frankfurt Airport Services Worldwide	63,014	2,463
*	Wacker Chemie AG	26,783	2,430
*,1	DWS Group GmbH & Co. KGaA	62,916	2,364
	Suedzucker AG	135,890	2,268
*	RTL Group SA	67,814	2,237
	1&1 Drillisch AG	81,633	2,162
	Fuchs Petrolub SE	60,417	2,058
*,1	Rocket Internet SE	94,593	2,053
*	Traton SE	91,606	1,735
	TUI AG (XETR)	232,404	879
			2,348,951
Greece (0.1%)
	Hellenic Telecommunications Organization SA	411,277	6,051
	Jumbo SA	186,779	3,644
	Opap SA	349,914	3,170
*	Eurobank Ergasias Services and Holdings SA	4,548,168	1,944
	Mytilineos SA	180,043	1,683
*	Alpha Bank AE	2,529,879	1,591
	Motor Oil Hellas Corinth Refineries SA	98,984	1,352
*	National Bank of Greece SA	1,001,095	1,328
	Hellenic Petroleum SA	117,702	731

*,§	FF Group	60,219	340
			21,834
Hong Kong (2.4%)
	AIA Group Ltd.	21,790,852	196,487
	Hong Kong Exchanges & Clearing Ltd.	2,283,571	108,728
	CK Hutchison Holdings Ltd.	4,819,410	31,470
	Sun Hung Kai Properties Ltd.	2,563,033	31,171
	Link REIT	3,708,960	28,778
	CLP Holdings Ltd.	2,959,363	27,983
	CK Asset Holdings Ltd.	4,849,074	26,925
	Hong Kong & China Gas Co. Ltd.	18,684,319	26,771
	Galaxy Entertainment Group Ltd.	3,834,309	26,149
	Techtronic Industries Co. Ltd.	2,244,388	23,474
	China Mengniu Dairy Co. Ltd.	4,794,849	22,500
*	Semiconductor Manufacturing International Corp.	5,635,917	22,067
	Hang Seng Bank Ltd.	1,307,766	20,577
	BOC Hong Kong Holdings Ltd.	6,477,196	18,059
	Sands China Ltd.	4,294,608	16,375
	Jardine Matheson Holdings Ltd.	377,892	15,455
	Power Assets Holdings Ltd.	2,460,516	13,703
1	WH Group Ltd.	15,064,423	13,410
	MTR Corp. Ltd.	2,579,342	12,818
*	New World Development Co. Ltd.	2,570,460	12,551
	Wharf Real Estate Investment Co. Ltd.	2,976,585	10,528
	AAC Technologies Holdings Inc.	1,217,449	9,598
	Hang Lung Properties Ltd.	3,628,742	8,903
	Henderson Land Development Co. Ltd.	2,320,634	8,685
	Lenovo Group Ltd.	13,434,802	8,099
	Hongkong Land Holdings Ltd.	2,090,191	7,962
1	Budweiser Brewing Co. APAC Ltd.	2,092,100	7,592
	Xinyi Solar Holdings Ltd.	6,893,662	7,566
	Want Want China Holdings Ltd.	9,799,382	7,252
	Sino Land Co. Ltd.	5,894,374	7,142
	Jardine Strategic Holdings Ltd.	326,247	6,572
	Tingyi Cayman Islands Holding Corp.	3,346,119	6,238
	ASM Pacific Technology Ltd.	536,494	6,056
	CK Infrastructure Holdings Ltd.	1,120,318	5,842
	Sun Art Retail Group Ltd.	3,936,960	5,472
	Vitasoy International Holdings Ltd.	1,424,000	5,413
*,1	ESR Cayman Ltd.	2,193,600	5,409
	Xinyi Glass Holdings Ltd.	3,616,685	5,306
	Bank of East Asia Ltd.	2,274,915	5,181
	Wharf Holdings Ltd.	2,723,865	4,628
	Wynn Macau Ltd.	2,625,884	4,605
	Swire Properties Ltd.	1,919,868	4,437
	Swire Pacific Ltd. Class A	900,013	4,432
	PCCW Ltd.	7,470,207	4,211
	Hang Lung Group Ltd.	1,577,967	3,819
	SJM Holdings Ltd.	3,320,280	3,746
	Minth Group Ltd.	1,239,490	3,689
*	Prada SpA	916,658	3,539
	Hysan Development Co. Ltd.	1,106,530	3,057
	NagaCorp Ltd.	2,690,000	2,875
	Melco International Development Ltd.	1,423,504	2,687
	Kerry Properties Ltd.	1,073,665	2,555
^	United Energy Group Ltd.	13,368,000	2,347
	Dairy Farm International Holdings Ltd.	542,500	2,331

	Uni-President China Holdings Ltd.	2,042,788	2,217
*,1	Samsonite International SA	2,296,558	2,153
1	BOC Aviation Ltd.	371,000	2,148
	SITC International Holdings Co. Ltd.	2,107,000	2,114
	Chow Tai Fook Jewellery Group Ltd.	1,947,392	2,099
	Yue Yuen Industrial Holdings Ltd.	1,267,728	2,012
	NWS Holdings Ltd.	2,585,043	2,004
	Champion REIT	3,539,027	1,878
^	Huabao International Holdings Ltd.	1,571,000	1,790
	Kerry Logistics Network Ltd.	1,037,924	1,701
	MGM China Holdings Ltd.	1,321,964	1,647
	Swire Pacific Ltd. Class B	1,785,000	1,581
	VTech Holdings Ltd.	290,690	1,577
	Shougang Fushan Resources Group Ltd.	6,389,352	1,463
	Shangri-La Asia Ltd.	1,949,232	1,410
	L'Occitane International SA	808,275	1,359
	Shun Tak Holdings Ltd.	3,401,006	1,225
^	Haitong International Securities Group Ltd.	4,532,736	1,224
	Johnson Electric Holdings Ltd.	645,622	1,188
	Cafe de Coral Holdings Ltd.	591,108	1,185
*	MMG Ltd.	4,008,000	1,059
	Shui On Land Ltd.	6,440,885	956
	Nexteer Automotive Group Ltd.	1,506,000	955
	First Pacific Co. Ltd.	4,298,253	897
	Towngas China Co. Ltd.	1,831,806	882
*,^,1 FIT Hon Teng Ltd.		1,684,000	813
^	Cathay Pacific Airways Ltd.	1,175,672	794
^	China Travel International Investment Hong Kong Ltd.	4,667,542	693
	Lifestyle International Holdings Ltd.	843,563	684
	Guotai Junan International Holdings Ltd.	4,511,228	641
	Dah Sing Financial Holdings Ltd.	221,784	613
	Television Broadcasts Ltd.	510,509	595
*,1	JS Global Lifestyle Co. Ltd.	573,500	589
	Dah Sing Banking Group Ltd.	647,244	585
*	FIH Mobile Ltd.	4,940,762	548
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,113,886	346
*	Macau Legend Development Ltd.	2,657,006	343
^	SA Sa International Holdings Ltd.	1,903,621	276
*,§	Brightoil Petroleum Holdings Ltd.	3,241,567	84
*	Cathay Pacific Airways Ltd. Rights Exp. 08/05/2020	638,064	37
*,§	Legend Holdings Corp. Rights	50,782	—
			929,590
Hungary (0.1%)
*	OTP Bank Nyrt	411,981	14,756
	Richter Gedeon Nyrt	246,257	5,698
*	MOL Hungarian Oil & Gas plc	784,576	4,622
	Magyar Telekom Telecommunications plc	698,320	880
			25,956
India (2.5%)
1	Reliance Industries Ltd. GDR	1,417,066	77,625
	Reliance Industries Ltd.	2,667,291	73,766
	Housing Development Finance Corp. Ltd.	3,016,944	71,750
	Infosys Ltd. ADR	4,963,074	63,776
	Tata Consultancy Services Ltd.	1,623,872	49,334
	Hindustan Unilever Ltd.	1,598,705	47,161
*	Bharti Airtel Ltd.	4,094,687	30,327

*	Axis Bank Ltd.	3,755,176	21,603
	Infosys Ltd.	1,538,158	19,778
	HCL Technologies Ltd.	1,953,504	18,366
	Maruti Suzuki India Ltd.	217,484	18,177
	Bajaj Finance Ltd.	324,398	14,085
	Sun Pharmaceutical Industries Ltd.	1,965,084	13,958
	ITC Ltd.	5,306,379	13,757
	Asian Paints Ltd.	520,538	11,918
	UltraTech Cement Ltd.	208,708	11,466
	Bharat Petroleum Corp. Ltd.	1,799,386	9,928
*,1	HDFC Life Insurance Co. Ltd.	1,162,985	9,745
	Nestle India Ltd.	41,615	9,166
	Mahindra & Mahindra Ltd.	1,046,353	8,467
	Power Grid Corp. of India Ltd.	3,317,909	7,896
*,1	SBI Life Insurance Co. Ltd.	639,879	7,793
*	Titan Co. Ltd.	558,646	7,770
	Tech Mahindra Ltd.	834,546	7,573
	Larsen & Toubro Ltd.	617,944	7,535
*,1	Avenue Supermarts Ltd.	268,926	7,404
*	State Bank of India GDR	277,047	6,933
	Wipro Ltd. ADR	1,576,377	6,810
	Eicher Motors Ltd.	23,929	6,590
	Dabur India Ltd.	958,317	6,567
	Bajaj Auto Ltd.	156,176	6,265
	Hero MotoCorp Ltd.	175,874	6,264
1	ICICI Lombard General Insurance Co. Ltd.	359,795	6,260
*	UPL Ltd.	967,884	6,177
	Godrej Consumer Products Ltd.	654,693	6,046
	Oil & Natural Gas Corp. Ltd.	5,510,023	5,761
	Adani Ports & Special Economic Zone Ltd.	1,364,562	5,732
	Bajaj Finserv Ltd.	68,474	5,668
	Cipla Ltd.	582,200	5,597
	Aurobindo Pharma Ltd.	473,516	5,551
*	ICICI Bank Ltd.	1,175,780	5,472
	JSW Steel Ltd.	1,826,357	5,392
	Britannia Industries Ltd.	104,305	5,324
1	Bandhan Bank Ltd.	1,130,639	5,199
	NTPC Ltd.	4,405,006	5,113
	Dr Reddy's Laboratories Ltd.	84,033	5,089
	Divi's Laboratories Ltd.	143,457	5,019
	Grasim Industries Ltd.	594,332	5,017
*	Lupin Ltd.	400,065	4,952
	Shree Cement Ltd.	16,203	4,696
	Info Edge India Ltd.	109,289	4,650
	Coal India Ltd.	2,681,760	4,628
	Indian Oil Corp. Ltd.	3,867,310	4,567
	Vedanta Ltd.	2,953,113	4,514
*	United Spirits Ltd.	518,923	4,026
	Pidilite Industries Ltd.	222,067	4,019
	Marico Ltd.	818,688	3,969
	Bharti Infratel Ltd.	1,540,057	3,949
	Dr Reddy's Laboratories Ltd. ADR	60,578	3,683
	Ambuja Cements Ltd.	1,247,840	3,660
	Piramal Enterprises Ltd.	185,680	3,648
	Hindalco Industries Ltd.	1,626,360	3,557
	Havells India Ltd.	443,189	3,446
1	ICICI Prudential Life Insurance Co. Ltd.	550,803	3,327

	Petronet LNG Ltd.	971,317	3,215
	Hindustan Petroleum Corp. Ltd.	1,101,399	3,163
	Jubilant Foodworks Ltd.	130,109	2,988
	Muthoot Finance Ltd.	172,497	2,934
	Berger Paints India Ltd.	417,442	2,933
	Shriram Transport Finance Co. Ltd.	305,584	2,814
*	Biocon Ltd.	511,578	2,799
*	Zee Entertainment Enterprises Ltd.	1,495,052	2,765
*	Tata Motors Ltd.	1,973,374	2,735
	Torrent Pharmaceuticals Ltd.	73,110	2,604
	Wipro Ltd.	693,675	2,600
*,1	AU Small Finance Bank Ltd.	263,763	2,594
	GAIL India Ltd.	1,951,665	2,522
1	HDFC Asset Management Co. Ltd.	75,177	2,427
	Siemens Ltd.	156,017	2,418
*	Tata Steel Ltd.	489,995	2,409
	Page Industries Ltd.	9,068	2,398
	Cadila Healthcare Ltd.	443,454	2,305
	Bosch Ltd.	12,984	2,261
1	InterGlobe Aviation Ltd.	173,548	2,261
	Container Corp. Of India Ltd.	375,548	2,260
	Colgate-Palmolive India Ltd.	118,322	2,248
	Motherson Sumi Systems Ltd.	1,742,354	2,207
	Mphasis Ltd.	136,057	2,105
	DLF Ltd.	1,083,194	2,034
	Embassy Office Parks REIT	403,800	1,931
*	Federal Bank Ltd.	2,659,706	1,911
*	Jindal Steel & Power Ltd.	735,578	1,828
	Bharat Forge Ltd.	342,237	1,743
	Bajaj Holdings & Investment Ltd.	47,415	1,682
*	Vodafone Idea Ltd.	14,700,378	1,644
	MRF Ltd.	1,980	1,618
	Oracle Financial Services Software Ltd.	41,276	1,617
	REC Ltd.	1,200,443	1,604
	ACC Ltd.	84,211	1,601
	Alkem Laboratories Ltd.	44,909	1,599
1	RBL Bank Ltd.	696,888	1,573
	United Breweries Ltd.	123,667	1,572
	NMDC Ltd.	1,396,472	1,566
1	Larsen & Toubro Infotech Ltd.	48,530	1,563
	Glenmark Pharmaceuticals Ltd.	256,807	1,553
	LIC Housing Finance Ltd.	435,909	1,527
*	IDFC Bank	4,268,357	1,511
	Whirlpool of India Ltd.	53,803	1,487
	Indiabulls Housing Finance Ltd.	586,307	1,484
	Rajesh Exports Ltd.	241,041	1,470
*	Voltas Ltd.	180,873	1,446
	Ashok Leyland Ltd.	2,158,200	1,399
	Castrol India Ltd.	917,394	1,390
	Bharat Electronics Ltd.	1,069,640	1,368
	Kansai Nerolac Paints Ltd.	233,508	1,350
	Power Finance Corp. Ltd.	1,224,674	1,322
*	Godrej Properties Ltd.	106,440	1,316
	Hindustan Zinc Ltd.	443,505	1,248
*	Tata Communications Ltd.	120,373	1,224
	Tata Power Co. Ltd.	1,772,957	1,152
	ABB India Ltd.	95,839	1,145

	NHPC Ltd.	4,095,961	1,110
*	Bank of Baroda	1,732,715	1,079
	Adani Enterprises Ltd.	456,749	1,078
	TVS Motor Co. Ltd.	206,635	1,063
	Bata India Ltd.	56,246	952
*	State Bank of India	372,034	949
	Torrent Power Ltd.	217,844	947
	Cholamandalam Investment and Finance Co. Ltd.	350,633	946
1	Nippon Life India Asset Management Ltd.	264,078	936
	Gillette India Ltd.	13,938	934
*	Mahindra & Mahindra Financial Services Ltd.	534,208	927
	Dalmia Bharat Ltd.	88,927	903
*	3M India Ltd.	3,118	878
	Steel Authority of India Ltd.	1,887,580	862
*	Adani Power Ltd.	1,814,388	857
*	Aditya Birla Capital Ltd.	1,126,852	814
	L&T Finance Holdings Ltd.	951,461	761
*	GMR Infrastructure Ltd.	2,603,614	755
	Sun TV Network Ltd.	145,168	751
*	Punjab National Bank	1,689,554	719
	Exide Industries Ltd.	345,047	716
	Oberoi Realty Ltd.	152,708	710
*	Canara Bank	516,594	701
	Bharat Heavy Electricals Ltd.	1,429,118	686
*	Indian Railway Catering & Tourism Corp. Ltd.	35,201	628
	Oil India Ltd.	483,289	624
	Cummins India Ltd.	114,361	613
	Emami Ltd.	184,958	593
	Godrej Industries Ltd.	123,955	587
*	Future Retail Ltd.	377,291	552
*	Mahindra & Mahindra Financial Services Ltd. Rights Exp. 08/11/2020	534,208	518
*	Bank of India	657,868	413
	Yes Bank Ltd.	2,544,587	408
	JSW Energy Ltd.	664,223	407
*	Union Bank of India	1,015,425	393
*	Tata Motors Ltd. Class A	641,015	320
*	Shriram Transport Finance Co Ltd	34,002	314
*,§	Hemisphere Properties India Ltd.	120,373	260
*	Mangalore Refinery & Petrochemicals Ltd.	335,742	163
	IDFC Ltd.	491,794	124
			973,655
Indonesia (0.4%)
	Bank Central Asia Tbk PT	17,357,099	37,178
	Bank Rakyat Indonesia Persero Tbk PT	95,251,115	20,690
	Telekomunikasi Indonesia Persero Tbk PT	83,670,024	17,452
	Bank Mandiri Persero Tbk PT	33,241,472	13,212
	Astra International Tbk PT	36,497,488	12,857
	Unilever Indonesia Tbk PT	10,409,050	6,000
*	Charoen Pokphand Indonesia Tbk PT	13,097,864	5,593
	Bank Negara Indonesia Persero Tbk PT	13,466,587	4,257
	United Tractors Tbk PT	2,745,512	4,024
	Kalbe Farma Tbk PT	33,655,437	3,620
	Indofood Sukses Makmur Tbk PT	7,985,405	3,539
	Semen Indonesia Persero Tbk PT	5,259,949	3,335
*	Gudang Garam Tbk PT	838,686	2,876
	Indofood CBP Sukses Makmur Tbk PT	4,138,884	2,608
*	Indah Kiat Pulp & Paper Corp. Tbk PT	4,729,800	2,538

*	Barito Pacific Tbk PT	34,011,700	2,225
*	Indocement Tunggal Prakarsa Tbk PT	2,371,098	2,013
	Hanjaya Mandala Sampoerna Tbk PT	15,846,300	1,860
	Adaro Energy Tbk PT	23,474,263	1,756
	Perusahaan Gas Negara Tbk PT	18,640,846	1,621
	Tower Bersama Infrastructure Tbk PT	18,286,225	1,579
	XL Axiata Tbk PT	6,217,150	1,068
	Bukit Asam Tbk PT	7,513,155	1,051
	Jasa Marga Persero Tbk PT	3,751,819	1,012
*	Vale Indonesia Tbk PT	3,718,262	876
	Surya Citra Media Tbk PT	9,572,279	844
*	Smartfren Telecom Tbk PT	77,704,000	761
*	Bumi Serpong Damai Tbk PT	12,776,740	607
*	Media Nusantara Citra Tbk PT	8,802,166	495
	Astra Agro Lestari Tbk PT	680,225	454
*	Matahari Department Store Tbk PT	4,043,500	361
	Bank Danamon Indonesia Tbk PT	1,024,127	193
			158,555
Ireland (0.2%)
	Kerry Group plc Class A	276,157	36,576
	Kingspan Group plc	269,854	19,359
	Glanbia plc	355,131	4,311
*	Bank of Ireland Group plc	1,638,543	3,404
	CRH plc (XDUB)	67,919	2,473
*	AIB Group plc	1,430,091	1,794
*,§	Irish Bank Resolution Corp. Ltd.	236,607	—
			67,917
Israel (0.3%)
*	Nice Ltd.	112,625	23,132
*	Teva Pharmaceutical Industries Ltd.	1,729,817	19,996
	Bank Leumi Le-Israel BM	2,605,843	13,210
	Bank Hapoalim BM	1,974,006	11,911
	Israel Discount Bank Ltd. Class A	2,102,945	6,466
	Elbit Systems Ltd.	43,478	6,144
	Mizrahi Tefahot Bank Ltd.	235,476	4,936
*	Tower Semiconductor Ltd.	190,046	4,221
	ICL Group Ltd.	1,242,995	3,880
*	Bezeq The Israeli Telecommunication Corp. Ltd.	3,665,270	3,657
	Azrieli Group Ltd.	66,129	3,216
*	Mivne Real Estate KD Ltd.	1,221,186	2,389
	First International Bank Of Israel Ltd.	90,934	2,092
	Strauss Group Ltd.	73,277	2,092
	Alony Hetz Properties & Investments Ltd.	190,416	2,077
*	Shikun & Binui Ltd.	358,639	1,635
*	Airport City Ltd.	130,397	1,507
	Paz Oil Co. Ltd.	18,650	1,482
*	Shapir Engineering and Industry Ltd.	199,310	1,474
	Shufersal Ltd.	204,198	1,438
*	Harel Insurance Investments & Financial Services Ltd.	200,671	1,331
	Melisron Ltd.	29,981	1,145
	Amot Investments Ltd.	232,962	1,135
*	Phoenix Holdings Ltd.	214,039	972
	Gazit-Globe Ltd.	152,634	635
*	Israel Corp. Ltd.	6,309	538
*	Teva Pharmaceutical Industries Ltd. ADR	45,202	522
	Oil Refineries Ltd.	2,571,477	480

	Migdal Insurance & Financial Holdings Ltd.	528,473	325
	Fattal Holdings 1998 Ltd.	7,932	317
*	Delek Group Ltd.	9,191	203
			124,558
Italy (1.5%)
	Enel SPA	13,996,857	128,219
*	Intesa Sanpaolo SPA (Registered)	25,048,773	51,058
	Eni SPA	4,402,929	39,221
	Ferrari NV	218,966	39,154
*	UniCredit SPA	3,848,197	35,319
	Assicurazioni Generali SPA	2,278,919	34,220
	Snam SPA	3,924,960	20,894
*	Fiat Chrysler Automobiles NV	1,986,348	20,194
	Terna Rete Elettrica Nazionale SPA	2,508,134	18,718
*	FinecoBank Banca Fineco SPA	1,096,334	15,982
*	Atlantia SPA	885,789	14,191
*	Moncler SPA	344,399	13,315
*	CNH Industrial NV	1,777,039	12,075
*,1	Nexi SPA	635,458	11,416
	Mediobanca Banca di Credito Finanziario SPA	1,378,520	11,133
	Prysmian SPA	428,542	10,959
	Exor NV	188,159	10,567
*	Davide Campari-Milano NV	998,671	10,082
	Recordati SPA	173,676	9,328
	DiaSorin SPA	40,449	7,979
	Telecom Italia SPA (Registered)	19,443,882	7,886
1	Poste Italiane SPA	821,519	7,548
*	Amplifon SPA	214,931	7,358
*	Unione di Banche Italiane SPA	1,681,794	7,159
	Italgas SPA	881,112	5,658
	Hera SPA	1,392,783	5,354
1	Infrastrutture Wireless Italiane SPA	507,710	5,123
	Leonardo SPA	708,804	4,551
	Tenaris SA	761,524	4,488
	Telecom Italia SPA (Bearer)	10,672,181	4,290
*	Banco BPM SPA	2,656,772	4,015
	A2A SPA	2,792,076	4,012
	Banca Mediolanum SPA	463,489	3,453
	Buzzi Unicem SPA	130,298	2,964
*,1	Pirelli & C SPA	711,156	2,816
	UnipolSai Assicurazioni SPA	906,147	2,327
	Saipem SPA	1,049,610	2,248
*	Salvatore Ferragamo SPA	120,546	1,623
*,^	Mediaset SPA	570,151	1,016
	Buzzi Unicem SPA Saving Shares	63,601	819
			598,732
Japan (16.3%)
	Toyota Motor Corp.	4,430,491	263,011
	SoftBank Group Corp.	2,909,436	183,507
	Sony Corp.	2,195,490	170,579
	Keyence Corp.	324,116	136,676
	Daiichi Sankyo Co. Ltd.	1,144,261	101,252
	KDDI Corp.	3,055,564	97,159
	Takeda Pharmaceutical Co. Ltd.	2,539,579	92,102
	Nintendo Co. Ltd.	191,869	84,386
	Mitsubishi UFJ Financial Group Inc.	22,490,159	84,278

Daikin Industries Ltd.	476,871	83,904
Shin-Etsu Chemical Co. Ltd.	714,701	83,648
Honda Motor Co. Ltd.	3,081,029	75,115
Tokyo Electron Ltd.	265,220	73,391
Recruit Holdings Co. Ltd.	2,273,761	70,932
Nidec Corp.	833,610	66,220
Murata Manufacturing Co. Ltd.	1,024,295	65,791
Hoya Corp.	652,626	64,362
Sumitomo Mitsui Financial Group Inc.	2,337,130	62,276
Kao Corp.	845,179	61,313
FANUC Corp.	345,617	58,314
NTT DOCOMO Inc.	2,035,545	56,041
Mizuho Financial Group Inc.	45,678,358	55,684
SMC Corp.	103,238	54,257
ITOCHU Corp.	2,444,965	53,609
Chugai Pharmaceutical Co. Ltd.	1,170,092	52,829
Astellas Pharma Inc.	3,350,478	52,261
Nippon Telegraph & Telephone Corp.	2,232,370	51,817
Hitachi Ltd.	1,665,191	49,879
Tokio Marine Holdings Inc.	1,170,241	49,413
Fast Retailing Co. Ltd.	92,385	49,131
Mitsubishi Electric Corp.	3,561,100	46,487
Fujitsu Ltd.	340,007	45,525
Terumo Corp.	1,179,674	44,628
Mitsui & Co. Ltd.	2,975,933	44,490
Softbank Corp.	3,289,910	44,039
Mitsubishi Corp.	2,158,363	43,491
Seven & i Holdings Co. Ltd.	1,385,219	41,861
Oriental Land Co. Ltd.	336,276	40,569
Central Japan Railway Co.	326,449	39,601
M3 Inc.	758,256	38,938
Shiseido Co. Ltd.	698,655	38,926
Eisai Co. Ltd.	475,402	38,368
East Japan Railway Co.	650,816	37,516
Japan Tobacco Inc.	2,134,467	36,483
Olympus Corp.	1,901,076	34,194
Panasonic Corp.	3,822,670	33,110
Komatsu Ltd.	1,646,111	32,341
Unicharm Corp.	698,757	31,607
Otsuka Holdings Co. Ltd.	755,516	31,334
Kyocera Corp.	553,059	30,800
Bridgestone Corp.	1,037,942	30,573
Shimano Inc.	140,462	30,500
Denso Corp.	817,699	30,249
Secom Co. Ltd.	348,406	30,130
Aeon Co. Ltd.	1,261,886	29,835
Mitsubishi Estate Co. Ltd.	2,050,161	29,451
Shionogi & Co. Ltd.	493,243	29,344
Nitori Holdings Co. Ltd.	133,343	29,194
Canon Inc.	1,797,188	28,921
FUJIFILM Holdings Corp.	636,205	28,453
Kubota Corp.	1,982,187	28,226
Suzuki Motor Corp.	814,375	26,722
Kirin Holdings Co. Ltd.	1,378,106	26,554
Sysmex Corp.	340,890	26,213
Mitsui Fudosan Co. Ltd.	1,667,646	26,072
Daiwa House Industry Co. Ltd.	1,168,782	25,792

Nomura Holdings Inc.	5,435,223	25,579
NEC Corp.	447,886	25,093
Z Holdings Corp.	4,664,201	24,803
ORIX Corp.	2,256,353	24,403
Toshiba Corp.	795,221	24,319
Omron Corp.	333,425	24,017
TDK Corp.	215,054	23,943
Dai-ichi Life Holdings Inc.	1,947,611	22,975
Japan Exchange Group Inc.	961,385	22,829
Sumitomo Corp.	2,023,545	22,481
Asahi Group Holdings Ltd.	686,686	22,383
MS&AD Insurance Group Holdings Inc.	866,312	21,769
Ono Pharmaceutical Co. Ltd.	768,924	21,612
Obic Co. Ltd.	120,211	21,557
Subaru Corp.	1,100,438	20,784
Pan Pacific International Holdings Corp.	912,488	20,682
Sompo Holdings Inc.	608,267	20,045
Advantest Corp.	354,612	19,361
Bandai Namco Holdings Inc.	350,134	19,335
ENEOS Holdings Inc.	5,440,135	19,076
MEIJI Holdings Co. Ltd.	241,544	18,967
Nippon Paint Holdings Co. Ltd.	277,169	18,953
Nexon Co. Ltd.	731,926	18,805
Sekisui House Ltd.	1,029,061	18,795
Sumitomo Realty & Development Co. Ltd.	708,862	18,077
Sumitomo Mitsui Trust Holdings Inc.	658,954	16,918
Makita Corp.	439,324	16,883
Japan Post Holdings Co. Ltd.	2,393,354	16,346
Tokyo Gas Co. Ltd.	761,666	16,172
Asahi Kasei Corp.	2,232,829	16,061
Yamato Holdings Co. Ltd.	621,961	16,038
Ajinomoto Co. Inc.	879,980	15,892
Daifuku Co. Ltd.	173,549	15,815
Nitto Denko Corp.	272,854	15,465
Yaskawa Electric Corp.	464,494	15,443
Kikkoman Corp.	328,548	15,419
Sumitomo Electric Industries Ltd.	1,342,596	15,000
Chubu Electric Power Co. Inc.	1,259,397	14,976
Toyota Industries Corp.	286,960	14,578
West Japan Railway Co.	327,171	14,129
SG Holdings Co. Ltd.	378,900	13,905
Osaka Gas Co. Ltd.	708,954	13,145
Rakuten Inc.	1,419,739	13,046
Marubeni Corp.	2,821,603	12,990
Yamaha Corp.	280,235	12,921
Sumitomo Metal Mining Co. Ltd.	427,685	12,856
NTT Data Corp.	1,128,790	12,833
Nissan Chemical Corp.	241,555	12,793
Resona Holdings Inc.	3,873,575	12,699
Kintetsu Group Holdings Co. Ltd.	323,194	12,592
Yakult Honsha Co. Ltd.	219,808	12,563
Kansai Electric Power Co. Inc.	1,308,353	12,445
Taisei Corp.	361,057	12,402
Nomura Research Institute Ltd.	469,200	12,384
Mitsubishi Chemical Holdings Corp.	2,298,512	12,350
Shimadzu Corp.	482,302	12,308
Trend Micro Inc.	209,119	12,265

Nippon Steel Corp.	1,477,357	12,113
MINEBEA MITSUMI Inc.	737,127	12,088
Lasertec Corp.	135,900	11,999
Daiwa Securities Group Inc.	2,695,967	11,971
Disco Corp.	49,368	11,964
Mitsubishi Heavy Industries Ltd.	512,427	11,921
Nissan Motor Co. Ltd.	3,466,339	11,857
MISUMI Group Inc.	500,267	11,837
Toray Industries Inc.	2,734,152	11,835
Lion Corp.	452,389	11,759
Odakyu Electric Railway Co. Ltd.	550,732	11,525
Hankyu Hanshin Holdings Inc.	394,088	11,287
Nihon M&A Center Inc.	231,572	11,276
Nissin Foods Holdings Co. Ltd.	123,395	11,146
Kyowa Kirin Co. Ltd.	447,652	11,056
Santen Pharmaceutical Co. Ltd.	643,202	10,852
Obayashi Corp.	1,206,615	10,773
Dai Nippon Printing Co. Ltd.	491,551	10,679
Keio Corp.	206,120	10,292
Tobu Railway Co. Ltd.	366,132	10,253
Toyota Tsusho Corp.	398,814	10,115
Hamamatsu Photonics KK	228,097	9,914
Tokyu Corp.	889,922	9,904
Toyo Suisan Kaisha Ltd.	161,311	9,807
Kobayashi Pharmaceutical Co. Ltd.	110,100	9,785
TOTO Ltd.	259,326	9,782
CyberAgent Inc.	172,040	9,732
Otsuka Corp.	183,070	9,545
Inpex Corp.	1,655,178	9,448
AGC Inc.	334,872	9,414
Asahi Intecc Co. Ltd.	337,284	9,411
Rohm Co. Ltd.	145,054	9,314
FamilyMart Co. Ltd.	414,732	9,310
TIS Inc.	423,818	9,076
Daito Trust Construction Co. Ltd.	115,577	9,064
Tsuruha Holdings Inc.	65,363	9,064
Kajima Corp.	813,924	8,941
MonotaRO Co. Ltd.	209,364	8,904
Aisin Seiki Co. Ltd.	308,278	8,903
Idemitsu Kosan Co. Ltd.	427,246	8,900
Nagoya Railroad Co. Ltd.	348,501	8,819
Hikari Tsushin Inc.	40,023	8,677
SBI Holdings Inc.	409,791	8,629
Dentsu Group Inc.	386,595	8,625
Suntory Beverage & Food Ltd.	225,568	8,514
Sekisui Chemical Co. Ltd.	625,489	8,514
Welcia Holdings Co. Ltd.	89,714	8,213
T&D Holdings Inc.	986,838	8,123
Tohoku Electric Power Co. Inc.	849,231	8,025
Azbil Corp.	239,748	7,992
Koito Manufacturing Co. Ltd.	203,928	7,985
Ricoh Co. Ltd.	1,220,179	7,858
NH Foods Ltd.	178,067	7,826
Sumitomo Chemical Co. Ltd.	2,693,605	7,773
Toppan Printing Co. Ltd.	511,406	7,667
Takeda Pharmaceutical Co. Ltd. ADR	414,600	7,546
Isuzu Motors Ltd.	925,031	7,545

* Tokyo Electric Power Co. Holdings Inc.	2,824,849	7,535
Pigeon Corp.	193,598	7,527
GMO Payment Gateway Inc.	71,593	7,505
Square Enix Holdings Co. Ltd.	138,653	7,450
Yamaha Motor Co. Ltd.	506,086	7,380
Hoshizaki Corp.	94,513	7,205
Keihan Holdings Co. Ltd.	175,713	7,163
Shimizu Corp.	993,596	7,123
Nippon Shinyaku Co. Ltd.	91,534	7,081
Nisshin Seifun Group Inc.	459,624	7,040
* Renesas Electronics Corp.	1,278,900	7,035
Taiyo Yuden Co. Ltd.	221,663	7,027
JSR Corp.	321,861	7,018
Itochu Techno -Solutions Corp.	172,784	7,018
Toho Gas Co. Ltd.	160,312	6,996
Kyushu Electric Power Co. Inc.	832,796	6,994
Oracle Corp. Japan	58,008	6,988
Tosoh Corp.	511,666	6,868
Miura Co. Ltd.	178,018	6,769
Chugoku Electric Power Co. Inc.	550,879	6,722
Brother Industries Ltd.	431,747	6,720
Oji Holdings Corp.	1,598,903	6,710
Yokogawa Electric Corp.	435,848	6,695
Kansai Paint Co. Ltd.	347,426	6,658
Alfresa Holdings Corp.	313,166	6,413
Hirose Electric Co. Ltd.	60,931	6,391
Nabtesco Corp.	209,291	6,367
Capcom Co. Ltd.	161,946	6,365
LIXIL Group Corp.	474,958	6,340
SUMCO Corp.	405,866	6,297
* PeptiDream Inc.	155,160	6,251
Tokyo Century Corp.	110,683	6,225
Fuji Electric Co. Ltd.	228,114	6,218
Casio Computer Co. Ltd.	384,802	6,150
Keisei Electric Railway Co. Ltd.	251,382	6,146
Stanley Electric Co. Ltd.	256,376	6,141
Kuraray Co. Ltd.	621,110	6,082
JFE Holdings Inc.	923,293	6,060
Ito En Ltd.	102,220	6,051
Toho Co. Ltd.	203,086	6,037
^ Anritsu Corp.	248,500	5,992
Nippon Express Co. Ltd.	125,868	5,984
Mitsui Chemicals Inc.	312,613	5,950
Yamada Denki Co. Ltd.	1,370,863	5,948
Concordia Financial Group Ltd.	1,994,675	5,915
COMSYS Holdings Corp.	200,772	5,907
Mazda Motor Corp.	1,019,742	5,883
NGK Insulators Ltd.	470,977	5,853
NET One Systems Co. Ltd.	149,900	5,840
Keikyu Corp.	446,674	5,832
Shizuoka Bank Ltd.	897,284	5,827
Haseko Corp.	492,592	5,820
Cosmos Pharmaceutical Corp.	31,200	5,733
Kyushu Railway Co.	286,508	5,660
Sohgo Security Services Co. Ltd.	119,789	5,651
USS Co. Ltd.	380,896	5,647
Hulic Co. Ltd.	655,347	5,633

Hisamitsu Pharmaceutical Co. Inc.	127,088	5,585
Kakaku.com Inc.	231,137	5,581
^ Japan Post Bank Co. Ltd.	738,225	5,507
Hitachi Construction Machinery Co. Ltd.	189,032	5,478
Nichirei Corp.	190,826	5,449
Rinnai Corp.	66,222	5,428
NSK Ltd.	801,276	5,394
Marui Group Co. Ltd.	370,658	5,390
Showa Denko KK	259,175	5,373
Rohto Pharmaceutical Co. Ltd.	172,792	5,333
Kurita Water Industries Ltd.	198,135	5,329
Ibiden Co. Ltd.	195,372	5,292
Kose Corp.	51,795	5,246
Seiko Epson Corp.	489,173	5,190
Mitsubishi Gas Chemical Co. Inc.	324,209	5,150
Ryohin Keikaku Co. Ltd.	423,440	5,104
Konami Holdings Corp.	166,831	5,098
Chiba Bank Ltd.	1,103,653	5,057
* LINE Corp.	95,369	5,047
Teijin Ltd.	333,710	4,819
Bank of Kyoto Ltd.	131,186	4,813
THK Co. Ltd.	203,324	4,790
Skylark Holdings Co. Ltd.	343,003	4,757
ZOZO Inc.	174,237	4,713
Suzuken Co. Ltd.	132,457	4,712
NGK Spark Plug Co. Ltd.	350,337	4,712
MediPal Holdings Corp.	256,207	4,692
Justsystems Corp.	60,200	4,673
Mitsubishi Materials Corp.	228,104	4,663
Hakuhodo DY Holdings Inc.	424,443	4,659
Taiheiyo Cement Corp.	213,406	4,632
Hitachi Metals Ltd.	353,519	4,615
Sojitz Corp.	2,190,860	4,596
Matsumotokiyoshi Holdings Co. Ltd.	137,548	4,595
NOF Corp.	121,500	4,549
Sugi Holdings Co. Ltd.	62,916	4,546
Nihon Kohden Corp.	131,950	4,526
Alps Alpine Co. Ltd.	352,692	4,446
Taisho Pharmaceutical Holdings Co. Ltd.	77,354	4,395
Japan Post Insurance Co. Ltd.	327,285	4,351
Lawson Inc.	87,035	4,334
Kyowa Exeo Corp.	182,500	4,312
Kagome Co. Ltd.	141,328	4,312
Fukuoka Financial Group Inc.	292,998	4,261
Calbee Inc.	133,652	4,247
Ezaki Glico Co. Ltd.	90,823	4,208
Electric Power Development Co. Ltd.	306,134	4,176
Tokyu Fudosan Holdings Corp.	1,086,437	4,152
Air Water Inc.	319,418	4,141
* ANA Holdings Inc.	198,794	4,116
Nikon Corp.	585,401	4,093
Mebuki Financial Group Inc.	1,822,500	4,054
Ebara Corp.	170,126	4,041
Koei Tecmo Holdings Co. Ltd.	104,760	4,033
House Foods Group Inc.	131,607	4,022
Sega Sammy Holdings Inc.	356,763	4,022
Taiyo Nippon Sanso Corp.	254,874	4,020

Sundrug Co. Ltd.	116,696	3,971
Sumitomo Heavy Industries Ltd.	203,190	3,959
K's Holdings Corp.	304,322	3,907
Sushiro Global Holdings Ltd.	183,500	3,892
Iida Group Holdings Co. Ltd.	251,407	3,891
Nankai Electric Railway Co. Ltd.	197,240	3,881
JGC Holdings Corp.	383,393	3,879
Amada Co. Ltd.	573,957	3,857
Shinsei Bank Ltd.	340,862	3,851
SCSK Corp.	74,991	3,817
Persol Holdings Co. Ltd.	300,880	3,804
Yamazaki Baking Co. Ltd.	226,444	3,800
Sumitomo Dainippon Pharma Co. Ltd.	302,289	3,775
Denka Co. Ltd.	156,759	3,770
Goldwin Inc.	63,000	3,767
Tokyo Tatemono Co. Ltd.	351,616	3,758
Coca-Cola Bottlers Japan Holdings Inc.	250,962	3,744
Nippon Yusen KK	285,212	3,711
SHO-BOND Holdings Co. Ltd.	83,100	3,584
Fancl Corp.	123,700	3,568
Kinden Corp.	229,698	3,561
Kawasaki Heavy Industries Ltd.	258,700	3,528
Nihon Unisys Ltd.	116,300	3,519
Horiba Ltd.	67,837	3,498
DIC Corp.	144,677	3,483
SCREEN Holdings Co. Ltd.	69,071	3,472
Kewpie Corp.	194,169	3,456
Nishi-Nippon Railroad Co. Ltd.	137,113	3,442
Asics Corp.	306,835	3,423
Mitsubishi UFJ Lease & Finance Co. Ltd.	799,891	3,395
Nifco Inc.	150,758	3,387
Morinaga Milk Industry Co. Ltd.	72,400	3,380
Sotetsu Holdings Inc.	140,492	3,351
Seino Holdings Co. Ltd.	272,202	3,350
Nomura Real Estate Holdings Inc.	201,012	3,323
Seibu Holdings Inc.	371,731	3,322
Aozora Bank Ltd.	207,522	3,320
Relo Group Inc.	190,080	3,304
FP Corp.	40,723	3,296
Benesse Holdings Inc.	126,341	3,295
Kamigumi Co. Ltd.	179,784	3,281
Sawai Pharmaceutical Co. Ltd.	68,628	3,260
Mitsui OSK Lines Ltd.	197,622	3,253
TechnoPro Holdings Inc.	63,400	3,240
Daicel Corp.	481,385	3,219
Japan Airlines Co. Ltd.	198,538	3,214
Mitsubishi Logistics Corp.	118,693	3,206
Ain Holdings Inc.	50,198	3,194
GMO internet Inc.	108,600	3,146
Tokai Carbon Co. Ltd.	358,400	3,127
^ Zensho Holdings Co. Ltd.	171,988	3,114
Zenkoku Hosho Co. Ltd.	88,954	3,109
Sankyu Inc.	90,100	3,107
PALTAC Corp.	56,900	3,082
Yaoko Co. Ltd.	38,700	3,076
Aica Kogyo Co. Ltd.	93,600	3,007
Open House Co. Ltd.	106,500	3,006

Sanwa Holdings Corp.	350,607	3,005
Hachijuni Bank Ltd.	807,658	3,000
Seven Bank Ltd.	1,212,539	2,974
Ship Healthcare Holdings Inc.	68,800	2,962
Iyo Bank Ltd.	499,241	2,954
Ube Industries Ltd.	180,798	2,953
Tsumura & Co.	118,191	2,945
Toyo Seikan Group Holdings Ltd.	266,165	2,915
Nippon Kayaku Co. Ltd.	296,677	2,910
Isetan Mitsukoshi Holdings Ltd.	629,357	2,872
Nippon Shokubai Co. Ltd.	57,726	2,869
Japan Airport Terminal Co. Ltd.	83,437	2,865
Tokuyama Corp.	121,800	2,853
Mani Inc.	111,000	2,835
IHI Corp.	226,687	2,826
Kyushu Financial Group Inc.	686,730	2,807
Rengo Co. Ltd.	371,988	2,798
Mabuchi Motor Co. Ltd.	92,608	2,780
Kaken Pharmaceutical Co. Ltd.	60,865	2,766
Hino Motors Ltd.	477,785	2,755
^ Sharp Corp.	276,767	2,732
Shimamura Co. Ltd.	39,175	2,724
Izumi Co. Ltd.	70,382	2,714
Penta-Ocean Construction Co. Ltd.	514,600	2,705
Toda Corp.	421,408	2,703
JTEKT Corp.	405,602	2,699
Sumitomo Rubber Industries Ltd.	324,085	2,696
Sumitomo Forestry Co. Ltd.	240,857	2,693
Takara Holdings Inc.	310,162	2,673
Chugoku Bank Ltd.	309,863	2,669
Furukawa Electric Co. Ltd.	110,926	2,654
Maruichi Steel Tube Ltd.	112,008	2,652
Bic Camera Inc.	262,552	2,646
Kusuri no Aoki Holdings Co. Ltd.	28,412	2,645
Park24 Co. Ltd.	195,856	2,609
Credit Saison Co. Ltd.	278,253	2,605
Toyoda Gosei Co. Ltd.	132,257	2,593
Morinaga & Co. Ltd.	71,100	2,578
J Front Retailing Co. Ltd.	439,337	2,541
Yamaguchi Financial Group Inc.	426,600	2,519
Aeon Mall Co. Ltd.	211,043	2,514
JCR Pharmaceuticals Co. Ltd.	25,500	2,508
ABC-Mart Inc.	46,686	2,460
Hiroshima Bank Ltd.	534,221	2,455
Zeon Corp.	254,660	2,449
Kobe Bussan Co. Ltd.	39,300	2,439
Fujitsu General Ltd.	99,430	2,437
Ulvac Inc.	81,800	2,427
Acom Co. Ltd.	685,972	2,423
Dowa Holdings Co. Ltd.	81,651	2,396
Kaneka Corp.	101,335	2,395
GLP J-Reit	1,435	2,393
Yokohama Rubber Co. Ltd.	186,536	2,386
Ushio Inc.	202,880	2,386
Nippo Corp.	89,859	2,383
Toyo Tire Corp.	178,987	2,382
Gunma Bank Ltd.	742,551	2,340

TS Tech Co. Ltd.	92,038	2,335
Nippon Electric Glass Co. Ltd.	142,485	2,331
Hitachi Transport System Ltd.	78,298	2,306
Amano Corp.	120,100	2,277
Mitsubishi Motors Corp.	1,151,433	2,269
Benefit One Inc.	103,400	2,268
SMS Co. Ltd.	90,600	2,248
Nagase & Co. Ltd.	192,069	2,214
Nipro Corp.	206,202	2,208
NOK Corp.	202,633	2,207
Konica Minolta Inc.	830,425	2,200
Pola Orbis Holdings Inc.	131,212	2,182
Toyobo Co. Ltd.	156,224	2,171
Takara Bio Inc.	80,900	2,160
Nippon Paper Industries Co. Ltd.	170,744	2,150
Lintec Corp.	91,899	2,144
H.U. Group Holdings Inc.	94,616	2,129
GS Yuasa Corp.	136,882	2,129
Sumitomo Osaka Cement Co. Ltd.	63,020	2,120
Mitsui Mining & Smelting Co. Ltd.	99,500	2,113
Fuji Oil Holdings Inc.	77,400	2,073
Sankyo Co. Ltd.	82,282	2,058
Shochiku Co. Ltd.	18,034	2,035
OKUMA Corp.	52,572	2,031
Glory Ltd.	92,318	2,012
DMG Mori Co. Ltd.	185,834	1,996
Fukuyama Transporting Co. Ltd.	56,816	1,971
Shiga Bank Ltd.	89,890	1,963
Ariake Japan Co. Ltd.	31,385	1,950
Kyudenko Corp.	68,661	1,946
Hokuhoku Financial Group Inc.	230,030	1,935
Daiichikosho Co. Ltd.	71,696	1,932
DeNA Co. Ltd.	170,107	1,919
Fuyo General Lease Co. Ltd.	33,600	1,902
Hokuriku Electric Power Co.	297,140	1,902
OSG Corp.	136,926	1,866
Hitachi Capital Corp.	77,499	1,864
Sapporo Holdings Ltd.	107,931	1,859
Shikoku Electric Power Co. Inc.	269,853	1,816
Daido Steel Co. Ltd.	63,148	1,781
* Kobe Steel Ltd.	545,218	1,767
Cosmo Energy Holdings Co. Ltd.	120,743	1,749
77 Bank Ltd.	128,905	1,733
Takashimaya Co. Ltd.	258,112	1,718
Pilot Corp.	61,370	1,705
Wacoal Holdings Corp.	100,424	1,696
Megmilk Snow Brand Co. Ltd.	74,269	1,683
Toshiba TEC Corp.	43,700	1,680
Nishi-Nippon Financial Holdings Inc.	260,176	1,624
Tadano Ltd.	201,224	1,613
Kokuyo Co. Ltd.	152,900	1,610
Mochida Pharmaceutical Co. Ltd.	43,344	1,602
NHK Spring Co. Ltd.	282,948	1,592
Heiwa Corp.	94,715	1,587
Canon Marketing Japan Inc.	83,756	1,580
Maeda Corp.	231,300	1,579
AEON Financial Service Co. Ltd.	208,273	1,573

Japan Steel Works Ltd.	109,950	1,567
OBIC Business Consultants Co. Ltd.	25,884	1,523
Matsui Securities Co. Ltd.	184,560	1,511
Kandenko Co. Ltd.	189,728	1,487
NS Solutions Corp.	56,421	1,486
Sanrio Co. Ltd.	101,450	1,479
Nisshinbo Holdings Inc.	244,666	1,463
Daishi Hokuetsu Financial Group Inc.	79,119	1,455
Itoham Yonekyu Holdings Inc.	235,990	1,424
Sumitomo Bakelite Co. Ltd.	57,500	1,395
NTN Corp.	788,741	1,379
Citizen Watch Co. Ltd.	486,726	1,327
Resorttrust Inc.	117,326	1,310
Fuji Seal International Inc.	73,500	1,306
Toyota Boshoku Corp.	111,125	1,300
Yamato Kogyo Co. Ltd.	62,999	1,285
Fujikura Ltd.	473,796	1,284
* Kawasaki Kisen Kaisha Ltd.	140,382	1,282
Kyoritsu Maintenance Co. Ltd.	45,100	1,250
Autobacs Seven Co. Ltd.	106,395	1,240
Kansai Mirai Financial Group Inc.	319,600	1,210
Maruha Nichiro Corp.	62,900	1,209
Topcon Corp.	183,646	1,202
ASKUL Corp.	38,769	1,175
GungHo Online Entertainment Inc.	62,535	1,150
Tokai Rika Co. Ltd.	90,679	1,134
Noevir Holdings Co. Ltd.	27,400	1,134
Kissei Pharmaceutical Co. Ltd.	53,628	1,121
Maeda Road Construction Co. Ltd.	61,197	1,113
Orient Corp.	1,121,387	1,081
Kotobuki Spirits Co. Ltd.	32,700	978
Japan Aviation Electronics Industry Ltd.	76,747	971
Japan Petroleum Exploration Co. Ltd.	55,958	909
Tokyo Broadcasting System Holdings Inc.	59,379	897
H2O Retailing Corp.	152,402	878
Nissan Shatai Co. Ltd.	108,147	804
SKY Perfect JSAT Holdings Inc.	213,272	785
Ichigo Inc.	332,416	779
Fuji Media Holdings Inc.	78,500	692
^ HIS Co. Ltd.	57,888	682
Mitsubishi Shokuhin Co. Ltd.	24,208	601
Nippon Prologis REIT Inc.	163	563
TV Asahi Holdings Corp.	40,841	559
Kenedix Office Investment Corp.	97	528
Daiwa House REIT Investment Corp.	168	437
Nippon Television Holdings Inc.	40,000	433
^ Industrial & Infrastructure Fund Investment Corp.	217	408
Nippon Building Fund Inc.	24	134
Japan Real Estate Investment Corp.	21	107
LaSalle Logiport REIT	49	89
Japan Retail Fund Investment Corp.	59	71
Nomura Real Estate Master Fund Inc.	52	64
United Urban Investment Corp.	63	61
Sekisui House Reit Inc.	93	61
Mori Hills REIT Investment Corp.	45	58
Orix JREIT Inc.	43	55
Japan Prime Realty Investment Corp.	16	42

Advance Residence Investment Corp.	12	39
Nippon Accommodations Fund Inc.	6	39
Japan Logistics Fund Inc.	12	36
AEON REIT Investment Corp.	32	32
Activia Properties Inc.	9	30
Daiwa Office Investment Corp.	5	26
Comforia Residential REIT Inc.	6	19
		6,430,772
Kuwait (0.2%)
National Bank of Kuwait SAKP	11,579,654	30,310
Kuwait Finance House KSCP	7,140,888	13,720
Mobile Telecommunications Co. KSC	3,762,033	6,792
Ahli United Bank BSC	9,093,600	5,599
Agility Public Warehousing Co. KSC	1,879,349	3,977
Boubyan Bank KSCP	1,592,387	2,814
Gulf Bank KSCP	3,158,159	1,974
Mabanee Co. SAK	978,966	1,941
* Humansoft Holding Co. KSC	177,747	1,585
Boubyan Petrochemicals Co. KSCP	695,924	1,227
Burgan Bank SAK	1,322,386	781
		70,720
Luxembourg (0.0%)
Tenaris SA ADR	44,274	518

Malaysia (0.6%)
Public Bank Bhd. (Local)	5,566,919	22,344
Malayan Banking Bhd.	10,759,600	19,479
Tenaga Nasional Bhd.	7,027,400	18,965
Top Glove Corp. Bhd.	3,044,300	18,647
Hartalega Holdings Bhd.	2,633,200	12,653
CIMB Group Holdings Bhd.	12,557,773	10,657
Sime Darby Plantation Bhd.	6,439,005	7,933
Petronas Chemicals Group Bhd.	5,111,768	7,480
Dialog Group Bhd.	8,229,700	7,364
IHH Healthcare Bhd.	5,317,200	6,792
DiGi.Com Bhd.	6,611,766	6,629
Axiata Group Bhd.	8,143,824	6,156
Maxis Bhd.	4,911,700	6,139
IOI Corp. Bhd.	5,625,365	6,096
PPB Group Bhd.	1,200,260	5,587
MISC Bhd.	2,567,123	4,779
Kuala Lumpur Kepong Bhd.	836,600	4,603
Petronas Gas Bhd.	1,030,950	4,100
Press Metal Aluminium Holdings Bhd.	3,478,000	3,977
Hong Leong Bank Bhd.	1,119,100	3,973
Genting Bhd.	4,109,100	3,728
Nestle Malaysia Bhd.	109,700	3,670
Gamuda Bhd.	3,980,000	3,352
Sime Darby Bhd.	6,314,005	3,246
RHB Bank Bhd.	2,740,000	3,245
Petronas Dagangan Bhd.	636,700	3,231
QL Resources Bhd.	1,286,600	2,959
Genting Malaysia Bhd.	5,240,900	2,826
HAP Seng Consolidated Bhd.	1,159,000	2,450
AMMB Holdings Bhd.	3,470,400	2,377
IJM Corp. Bhd.	5,677,640	2,149

	Malaysia Airports Holdings Bhd.	1,582,000	1,976
	Telekom Malaysia Bhd.	2,082,957	1,966
	Westports Holdings Bhd.	1,912,696	1,771
	YTL Corp. Bhd.	8,587,766	1,582
	Fraser & Neave Holdings Bhd.	184,700	1,416
	Hong Leong Financial Group Bhd.	411,035	1,312
	FGV Holdings Bhd.	3,272,500	930
	Sime Darby Property Bhd.	6,255,305	922
	Alliance Bank Malaysia Bhd.	1,784,000	902
	IOI Properties Group Bhd.	3,387,500	740
	British American Tobacco Malaysia Bhd.	248,700	630
1	Astro Malaysia Holdings Bhd.	2,650,368	499
*	AirAsia Group Bhd.	2,772,300	421
*	UEM Sunrise Bhd.	2,761,900	278
			232,931
Malta (0.0%)
*,§	BGP Holdings plc Rts	3,738,510	—

Mexico (0.5%)
	America Movil SAB de CV	53,720,064	33,770
	Wal-Mart de Mexico SAB de CV	9,288,061	21,798
	Fomento Economico Mexicano SAB de CV	3,292,672	20,204
*	Grupo Financiero Banorte SAB de CV	5,211,266	18,710
	Grupo Mexico SAB de CV Class B	5,708,227	14,417
	Grupo Bimbo SAB de CV Class A	4,048,002	7,292
	Grupo Elektra SAB DE CV	114,807	6,148
	Grupo Aeroportuario del Pacifico SAB de CV Class B	758,763	5,037
	Gruma SAB de CV Class B	388,280	4,556
*	Grupo Televisa SAB	3,851,406	4,309
	Fibra Uno Administracion SA de CV	5,276,898	4,256
	Cemex SAB de CV ADR	1,311,335	4,013
	Arca Continental SAB de CV	801,990	3,955
	Cemex SAB de CV	12,875,682	3,946
	Coca-Cola Femsa SAB de CV	937,626	3,873
	Industrias Penoles SAB de CV	225,161	3,360
*	Grupo Aeroportuario del Sureste SAB de CV Class B	297,092	2,953
	Alfa SAB de CV Class A	5,398,435	2,921
	Orbia Advance Corp. SAB de CV	1,833,298	2,903
*	Promotora y Operadora de Infraestructura SAB de CV	393,152	2,886
*	Grupo Financiero Inbursa SAB de CV	3,956,029	2,842
	Infraestructura Energetica Nova SAB de CV	930,460	2,767
1	GMexico Transportes SAB de CV	2,238,300	2,614
*	Grupo Aeroportuario del Centro Norte SAB de CV	608,376	2,507
	Kimberly-Clark de Mexico SAB de CV Class A	1,466,151	2,399
	Becle SAB de CV	998,800	2,001
*	Telesites SAB de CV	2,302,050	1,721
	Grupo Carso SAB de CV	831,385	1,642
	Megacable Holdings SAB de CV	547,529	1,626
*	Regional SAB de CV	430,120	1,113
*,1	Banco del Bajio SA	1,294,600	997
*	Alsea SAB de CV	954,410	929
	El Puerto de Liverpool SAB de CV	359,508	881
	Industrias Bachoco SAB de CV Class B	292,588	870
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
	Santand	1,044,300	670
	Grupo Lala SAB de CV	1,112,848	603
	Alpek SAB de CV	676,867	533

	Concentradora Fibra Danhos SA de CV	429,873	413
*	Promotora y Operadora de Infraestructura SAB de CV Class L	4,991	24
			198,459
Netherlands (2.8%)
	ASML Holding NV	717,785	255,200
	Unilever NV	2,614,143	154,471
	Koninklijke Philips NV	1,636,588	84,564
*,1	Adyen NV	48,147	80,791
*	Prosus NV	777,943	75,715
	Koninklijke Ahold Delhaize NV	1,959,402	56,433
	ING Groep NV	7,029,503	49,016
	Koninklijke DSM NV	310,318	47,499
	Heineken NV	428,111	41,465
	Wolters Kluwer NV	479,519	37,846
	Akzo Nobel NV	344,063	32,419
	NN Group NV	588,770	21,550
	Heineken Holding NV	189,343	16,350
*	Galapagos NV	85,447	15,869
	Koninklijke KPN NV	5,938,455	15,645
	ASM International NV	85,651	13,102
*	ArcelorMittal SA	1,169,196	12,945
^	Unibail-Rodamco-Westfield	243,481	12,772
	Randstad NV	197,631	9,520
	Aegon NV	3,176,140	9,307
	ASR Nederland NV	249,518	8,061
*,1	Signify NV	225,842	6,776
	Koninklijke Vopak NV	120,379	6,581
1	ABN AMRO Bank NV	744,940	6,187
	Aalberts NV	172,976	6,178
*,1	Just Eat Takeaway.com NV	53,246	5,746
*	JDE Peet's BV	112,502	5,003
*	Altice Europe NV Class B	941,765	4,473
*	Boskalis Westminster	143,687	2,714
*,1	GrandVision NV	89,081	2,555
*	Oci NV	172,187	2,052
*	Altice Europe NV	109,871	521
			1,099,326
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,020,614	24,448
*	a2 Milk Co. Ltd.	1,319,666	18,389
	Spark New Zealand Ltd.	3,267,468	10,708
	Auckland International Airport Ltd.	2,117,432	9,026
	Meridian Energy Ltd.	2,203,944	7,156
	Ryman Healthcare Ltd.	727,888	6,461
	Contact Energy Ltd.	1,293,275	5,031
	Mercury NZ Ltd.	1,206,417	3,751
	Fletcher Building Ltd.	1,492,457	3,355
	Kiwi Property Group Ltd.	2,787,026	1,987
	SKYCITY Entertainment Group Ltd.	1,170,755	1,938
	Air New Zealand Ltd.	904,271	805
			93,055
Norway (0.4%)
*	Dnb ASA	1,879,000	28,860
	Equinor ASA	1,782,270	26,722
	Telenor ASA	1,163,245	17,982
	Mowi ASA	770,102	13,986

	Orkla ASA	1,371,415	13,489
	Yara International ASA	307,751	12,982
*	Norsk Hydro ASA	2,433,483	6,874
*	Adevinta ASA Class B	406,946	6,514
*	Gjensidige Forsikring ASA	299,486	6,157
*	Schibsted ASA Class B	168,319	5,506
*	Schibsted ASA Class A	144,650	5,248
*	Salmar ASA	94,802	4,509
^	Aker BP ASA	194,406	3,702
*	Subsea 7 SA	422,606	3,237
	Leroy Seafood Group ASA	464,778	2,695
	Aker ASA	42,584	1,814
			160,277
Pakistan (0.0%)
	Habib Bank Ltd.	1,200,712	884
	Fauji Fertilizer Co. Ltd.	1,156,357	769
	Oil & Gas Development Co. Ltd.	1,091,603	750
	Pakistan Petroleum Ltd.	1,225,773	729
			3,132
Peru (0.0%)
	Cia de Minas Buenaventura SAA ADR	383,112	4,544

Philippines (0.2%)
	SM Investments Corp.	868,699	15,861
	SM Prime Holdings Inc.	16,276,837	9,981
	Ayala Land Inc.	14,246,957	9,662
	Ayala Corp.	583,678	8,673
	JG Summit Holdings Inc.	5,161,759	6,574
	BDO Unibank Inc.	3,540,180	6,331
	Bank of the Philippine Islands	3,182,692	4,420
	PLDT Inc.	161,177	4,365
	Universal Robina Corp.	1,588,379	3,967
	International Container Terminal Services Inc.	1,941,934	3,812
	Manila Electric Co.	476,601	2,573
	Metropolitan Bank & Trust Co.	3,244,378	2,266
	Globe Telecom Inc.	51,729	2,171
	Jollibee Foods Corp.	718,395	1,976
	Metro Pacific Investments Corp.	25,659,500	1,636
	GT Capital Holdings Inc.	176,327	1,582
	San Miguel Food and Beverage Inc.	1,183,080	1,563
	Aboitiz Power Corp.	2,797,332	1,463
	San Miguel Corp.	688,540	1,390
*	Megaworld Corp.	19,883,706	1,217
*	Alliance Global Group Inc.	6,981,299	811
	Bloomberry Resorts Corp.	5,774,450	745
	LT Group Inc.	4,846,041	742
	Semirara Mining & Power Corp.	2,492,184	506
	DMCI Holdings Inc.	6,888,996	500
			94,787
Poland (0.2%)
*	CD Projekt SA	112,486	12,070
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,519,133	8,798
*	KGHM Polska Miedz SA	247,334	8,327
	Polski Koncern Naftowy ORLEN SA	560,020	7,974
	Powszechny Zaklad Ubezpieczen SA	1,011,839	7,294
*,1	Dino Polska SA	85,940	4,758

Polskie Gornictwo Naftowe i Gazownictwo SA	3,141,488	4,284
* Bank Polska Kasa Opieki SA	277,067	3,739
* Cyfrowy Polsat SA	484,357	3,599
* Lpp SA	1,539	2,833
Grupa Lotos SA	181,273	2,342
* PGE Polska Grupa Energetyczna SA	1,321,753	2,325
* Santander Bank Polska SA	54,273	2,177
* mBank SA	23,460	1,167
		71,687
Portugal (0.1%)
EDP - Energias de Portugal SA	4,659,639	23,420
Galp Energia SGPS SA	934,890	9,789
Jeronimo Martins SGPS SA	441,106	7,396
EDP Renovaveis SA	268,380	4,386
* EDP - Energias de Portugal SA Rights Exp. 08/06/2020	4,640,423	471
* Banco Espirito Santo SA	3,873,216	8
		45,470
Qatar (0.3%)
Qatar National Bank QPSC	8,013,942	39,907
Qatar Islamic Bank SAQ	2,108,271	9,339
Industries Qatar QSC	3,596,973	7,718
Masraf Al Rayan QSC	6,715,167	7,293
Mesaieed Petrochemical Holding Co.	7,862,717	4,480
Qatar Electricity & Water Co. QSC	911,983	4,254
Commercial Bank PSQC	3,591,268	4,062
Qatar Fuel QSC	892,572	3,975
Qatar Gas Transport Co. Ltd.	4,965,706	3,832
Qatar International Islamic Bank QSC	1,337,430	3,016
Barwa Real Estate Co.	3,363,836	2,917
Ooredoo QPSC	1,521,618	2,818
* Doha Bank QPSC	2,704,363	1,769
Qatar Insurance Co. SAQ	2,789,086	1,525
Qatar Aluminum Manufacturing Co.	4,972,020	1,148
Vodafone Qatar QSC	2,870,458	1,007
* Ezdan Holding Group QSC	2,640,510	997
United Development Co. QSC	3,001,729	950
		101,007
Russia (0.8%)
* Sberbank of Russia PJSC	13,607,896	40,746
Lukoil PJSC ADR	589,570	39,994
Gazprom PJSC ADR	7,040,962	34,037
Novatek PJSC	1,932,733	28,541
MMC Norilsk Nickel PJSC ADR	742,378	19,392
Tatneft PJSC ADR	406,928	18,112
* Sberbank of Russia PJSC ADR	1,206,430	14,381
Gazprom PJSC	4,614,837	11,350
Lukoil PJSC	135,818	9,326
Polyus PJSC GDR	78,591	8,986
Rosneft Oil Co. PJSC GDR	1,813,881	8,604
Surgutneftegas OAO Preference Shares	13,143,400	6,633
Magnit PJSC (XLON)	421,175	6,240
Surgutneftegas PJSC ADR	1,135,582	5,622
* AK Transneft OAO Preference Shares	2,900	5,274
Inter RAO UES PJSC	64,378,300	5,024
Mobile TeleSystems PJSC	1,066,012	4,696
Moscow Exchange MICEX-RTS PJSC	2,595,264	4,667

MMC Norilsk Nickel PJSC	16,355	4,332
Alrosa PJSC	4,517,000	4,166
Severstal PAO GDR	312,475	3,805
Novolipetsk Steel PJSC	1,926,353	3,783
Tatneft PJSC	351,046	2,619
Magnit PJSC (MISX)	41,962	2,583
Polyus PJSC	10,826	2,470
Mobile TeleSystems PJSC ADR	276,748	2,452
* VTB Bank PJSC	4,359,448,867	2,270
* VTB Bank PJSC GDR	2,300,991	2,258
* RusHydro PJSC	210,194,634	2,156
PhosAgro PJSC GDR	168,205	1,988
Magnitogorsk Iron & Steel Works PJSC	3,377,748	1,824
Rosneft Oil Co. PJSC	330,980	1,596
* Rostelecom PJSC	1,223,758	1,484
Federal Grid Co. Unified Energy System PJSC	489,926,667	1,314
Rosseti PJSC	54,338,896	1,169
* Aeroflot PJSC	970,911	1,083
Surgutneftegas PJSC	2,130,000	1,071
Tatneft PAO Preference Shares	136,538	993
Sistema PJSFC GDR	191,390	990
* Rostelecom PJSC ADR	118,592	853
Unipro PJSC	22,147,100	846
Bashneft PAO Preference Shares	45,952	839
* RussNeft PJSC	92,261	614
Mosenergo PJSC	17,194,000	504
Severstal PAO	40,869	502
Sistema PJSFC	1,475,900	395
PhosAgro PJSC	7,510	273
* Sberbank of Russia PJSC ADR (XLON)	2,249	27
		322,884
Saudi Arabia (0.7%)
Saudi Basic Industries Corp.	1,615,770	38,242
Al Rajhi Bank	2,196,324	34,518
Saudi Telecom Co.	1,078,586	28,075
1 Saudi Arabian Oil Co.	2,786,260	24,468
National Commercial Bank	2,428,524	23,492
Samba Financial Group	1,752,548	12,072
Riyad Bank	2,630,568	11,882
Banque Saudi Fransi	1,059,914	8,472
Saudi Arabian Fertilizer Co.	360,666	7,512
* Saudi Arabian Mining Co.	729,537	7,086
* Alinma Bank	1,749,135	6,806
Almarai Co. JSC	454,473	6,494
Arab National Bank	1,162,620	6,032
Savola Group	471,678	5,831
Saudi Electricity Co.	1,393,711	5,805
Yanbu National Petrochemical Co.	418,118	5,786
* Etihad Etisalat Co.	682,873	4,918
Jarir Marketing Co.	105,833	4,331
Bank AlBilad	645,886	4,041
* Bupa Arabia for Cooperative Insurance Co.	112,164	3,545
* Saudi Kayan Petrochemical Co.	1,326,989	2,868
Advanced Petrochemical Co.	191,126	2,605
Abdullah Al Othaim Markets Co.	79,515	2,540
Sahara International Petrochemical Co.	642,789	2,479
Mouwasat Medical Services Co.	83,664	2,445

* Co for Cooperative Insurance	111,332	2,413
Bank Al-Jazira	717,293	2,280
Southern Province Cement Co.	120,082	2,102
Saudi Cement Co.	134,632	2,017
Saudi Industrial Investment Group	395,139	1,933
Arabian Centres Co. Ltd.	291,544	1,859
* Dar Al Arkan Real Estate Development Co.	958,674	1,853
* National Industrialization Co.	579,053	1,600
* Mobile Telecommunications Co. Saudi Arabia	521,526	1,578
Saudi Airlines Catering Co.	69,021	1,515
Qassim Cement Co.	81,044	1,444
National Petrochemical Co.	216,888	1,390
* Rabigh Refining & Petrochemical Co.	403,788	1,368
* Emaar Economic City	703,047	1,332
Saudi Ground Services Co.	151,632	1,181
Yanbu Cement Co.	140,916	1,175
* Seera Group Holding	261,048	1,154
* Saudi Research & Marketing Group	57,694	907
Dallah Healthcare Co.	51,711	743
* Fawaz Abdulaziz Al Hokair & Co.	107,624	547
		292,736
Singapore (0.7%)
DBS Group Holdings Ltd.	3,218,648	46,495
Oversea-Chinese Banking Corp. Ltd.	6,190,811	38,778
United Overseas Bank Ltd.	2,315,450	32,600
Singapore Telecommunications Ltd.	13,410,146	24,338
Ascendas REIT	5,240,972	13,566
Wilmar International Ltd.	3,507,007	11,854
Keppel Corp. Ltd.	2,573,779	10,135
CapitaLand Ltd.	4,508,741	9,100
Singapore Exchange Ltd.	1,469,258	8,765
Mapletree Logistics Trust	4,617,700	7,193
Mapletree Industrial Trust	2,741,200	6,554
Singapore Technologies Engineering Ltd.	2,718,322	6,502
CapitaLand Mall Trust	4,303,951	5,949
Venture Corp. Ltd.	453,051	5,917
CapitaLand Commercial Trust	4,939,551	5,825
Singapore Airlines Ltd.	2,266,847	5,655
Genting Singapore Ltd.	10,300,664	5,526
Mapletree Commercial Trust	3,960,912	5,333
City Developments Ltd.	841,361	5,039
UOL Group Ltd.	894,967	4,335
Suntec REIT	3,736,572	3,666
ComfortDelGro Corp. Ltd.	3,679,849	3,661
Keppel REIT	3,540,800	2,850
Jardine Cycle & Carriage Ltd.	177,839	2,608
Mapletree North Asia Commercial Trust	4,111,400	2,580
SATS Ltd.	1,137,915	2,281
Singapore Press Holdings Ltd.	2,830,957	2,207
Sembcorp Industries Ltd.	1,663,291	2,100
Ascott Residence Trust	3,140,500	2,061
Singapore Post Ltd.	2,606,164	1,354
Golden Agri-Resources Ltd.	11,522,101	1,325
Olam International Ltd.	1,108,700	1,080
Hutchison Port Holdings Trust	8,421,808	913
StarHub Ltd.	978,937	871
Wing Tai Holdings Ltd.	639,240	796

SIA Engineering Co. Ltd.	405,309	524
Frasers Property Ltd.	583,000	493
* Sembcorp Marine Ltd.	1,410,477	392
		291,221
South Africa (1.1%)
Naspers Ltd.	760,939	138,454
AngloGold Ashanti Ltd.	749,401	24,448
Gold Fields Ltd.	1,559,808	20,627
FirstRand Ltd.	8,328,022	18,968
Standard Bank Group Ltd.	2,308,225	14,680
Impala Platinum Holdings Ltd.	1,327,330	11,849
MTN Group Ltd.	3,244,198	11,347
Sanlam Ltd.	3,167,660	11,210
* Sibanye Stillwater Ltd.	3,901,080	11,035
Bid Corp. Ltd.	600,788	9,909
Anglo American Platinum Ltd.	110,750	8,502
* Sasol Ltd.	997,391	8,063
Vodacom Group Ltd.	1,071,344	8,039
Absa Group Ltd.	1,289,503	5,976
Clicks Group Ltd.	427,145	5,700
Shoprite Holdings Ltd.	890,653	5,441
* Harmony Gold Mining Co. Ltd.	831,082	5,368
Old Mutual Ltd. (XLON)	7,981,512	5,321
* Aspen Pharmacare Holdings Ltd.	683,359	5,287
Capitec Bank Holdings Ltd.	96,582	4,997
Remgro Ltd.	920,834	4,965
* Northam Platinum Ltd.	617,537	4,875
* MultiChoice Group	790,081	4,868
Bidvest Group Ltd.	613,405	4,735
Discovery Ltd.	657,370	4,275
Growthpoint Properties Ltd.	5,308,680	4,136
Nedbank Group Ltd.	624,772	3,834
Mondi plc (XJSE)	200,265	3,627
Exxaro Resources Ltd.	451,797	3,564
NEPI Rockcastle plc	668,996	3,468
Mr Price Group Ltd.	463,448	3,427
SPAR Group Ltd.	346,362	3,337
Kumba Iron Ore Ltd.	96,290	3,114
Tiger Brands Ltd.	302,031	3,110
Woolworths Holdings Ltd.	1,592,725	2,946
PSG Group Ltd.	294,423	2,634
Life Healthcare Group Holdings Ltd.	2,461,458	2,512
Rand Merchant Investment Holdings Ltd.	1,322,205	2,455
AVI Ltd.	558,443	2,302
African Rainbow Minerals Ltd.	188,256	2,149
Netcare Ltd.	2,553,211	2,033
Redefine Properties Ltd.	10,437,315	1,961
Foschini Group Ltd.	420,574	1,726
Momentum Metropolitan Holdings	1,772,722	1,725
Pick n Pay Stores Ltd.	618,274	1,619
Fortress REIT Ltd. Class A	2,095,810	1,508
Truworths International Ltd.	771,261	1,478
Resilient REIT Ltd.	575,092	1,474
* Sappi Ltd.	971,282	1,394
Barloworld Ltd.	356,206	1,374
Santam Ltd.	74,052	1,148
Investec Ltd.	547,754	1,072

	Coronation Fund Managers Ltd.	455,174	1,045
	Telkom SA SOC Ltd.	524,873	895
	Liberty Holdings Ltd.	220,133	892
1	Dis-Chem Pharmacies Ltd.	745,124	752
1	Pepkor Holdings Ltd.	1,277,632	745
*	Ninety One Ltd.	249,702	726
	Distell Group Holdings Ltd.	146,903	584
	Reunert Ltd.	297,234	541
	Vukile Property Fund Ltd.	1,567,043	537
	Hyprop Investments Ltd.	426,973	497
	MAS Real Estate Inc.	728,238	489
	Motus Holdings Ltd.	293,182	485
*	Foschini Group Ltd . Rights Exp. 08/07/2020	168,229	270
	Fortress REIT Ltd. Class B	1,461,343	211
	Tsogo Sun Gaming Ltd.	909,302	171
	RMB Holdings Ltd.	2,012,280	160
	Old Mutual Ltd. (XJSE)	226,725	152
			433,218
South Korea (3.3%)
	Samsung Electronics Co. Ltd. GDR	179,946	218,219
	Samsung Electronics Co. Ltd.	3,931,242	192,135
	SK Hynix Inc.	927,926	64,970
	NAVER Corp.	237,676	60,382
	Samsung Electronics Co. Ltd. Preference Shares	1,423,189	59,444
*	Celltrion Inc.	185,580	46,263
	LG Chem Ltd.	82,125	39,325
	Samsung SDI Co. Ltd.	94,392	31,601
	Kakao Corp.	95,731	27,773
	Hyundai Motor Co.	250,120	26,678
	NCSoft Corp.	30,166	20,555
	Hyundai Mobis Co. Ltd.	115,343	19,959
	LG Household & Health Care Ltd.	15,678	18,082
	Kia Motors Corp.	460,822	15,685
	Posco ADR	373,539	14,949
*,1	Samsung Biologics Co. Ltd.	24,002	14,799
	KB Financial Group Inc. ADR	465,531	13,621
	KT&G Corp.	198,997	13,507
	Samsung C&T Corp.	151,329	13,480
	Hana Financial Group Inc.	516,024	12,805
^	Shinhan Financial Group Co. Ltd. ADR	484,262	12,024
	Samsung Electro -Mechanics Co. Ltd.	99,990	11,829
	LG Electronics Inc.	196,564	11,689
	SK Innovation Co. Ltd.	103,168	11,038
	SK Holdings Co. Ltd.	56,085	10,454
*	Celltrion Healthcare Co. Ltd.	127,335	10,112
	LG Corp.	161,347	10,019
	Shinhan Financial Group Co. Ltd.	375,950	9,434
	Samsung Fire & Marine Insurance Co. Ltd.	59,414	8,552
	Amorepacific Corp.	57,515	8,038
	Samsung SDS Co. Ltd.	57,124	8,006
	KB Financial Group Inc.	258,465	7,649
	Woori Financial Group Inc.	975,154	6,975
	Coway Co. Ltd.	99,927	6,442
	SK Telecom Co. Ltd. ADR	307,181	6,233
	Korea Zinc Co. Ltd.	17,698	6,154
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	77,778	5,841
*,^	HLB Inc.	73,635	5,180

	Posco	29,994	4,840
	CJ CheilJedang Corp.	14,743	4,784
	Mirae Asset Daewoo Co. Ltd.	707,160	4,696
^	Samsung Life Insurance Co. Ltd.	116,509	4,654
	Orion Corp.	38,780	4,362
*	LG Display Co. Ltd.	407,098	4,309
	Yuhan Corp.	83,295	4,006
	Industrial Bank of Korea	575,076	3,924
	S-Oil Corp.	76,317	3,922
	Hyundai Motor Co. 2nd Preference Shares	66,572	3,877
	Hyundai Heavy Industries Holdings Co. Ltd.	19,230	3,825
*	Korea Electric Power Corp.	237,829	3,816
	Lotte Chemical Corp.	26,797	3,800
*	Samsung Heavy Industries Co. Ltd.	786,499	3,790
	Hyundai Engineering & Construction Co. Ltd.	129,435	3,739
	Kangwon Land Inc.	192,924	3,704
	Daelim Industrial Co. Ltd.	48,770	3,430
	E-MART Inc.	35,650	3,413
	LG Uplus Corp.	351,097	3,380
*,^,1 Netmarble Corp.		31,017	3,337
	DB Insurance Co. Ltd.	82,986	3,282
*	Korea Electric Power Corp. ADR	416,809	3,264
	Hotel Shilla Co. Ltd.	54,729	3,238
	Hanwha Solutions Corp.	147,834	3,173
	Hyundai Glovis Co. Ltd.	33,523	3,143
	LG Chem Ltd. Preference Shares	13,441	3,015
	Hankook Tire & Technology Co. Ltd.	134,348	2,942
*	Samsung Engineering Co. Ltd.	287,510	2,884
	Hanmi Pharm Co. Ltd.	12,840	2,844
	Samsung Securities Co. Ltd.	114,550	2,789
	GS Holdings Corp.	94,498	2,781
	Hyundai Steel Co.	132,791	2,773
	Korea Investment Holdings Co. Ltd.	67,405	2,761
	Fila Holdings Corp.	92,712	2,608
	S-1 Corp.	34,276	2,604
	POSCO Chemical Co. Ltd.	39,899	2,543
	GS Engineering & Construction Corp.	107,455	2,437
	Hanon Systems	286,945	2,403
	Korea Aerospace Industries Ltd.	116,667	2,353
	LG Household & Health Care Ltd. Preference Shares	3,906	2,345
	AMOREPACIFIC Group	52,250	2,340
	BNK Financial Group Inc.	524,311	2,266
*	Doosan Heavy Industries & Construction Co. Ltd.	249,921	2,204
	Kumho Petrochemical Co. Ltd.	30,707	2,184
	Shinsegae Inc.	12,331	2,170
	Hyundai Motor Co. Preference Shares	37,085	2,153
	Hyundai Marine & Fire Insurance Co. Ltd.	107,533	2,105
*	Korean Air Lines Co. Ltd.	141,388	2,071
	SKC Co. Ltd.	34,483	2,030
	Cheil Worldwide Inc.	125,639	2,028
	Hite Jinro Co. Ltd.	55,096	1,927
*,^	Helixmith Co. Ltd.	41,533	1,889
	NongShim Co. Ltd.	5,747	1,783
	NH Investment & Securities Co. Ltd.	236,899	1,749
*	CJ Logistics Corp.	13,576	1,746
	Hanwha Corp.	80,694	1,723
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	85,955	1,713

	SK Telecom Co. Ltd.	9,146	1,694
	CJ ENM Co. Ltd.	16,883	1,635
	CJ Corp.	22,581	1,563
^	Hanssem Co. Ltd.	18,111	1,552
	HDC Hyundai Development Co -Engineering & Construction	83,732	1,528
*	OCI Co. Ltd.	32,078	1,515
*,^	Doosan Infracore Co. Ltd.	239,359	1,433
	Mando Corp.	60,877	1,413
	GS Retail Co. Ltd.	48,347	1,395
	Hyundai Department Store Co. Ltd.	27,645	1,387
	Samsung Card Co. Ltd.	57,236	1,359
	Lotte Shopping Co. Ltd.	20,096	1,317
*	Hanwha Aerospace Co. Ltd.	64,264	1,316
	LOTTE Fine Chemical Co. Ltd.	34,238	1,259
*	NHN Corp.	17,810	1,234
	Lotte Corp.	46,891	1,224
	DGB Financial Group Inc.	277,685	1,203
	SK Networks Co. Ltd.	274,934	1,177
	BGF retail Co. Ltd.	11,076	1,157
	LS Corp.	31,252	1,103
	Ottogi Corp.	2,331	1,091
	Korea Gas Corp.	50,848	1,084
	Posco International Corp.	91,633	1,068
	Medytox Inc.	7,270	1,056
*	Daewoo Engineering & Construction Co. Ltd.	346,213	1,016
	Dongsuh Cos. Inc.	55,235	1,002
	KEPCO Plant Service & Engineering Co. Ltd.	40,242	995
	Doosan Bobcat Inc.	42,928	972
	Hyundai Mipo Dockyard Co. Ltd.	36,929	970
*,^,§ SillaJen Inc.		94,185	957
	KCC Corp.	8,372	946
	Ssangyong Cement Industrial Co. Ltd.	212,468	903
^	Hanmi Science Co. ltd	24,445	868
	Hyundai Wia Corp.	26,670	853
	Paradise Co. Ltd.	75,316	830
	Mirae Asset Daewoo Co. Ltd. Preference Shares	212,315	764
	Amorepacific Corp. Preference Shares	14,636	757
*,^	Doosan Solus Co. Ltd.	20,228	642
	Hanwha Life Insurance Co. Ltd.	483,092	595
	Lotte Chilsung Beverage Co. Ltd.	6,546	556
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	4,525	466
	LG Electronics Inc. Preference Shares	19,232	435
	Hanwha Corp. Preference Shares	36,056	359
	CJ CheilJedang Corp. Preference Shares	1,095	135
			1,296,556
Spain (1.5%)
*	Iberdrola SA (XMAD)	10,588,598	136,861
	Banco Santander SA (XMAD)	28,513,143	61,146
	Industria de Diseno Textil SA	1,890,190	50,086
	Amadeus IT Group SA	765,906	38,246
	Banco Bilbao Vizcaya Argentaria SA	11,986,075	37,321
	Telefonica SA	8,503,278	35,612
1	Cellnex Telecom SA	486,394	30,611
*	Ferrovial SA	866,641	21,222
*	Repsol SA	2,486,896	19,611
*,1	Aena SME SA	126,488	16,492
	Endesa SA	567,071	16,177

Red Electrica Corp. SA	776,590	15,140
CaixaBank SA	6,416,327	13,802
^ Enagas SA	446,350	11,261
Grifols SA	385,265	11,225
ACS Actividades de Construccion y Servicios SA	452,614	10,499
^ Naturgy Energy Group SA	535,673	9,968
Siemens Gamesa Renewable Energy SA	402,111	9,488
Grifols SA Preference Shares	360,616	6,875
Bankinter SA	1,228,081	6,385
Inmobiliaria Colonial Socimi SA	583,760	5,004
Merlin Properties Socimi SA	602,220	4,982
Acciona SA	36,895	4,096
Banco de Sabadell SA	10,044,710	3,448
Mapfre SA	1,804,964	3,268
* Iberdrola SA	239,067	3,075
Bankia SA	2,129,441	2,713
Banco Santander SA (XMEX)	1,038,439	2,380
Zardoya Otis SA	320,685	2,129
* Cellnex Telecom SA Rights Exp. 08/07/2020	484,807	2,027
		591,150
Sweden (2.0%)
Telefonaktiebolaget LM Ericsson Class B	5,359,522	62,358
Investor AB Class B	864,478	51,294
Atlas Copco AB Class A	1,132,664	50,281
* Volvo AB Class B	2,701,691	46,690
Assa Abloy AB Class B	1,653,543	36,504
* Sandvik AB	1,942,966	36,311
* Essity AB Class B	1,097,706	36,218
* Hexagon AB Class B	458,433	29,980
* Swedbank AB Class A	1,801,804	29,258
Atlas Copco AB Class B	682,169	26,402
* Skandinaviska Enskilda Banken AB Class A	2,588,491	25,044
* Svenska Handelsbanken AB Class A	2,649,942	24,990
Hennes & Mauritz AB Class B	1,573,987	24,534
Swedish Match AB	279,336	21,523
Telia Co. AB	4,638,642	18,076
Epiroc AB Class A	1,128,432	15,778
Kinnevik AB	428,319	15,077
Tele2 AB	957,760	13,588
Boliden AB	492,892	13,460
* Alfa Laval AB	565,221	13,389
* Svenska Cellulosa AB SCA Class B	1,095,384	13,303
* Skanska AB Class B	646,341	13,047
* Nibe Industrier AB Class B	542,179	13,045
Skf Ab	692,585	12,822
Investor AB Class A	191,766	11,299
Castellum AB	484,192	10,413
* Industrivarden AB Class A	374,725	9,317
Epiroc AB Class B	684,157	9,315
EQT AB	361,899	8,556
* Securitas AB Class B	553,567	8,254
Lundin Energy AB	344,559	8,037
Electrolux AB Class B	411,591	7,735
* Industrivarden AB Class C	302,272	7,456
* Fastighets AB Balder Class B	174,230	7,216
Husqvarna AB	724,222	6,931
ICA Gruppen AB	139,299	6,843

*	Trelleborg AB Class B	438,139	6,805
^	Elekta AB Class B	647,224	6,670
*	Swedish Orphan Biovitrum AB	316,222	6,645
*	L E Lundbergforetagen AB Class B	134,039	6,296
*	Saab AB Class B	164,261	5,307
	Investment AB Latour Class B	218,431	4,484
	Hufvudstaden AB Class A	200,808	2,608
*	Electrolux Professional AB Class B	408,255	1,612
	Telefonaktiebolaget LM Ericsson Class A	100,981	1,277
*	Svenska Handelsbanken AB Class B	93,288	976
*,^	Skandinaviska Enskilda Banken AB Class C	33,504	340
*	Svenska Cellulosa AB SCA Class A	8,325	102
			787,466
Switzerland (6.4%)
	Nestle SA	5,189,478	617,142
	Roche Holding AG	1,252,378	433,769
	Novartis AG	3,872,130	318,937
	Zurich Insurance Group AG	268,280	99,211
	Lonza Group AG	133,348	83,387
	ABB Ltd.	3,215,635	80,755
	UBS Group AG	6,038,192	71,135
	Givaudan SA	16,591	68,715
	Cie Financiere Richemont SA	918,554	57,025
	Sika AG	249,292	54,777
*	Alcon Inc.	825,893	49,916
	Credit Suisse Group AG	4,324,177	46,114
	SWISS RE AG	523,228	41,287
	Geberit AG	63,991	35,318
	LafargeHolcim Ltd. (XSWX)	689,683	32,629
	Partners Group Holding AG	29,635	28,708
	SGS SA-REG	10,573	27,689
	Swisscom AG	45,868	24,382
*	Sonova Holding AG	96,878	21,905
	Swiss Life Holding AG	59,795	21,852
	Logitech International SA	264,735	19,312
	Schindler Holding AG	72,924	18,536
	Straumann Holding AG	18,034	17,865
	Julius Baer Group Ltd.	389,188	17,085
	Roche Holding AG (Bearer)	49,464	17,049
	Temenos AG	109,233	16,143
	Chocoladefabriken Lindt & Spruengli AG (Registered)	188	16,119
*	Kuehne & Nagel International AG	90,129	15,537
	Chocoladefabriken Lindt & Spruengli AG	1,829	14,160
	Vifor Pharma AG	93,441	13,189
	Adecco Group AG	276,283	13,055
	Baloise Holding AG	81,940	12,502
	Swiss Prime Site AG	134,980	12,319
	Barry Callebaut AG	5,439	11,326
	Swatch Group AG (Bearer)	53,550	11,227
	EMS-Chemie Holding AG	12,687	10,956
	LafargeHolcim Ltd. (XPAR)	230,997	10,782
	PSP Swiss Property AG	77,918	8,656
	Schindler Holding AG (Registered)	34,498	8,633
	Georg Fischer AG	7,340	6,744
	Clariant AG	355,784	6,725
	Banque Cantonale Vaudoise	50,923	5,336
	Helvetia Holding AG	58,815	5,330

* Flughafen Zurich AG	34,042	4,316
DKSH Holding AG	64,173	4,122
OC Oerlikon Corp. AG	345,743	2,902
Swatch Group AG (Registered)	69,633	2,777
Sulzer AG	31,683	2,627
* Dufry AG	58,677	1,498
		2,521,481
Taiwan (3.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,095,859	402,012
Taiwan Semiconductor Manufacturing Co. Ltd.	18,373,373	267,399
MediaTek Inc.	2,653,700	63,365
Hon Hai Precision Industry Co. Ltd.	21,420,823	57,250
Delta Electronics Inc.	3,859,676	26,383
Largan Precision Co. Ltd.	183,848	23,990
Formosa Plastics Corp.	8,736,873	23,399
CTBC Financial Holding Co. Ltd.	32,503,939	21,525
Mega Financial Holding Co. Ltd.	19,474,777	21,499
Nan Ya Plastics Corp.	10,104,615	21,071
Uni-President Enterprises Corp.	8,556,487	20,883
Cathay Financial Holding Co. Ltd.	14,818,661	20,032
E.Sun Financial Holding Co. Ltd.	21,363,238	19,768
Fubon Financial Holding Co. Ltd.	13,178,861	18,769
^ Chunghwa Telecom Co. Ltd. ADR	466,913	17,220
China Steel Corp.	22,104,234	14,954
ASE Technology Holding Co. Ltd.	5,580,449	14,297
Formosa Chemicals & Fibre Corp.	6,133,306	14,111
First Financial Holding Co. Ltd.	17,495,495	14,099
* Quanta Computer Inc.	4,797,598	13,404
Taiwan Cement Corp.	8,592,345	13,198
Hotai Motor Co. Ltd.	573,000	13,105
Yuanta Financial Holding Co. Ltd.	19,902,916	12,246
Taiwan Cooperative Financial Holding Co. Ltd.	16,598,690	12,124
Hua Nan Financial Holdings Co. Ltd.	16,114,835	11,052
United Microelectronics Corp. ADR	2,969,084	10,986
Yageo Corp.	818,000	10,862
Realtek Semiconductor Corp.	835,768	10,663
Taiwan Mobile Co. Ltd.	2,929,713	10,497
Novatek Microelectronics Corp.	992,916	9,843
Catcher Technology Co. Ltd.	1,327,153	9,799
* President Chain Store Corp.	999,904	9,551
Chailease Holding Co. Ltd.	2,261,895	9,466
Asustek Computer Inc.	1,261,026	9,301
Shanghai Commercial & Savings Bank Ltd.	5,874,000	8,488
Taishin Financial Holding Co. Ltd.	18,174,966	8,283
Advantech Co. Ltd.	743,536	7,825
Win Semiconductors Corp.	715,000	7,710
Pegatron Corp.	3,623,038	7,601
Accton Technology Corp.	951,000	7,450
China Development Financial Holding Corp.	24,454,318	7,213
Chang Hwa Commercial Bank Ltd.	11,097,265	7,194
Chunghwa Telecom Co. Ltd.	1,874,207	7,004
Formosa Petrochemical Corp.	2,464,580	6,869
SinoPac Financial Holdings Co. Ltd.	18,779,229	6,826
Lite-On Technology Corp.	3,777,767	6,391
* Shin Kong Financial Holding Co. Ltd.	21,273,015	6,182
Far Eastern New Century Corp.	6,996,819	6,119
Far EasTone Telecommunications Co. Ltd.	2,830,643	6,099

Wistron Corp.	5,075,445	5,947
Asia Cement Corp.	4,158,519	5,669
Giant Manufacturing Co. Ltd.	531,625	5,598
Globalwafers Co. Ltd.	371,000	5,311
Walsin Technology Corp.	867,000	5,194
Unimicron Technology Corp.	2,297,975	5,048
Vanguard International Semiconductor Corp.	1,522,466	4,935
Zhen Ding Technology Holding Ltd.	1,054,000	4,859
Inventec Corp.	5,517,064	4,699
Compal Electronics Inc.	7,378,510	4,686
Pou Chen Corp.	4,765,125	4,320
Innolux Corp.	15,096,370	4,276
Taiwan High Speed Rail Corp.	3,728,000	4,244
Eclat Textile Co. Ltd.	358,398	4,236
Wiwynn Corp.	150,000	4,022
* Feng TAY Enterprise Co. Ltd.	649,610	3,891
Cheng Shin Rubber Industry Co. Ltd.	3,273,222	3,797
Synnex Technology International Corp.	2,412,889	3,604
China Life Insurance Co. Ltd.	5,192,451	3,601
Foxconn Technology Co. Ltd.	1,908,925	3,537
United Microelectronics Corp.	4,659,978	3,534
Acer Inc.	5,092,396	3,518
* AU Optronics Corp. ADR	1,020,878	3,400
Chicony Electronics Co. Ltd.	1,050,337	3,111
Taiwan Business Bank	8,864,840	3,058
Teco Electric and Machinery Co. Ltd.	3,208,000	2,982
Nanya Technology Corp.	1,376,600	2,849
* Epistar Corp.	1,736,000	2,687
Walsin Lihwa Corp.	5,461,000	2,672
Taiwan Fertilizer Co. Ltd.	1,286,000	2,452
* AU Optronics Corp.	5,719,000	1,948
Eternal Materials Co. Ltd.	1,820,104	1,923
Formosa Taffeta Co. Ltd.	1,814,000	1,871
* Evergreen Marine Corp. Taiwan Ltd.	4,217,300	1,583
Eva Airways Corp.	4,080,188	1,513
Capital Securities Corp.	3,704,587	1,504
Taiwan Secom Co. Ltd.	483,725	1,420
Far Eastern International Bank	3,538,404	1,329
* China Airlines Ltd.	4,564,913	1,245
* Yulon Motor Co. Ltd.	1,527,898	1,238
HTC Corp.	1,211,570	1,236
ASE Technology Holding Co. Ltd. ADR	225,217	1,128
Transcend Information Inc.	493,455	1,109
* Taiwan Glass Industry Corp.	3,057,089	1,055
* OBI Pharma Inc.	238,790	960
* TPK Holding Co. Ltd.	538,422	955
* Wan Hai Lines Ltd.	1,229,702	731
U-Ming Marine Transport Corp.	732,000	693
Oriental Union Chemical Corp.	1,254,191	662
China Motor Corp.	425,642	563
Yulon Nissan Motor Co. Ltd.	39,633	376
		1,502,156
Thailand (0.6%)
PTT PCL (Foreign)	25,384,320	31,845
CP ALL PCL (Foreign)	9,484,813	20,766
Airports of Thailand PCL (Foreign)	8,802,390	14,583
Bangkok Dusit Medical Services PCL	16,547,401	11,761

Siam Cement PCL NVDR	952,280	11,684
Advanced Info Service PCL (Foreign)	1,949,164	11,570
PTT Exploration & Production PCL (Foreign)	2,558,900	7,500
Charoen Pokphand Foods PCL (Foreign)	6,740,178	7,304
Siam Cement PCL (Foreign)	578,213	7,095
Gulf Energy Development PCL	6,100,595	6,615
Siam Commercial Bank PCL (Foreign)	3,015,189	6,500
Central Pattana PCL	4,128,994	6,412
Intouch Holdings PCL NVDR	3,094,304	5,645
PTT Global Chemical PCL	3,532,927	5,343
Home Product Center PCL	10,601,389	5,305
Kasikornbank PCL (Foreign)	1,996,483	5,203
BTS Group Holdings PCL	14,746,441	4,974
Digital Telecommunications Infrastructure Fund (Foreign)	9,304,248	4,506
Energy Absolute PCL	2,911,200	4,427
Bangkok Expressway & Metro PCL (Foreign)	15,134,627	4,304
* Minor International PCL (Foreign)	7,261,067	4,252
^ Krung Thai Bank PCL (Foreign)	12,409,812	3,932
Electricity Generating PCL (Foreign)	473,009	3,605
Indorama Ventures PCL	3,787,983	3,047
Kasikornbank PCL	1,155,637	3,011
Delta Electronics Thailand PCL	811,000	2,963
Osotspa PCL	1,986,000	2,711
Ratchaburi Electricity Generating Holding PCL (Foreign)	1,392,645	2,673
Bangkok Bank PCL (Foreign)	834,927	2,671
Siam Commercial Bank PCL	1,230,600	2,653
Krungthai Card PCL (Foreign)	2,536,300	2,510
TMB Bank PCL	81,591,467	2,492
Thai Oil PCL (Foreign)	1,800,483	2,436
Thai Union Frozen Products PCL (Foreign)	5,364,049	2,308
Bumrungrad Hospital PCL (Foreign)	608,042	2,238
Global Power Synergy PCL	1,015,307	2,236
Berli Jucker PCL	1,770,915	2,101
Asset World Corp. PCL	15,246,400	1,971
^ B Grimm Power PCL	1,174,500	1,851
Muangthai Capital PCL	1,126,700	1,813
True Corp. PCL	16,649,986	1,795
Banpu PCL	9,497,029	1,700
* Srisawad Corp. PCL	1,025,400	1,583
Land & Houses PCL	6,369,900	1,516
Intouch Holdings PCL (Foreign)	813,697	1,484
IRPC PCL (Foreign)	17,398,528	1,422
Land & Houses PCL (Foreign)	5,553,476	1,321
Total Access Communication PCL (Foreign)	1,056,623	1,245
Siam City Cement PCL (Foreign)	152,936	742
Siam Makro PCL (Foreign)	529,000	688
Bangkok Life Assurance PCL (Foreign)	809,802	421
Central Pattana PCL NVDR	257,900	400
Bumrungrad Hospital PCL NVDR	50,700	187
Total Access Communication PCL NVDR	150,300	177
Krung Thai Bank PCL NVDR	166,300	53
Bangkok Life Assurance PCL	83,800	44
* BTS Group Holdings PCL Warrants Exp. 12/31/2021	1,374,224	40
* Minor International PCL Warrants Exp. 12/31/2021	322,731	10
		251,644
Turkey (0.1%)
BIM Birlesik Magazalar AS	800,186	8,169

Turkcell Iletisim Hizmetleri AS	1,948,452	4,136
* Turkiye Garanti Bankasi AS	3,805,196	3,825
* Akbank T.A.S.	4,775,870	3,592
KOC Holding AS	1,545,212	3,581
Aselsan Elektronik Sanayi Ve Ticaret AS	538,863	2,715
Eregli Demir ve Celik Fabrikalari TAS	2,450,994	2,677
* Tupras Turkiye Petrol Rafinerileri AS	223,751	2,652
Haci Omer Sabanci Holding AS (Bearer)	1,600,906	1,919
* Turkiye Is Bankasi AS	2,513,178	1,730
* Turk Hava Yollari AO	980,088	1,489
Ford Otomotiv Sanayi AS	114,038	1,351
* Turkiye Vakiflar Bankasi TAO	1,959,252	1,269
Enka Insaat ve Sanayi AS	1,267,464	1,183
* Petkim Petrokimya Holding AS	1,914,837	1,072
* Koza Altin Isletmeleri AS	84,990	1,055
Anadolu Efes Biracilik Ve Malt Sanayii AS	352,902	978
* Arcelik AS	278,983	924
Turk Telekomunikasyon AS	889,470	923
Turkiye Sise ve Cam Fabrikalari AS	1,043,950	863
* Yapi ve Kredi Bankasi AS	2,738,909	840
Tofas Turk Otomobil Fabrikasi AS	220,438	802
Coca-Cola Icecek AS	114,036	733
TAV Havalimanlari Holding AS	307,372	733
Tekfen Holding AS	305,173	666
Iskenderun Demir ve Celik AS	275,551	268
		50,145
United Arab Emirates (0.2%)
First Abu Dhabi Bank PJSC	7,852,813	23,813
Emirates Telecommunications Group Co. PJSC	3,132,026	14,161
§ Abu Dhabi Commercial Bank PJSC	4,775,420	6,603
* Emaar Properties PJSC	6,307,815	4,461
Dubai Islamic Bank PJSC	3,253,460	3,325
Aldar Properties PJSC	6,878,967	3,268
Abu Dhabi Islamic Bank PJSC	1,624,065	1,647
* Emaar Malls PJSC	3,735,923	1,360
Air Arabia PJSC	4,010,189	1,258
Dana Gas PJSC	6,387,072	1,256
Dubai Investments PJSC	3,858,174	1,217
* Emaar Development PJSC	1,361,907	757
* DAMAC Properties Dubai Co. PJSC	2,890,982	715
Dubai Financial Market PJSC	2,767,106	610
		64,451
United Kingdom (9.2%)
AstraZeneca plc	2,364,096	261,185
GlaxoSmithKline plc	8,877,102	176,835
HSBC Holdings plc	36,694,380	165,229
Diageo plc	4,128,289	151,057
British American Tobacco plc	4,112,945	135,926
BP plc	35,741,433	129,438
Rio Tinto plc	1,955,427	119,031
Unilever plc	1,961,787	116,815
Reckitt Benckiser Group plc	1,135,573	113,864
Royal Dutch Shell plc Class A	7,349,447	107,417
Royal Dutch Shell plc Class B	6,726,393	94,415
BHP Group plc	3,745,400	80,989
National Grid plc	6,319,909	74,145

	Vodafone Group plc	48,248,420	72,510
	Prudential plc	4,697,606	67,133
	London Stock Exchange Group plc	566,660	62,593
	Experian plc	1,630,478	56,953
	Anglo American plc	2,215,330	53,629
	Tesco plc	17,416,664	49,156
	CRH plc (XLON)	1,338,963	48,356
	Glencore plc	19,429,783	44,466
	Compass Group plc	3,193,534	43,941
	Lloyds Banking Group plc	126,739,742	43,182
	Barclays plc	31,131,391	40,362
	Relx plc	1,853,776	39,026
	BAE Systems plc	5,771,282	36,988
	Ferguson plc	404,328	35,643
	SSE plc	1,871,896	31,752
	Relx NV	1,494,869	31,747
	Smith & Nephew plc	1,573,384	31,055
	Legal & General Group plc	10,665,864	29,526
	Imperial Brands plc	1,694,457	28,231
	Segro plc	2,135,554	27,045
	Ashtead Group plc	805,585	25,653
	Flutter Entertainment plc	166,310	24,907
	Aviva plc	7,050,220	24,246
	Rentokil Initial plc	3,338,985	23,294
	Standard Chartered plc	4,654,780	23,273
*	Ocado Group plc	821,390	22,005
	Intertek Group plc	289,972	20,393
	BT Group plc	15,679,562	20,147
	3i Group plc	1,709,119	19,673
	Halma plc	678,741	19,279
	Sage Group plc	1,958,074	18,582
*	Persimmon plc	569,682	17,786
	Spirax-Sarco Engineering plc	131,936	17,631
	Bunzl plc	603,765	17,296
*,1	Just Eat Takeaway	159,199	17,113
	Croda International plc	223,133	16,653
	Next plc	228,438	16,124
	WPP plc	2,134,325	15,829
	DCC plc	176,822	15,723
	Polymetal International plc	609,678	15,081
	InterContinental Hotels Group plc	326,399	15,034
	Hargreaves Lansdown plc	644,919	14,636
	United Utilities Group plc	1,233,243	14,463
	Associated British Foods plc	624,724	14,309
	Smurfit Kappa Group plc	430,812	14,211
	Severn Trent plc	429,924	13,701
	Standard Life Aberdeen plc	4,038,346	13,144
	Informa plc	2,695,538	12,781
	Smiths Group plc	708,758	12,486
	Berkeley Group Holdings plc	209,429	12,151
	Barratt Developments plc	1,813,458	12,046
	Kingfisher plc	3,788,056	11,971
	Mondi plc (XLON)	671,530	11,895
	Burberry Group plc	727,291	11,850
1	Auto Trader Group plc	1,695,495	11,844
	Admiral Group plc	374,251	11,671
	St. James's Place plc	950,947	11,631

Natwest Group plc	8,165,620	11,246
Rightmove plc	1,556,182	11,231
Pennon Group plc	762,324	10,534
RSA Insurance Group plc	1,851,437	10,334
Whitbread plc	362,494	10,293
Taylor Wimpey plc	6,484,389	10,002
Johnson Matthey plc	340,438	9,941
M&G plc	4,661,031	9,755
Wm Morrison Supermarkets plc	3,981,024	9,657
Land Securities Group plc	1,276,386	9,613
Melrose Industries plc	8,642,525	9,543
Direct Line Insurance Group plc	2,450,341	9,482
Pearson plc	1,347,604	9,260
Rolls-Royce Holdings plc	3,084,705	9,254
B&M European Value Retail SA	1,521,304	9,147
Coca-Cola HBC AG	350,228	9,118
GVC Holdings plc	1,036,079	8,967
Intermediate Capital Group plc	498,567	8,727
HomeServe plc	494,105	8,554
Hikma Pharmaceuticals plc	302,450	8,475
Antofagasta plc	618,322	8,221
Phoenix Group Holdings plc	942,576	8,094
British Land Co. plc	1,662,462	7,933
DS Smith plc	2,297,730	7,770
Schroders plc	200,054	7,726
1 ConvaTec Group plc	2,837,687	7,542
1 Avast plc	981,970	7,363
Bellway plc	220,538	7,303
Weir Group plc	466,497	7,254
J Sainsbury plc	2,931,931	7,146
Tate & Lyle plc	832,338	7,084
Derwent London plc	180,515	6,791
Centrica plc	10,491,572	6,615
Travis Perkins plc	452,059	6,538
Howden Joinery Group plc	1,023,474	6,531
IMI plc	477,946	6,494
1 Quilter plc	3,284,280	6,251
Hiscox Ltd.	599,408	6,116
AVEVA Group plc	113,143	6,106
JD Sports Fashion plc	770,134	6,088
Fresnillo plc	333,150	5,410
G4S plc	2,767,221	5,141
ITV plc	6,747,715	4,976
Meggitt plc	1,385,297	4,840
Marks & Spencer Group plc	3,497,659	4,308
Ashmore Group plc	821,147	4,201
Inchcape plc	701,908	3,932
Renishaw plc	60,778	3,849
Evraz plc	1,036,958	3,840
John Wood Group plc	1,191,433	2,962
KAZ Minerals plc	389,104	2,713
* Virgin Money UK plc	2,262,571	2,566
Carnival plc	237,036	2,564
Investec plc	1,225,423	2,400
easyJet plc	344,047	2,213
^ TUI AG (XLON)	539,921	2,041
Micro Focus International plc	522,913	1,883

	Babcock International Group plc			470,620	1,773
*	Ninety One plc			620,383	1,747
	International Consolidated Airlines Group SA (London Shares)			805,727	1,737
	Cineworld Group plc			1,800,635	905
	Micro Focus International plc ADR			66,798	249
*,§	NMC Health plc			140,418	—
					3,610,501
Total Common Stocks (Cost $35,341,286)					39,065,622
		Coupon
Temporary Cash Investments (0.8%)
Money Market Fund (0.7%)
2,3	Vanguard Market Liquidity Fund	0.194%		2,532,674	253,268

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Cash Management Bill	0.210%	9/15/20	2,150	2,150
	United States Cash Management Bill	0.116%	9/29/20	8,500	8,498
4	United States Cash Management Bill	0.145%	12/15/20	36,100	36,086
	United States Treasury Bill	0.087%	9/24/20	400	400
					47,134
Total Temporary Cash Investments (Cost $300,377)					300,402
Total Investments (100.0%) (Cost $35,641,663)					39,366,024
Other Assets and Liabilities—Net (0.0%)					(2,732)
Net Assets (100%)					39,363,292
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $234,529,000.
§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $893,846,000, representing 2.3% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $253,120,000 was received for securities on loan.
4 Securities with a value of $34,519,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR —Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

FTSE All-World ex-US Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
							($000)

							Value and
				Number of			Unrealized
				Long (Short)	Notional		Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts

MSCI Emerging Markets Index		September 2020		1,878	100,407		8,082
Dow Jones EURO STOXX 50
Index		September 2020		2,033	76,226		220

Topix Index		September 2020		438	61,921		(4,571)

FTSE 100 Index		September 2020		462	35,599		(1,215)

S&P ASX 200 Index		September 2020		218	22,888		71
							2,587

Forward Currency Contracts
	Contract				Unrealized		Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)

Citibank, N.A.	10/6/20	JPY	12,889,114	USD	120,678	1,189	—
Morgan Stanley
Capital Services LLC	10/6/20	EUR	35,337	USD	39,854	1,833	—

Citibank, N.A.	10/6/20	EUR	34,612	USD	38,804	2,027	—

Citibank, N.A.	10/6/20	GBP	29,858	USD	36,939	2,158	—
Toronto-Dominion
Bank	10/6/20	AUD	26,591	USD	18,247	756	—
Morgan Stanley
Capital Services LLC	10/6/20	GBP	8,909	USD	11,068	599	—
Royal Bank of
Canada	10/6/20	EUR	8,719	USD	9,818	467	—

Citibank, N.A.	10/6/20	CAD	12,937	USD	9,538	122	—
Standard Chartered
Bank	10/6/20	EUR	5,672	USD	6,399	293	—
Royal Bank of
Canada	10/6/20	JPY	512,160	USD	4,766	77	—
Royal Bank of
Canada	10/6/20	AUD	4,646	USD	3,189	131	—
Royal Bank of
Canada	10/6/20	GBP	2,454	USD	3,018	195	—
Standard Chartered
Bank	10/6/20	GBP	430	USD	537	26	—

UBS AG	10/6/20	USD	56,955	JPY	6,074,859	—	(483)
Bank of America,
N.A.	10/6/20	USD	50,682	CHF	47,881	—	(1,775)

FTSE All-World ex-US Index Fund

Citibank, N.A.	10/6/20	USD	21,413	EUR	18,676	—	(619)
JPMorgan Chase
Bank, N.A.	10/6/20	USD	16,880	HKD	130,931	—	(13)

Citibank, N.A.	10/6/20	USD	13,641	JPY	1,462,425	—	(186)
Royal Bank of
Canada	10/6/20	USD	5,861	GBP	4,628	—	(200)

Citibank, N.A.	10/6/20	USD	5,341	AUD	7,612	—	(98)
Morgan Stanley
Capital Services LLC	10/6/20	USD	3,507	ZAR	60,955	—	(33)

						9,873	(3,407)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
USD—U.S. dollar.
ZAR—South African rand.

At July 31, 2020, the counterparties had deposited in segregated accounts cash of $9,170,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that f und’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent prici ng services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in t he value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.

FTSE All-World ex-US Index Fund

The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with t he use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.
In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

FTSE All-World ex-US Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	3,179,772	37,120	1,049	3,217,941
Common Stocks—Other	1,923,867	33,905,171	18,643	35,847,681
Temporary Cash Investments	253,268	47,134	—	300,402
Total	5,356,907	33,989,425	19,692	39,366,024
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,114	—	—	1,114
Forward Currency Contracts	—	9,873	—	9,873
Total	1,114	9,873	—	10,987
Liabilities
Futures Contracts[1]	9,344	—	—	9,344
Forward Currency Contracts	—	3,407	—	3,407
Total	9,344	3,407	—	12,751
1 Represents variation margin on the last day of the reporting period.